UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02216
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02216
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4497

Date of fiscal year end: 7/31

Date of reporting period: 1/31/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared five semiannual reports to shareholders for the period ended January 31, 2020. The first report applies to Short Duration Credit Opportunities Fund, the second  report applies to Absolute Return Currency Fund, the third report applies to Fundamental All Cap Core Fund, the fourth report applies to Diversified Strategies Fund, and the fifth report applies to Multi-Asset Absolute Return Fund.

John Hancock

Short Duration Credit Opportunities Fund

Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The bond markets posted positive performance during the 6 months ended January 31, 2020, with strong gains coming in the investment-grade corporate and high-yield segments of the market. U.S. Treasuries and tax-exempt municipal bonds also registered gains. Fixed-income investors have benefited from a combination of declining interest rates, low inflation, and accommodative central bank policy.

After a strong period of positive returns, investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Credit Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
46	Financial statements
50	Financial highlights
55	Notes to financial statements
70	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return, which consists of income on its investments and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

The Bloomberg Barclays 1 - 5 Year U.S. Credit Index includes investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 1/31/2020 (%)

QUALITY COMPOSITION AS OF 1/31/2020 (%)

U.S. Government Agency	0.5
Collateralized mortgage obligations – U.S. Government Agency	0.2
AAA	14.7
AA	3.0
A	7.6
BBB	24.7
BB	15.7
B	17.9
CCC and below	1.5
Not rated	7.5
Short-term investments and other	6.7

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 1-31-20 and do not reflect subsequent downgrades or upgrades, if any.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       3

COUNTRY COMPOSITION AS OF 1/31/2020 (%)

United States	74.3
United Kingdom	2.4
Ireland	1.5
Netherlands	1.3
Mexico	1.3
France	1.2
Indonesia	1.0
Canada	1.0
Other countries	16.0
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 1-31-20	as of 1-31-20
Class A	3.43	2.37	2.99	-0.46	12.40	34.28	2.62	2.62
Class C2	4.34	2.17	2.85	0.78	11.32	32.43	2.00	2.00
Class I3	6.29	3.19	3.55	2.18	17.00	41.77	3.00	2.99
Class R6[2,3]	6.51	3.31	3.47	2.35	17.69	40.66	3.11	3.10
Class NAV[3]	6.41	3.31	3.72	2.25	17.68	44.10	3.13	3.12
Index†	6.46	2.69	3.03	2.84	14.22	34.73	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 2.5%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.21	1.91	0.91	0.80	0.79
Net (%)	1.20	1.90	0.90	0.79	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays 1-5 Year U.S. Credit Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Credit Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays 1-5 Year U.S. Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	1-31-10	13,243	13,243	13,473
Class I3	1-31-10	14,177	14,177	13,473
Class R6[2,3]	1-31-10	14,066	14,066	13,473
Class NAV[3]	1-31-10	14,410	14,410	13,473

The values shown in the chart for "Class A with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 2.5%, which became effective on 2-3-14.

The Bloomberg Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international U.S. dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of waivers and reimbursements.
2	Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 11-2-09) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2019	Ending value on 1-31-2020	Expenses paid during period ended 1-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.40	$6.10	1.20%
	Hypothetical example	1,000.00	1,019.10	6.09	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,017.80	9.64	1.90%
	Hypothetical example	1,000.00	1,015.60	9.63	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,021.80	4.57	0.90%
	Hypothetical example	1,000.00	1,020.60	4.57	0.90%
Class R6	Actual expenses/actual returns	1,000.00	1,023.50	4.02	0.79%
	Hypothetical example	1,000.00	1,021.20	4.01	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,022.50	3.97	0.78%
	Hypothetical example	1,000.00	1,021.20	3.96	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$3,605,671
(Cost $3,599,388)
U.S. Government Agency 0.5%					3,605,671
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.625%) (A)	2.721	04-01-46		996,525	1,017,352
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	3.639	12-01-42		414,349	428,379
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	4.031	01-01-37		47,997	50,373
30 Yr Pass Thru (12 month LIBOR + 1.619%) (A)	4.390	05-01-43		220,926	228,106
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.600%) (A)	2.287	08-01-45		185,778	189,248
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.841	12-01-44		769,648	786,528
30 Yr Pass Thru (12 month LIBOR + 1.778%) (A)	4.039	04-01-44		350,428	364,764
30 Yr Pass Thru (1 Year CMT + 2.227%) (A)	4.399	01-01-37		215,343	227,240
30 Yr Pass Thru (12 month LIBOR + 1.765%) (A)	4.740	10-01-38		115,433	121,568
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		93,973	103,153

30 Yr Pass Thru	6.000	08-15-35		77,908	88,960
Foreign government obligations 11.5%					$94,416,805
(Cost $91,615,036)
Angola 0.3%					2,814,789
Republic of Angola
Bond (6 month LIBOR + 4.500%) (A)	6.388	12-07-23		168,000	163,800
Bond (B)	9.125	11-26-49		928,000	978,233
Bond (B)	9.375	05-08-48		187,000	202,552
Bond (6 month LIBOR + 7.500%) (A)	9.412	07-01-23		1,048,462	1,136,921
Bond	9.500	11-12-25		285,000	333,283
Argentina 0.4%					3,268,630
Republic of Argentina
Bond	3.375	01-15-23	EUR	423,000	207,459
Bond	5.000	01-15-27	EUR	107,000	49,591
Bond	6.625	07-06-28		451,000	200,249
Bond	6.875	01-26-27		450,000	201,600
Bond	7.820	12-31-33	EUR	4,439,675	2,609,731
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Azerbaijan 0.0%					$307,680
Republic of Azerbaijan
Bond (B)	3.500	09-01-32		306,000	307,680
Bahrain 0.1%					627,025
Kingdom of Bahrain
Bond (B)	6.000	09-19-44		140,000	145,342
Bond (B)	7.000	10-12-28		408,000	481,683
Belarus 0.1%					512,922
Republic of Belarus
Bond	6.200	02-28-30		200,000	218,246
Bond	7.625	06-29-27		255,000	294,676
Benin 0.1%					490,242
Republic of Benin
Bond (B)	5.750	03-26-26	EUR	428,000	490,242
Bolivia 0.0%					212,007
Plurinational State of Bolivia
Bond	4.500	03-20-28		218,000	212,007
Brazil 0.8%					6,444,878
Brazil Minas SPE
Bond	5.333	02-15-28		1,183,500	1,275,233
Bond (B)	5.333	02-15-28		107,100	115,401
Federative Republic of Brazil
Bill (C)	3.987	07-01-20	BRL	480,000	110,246
Bond	4.500	05-30-29		208,000	225,890
Bond	4.625	01-13-28		8,000	8,820
Bond	4.750	01-14-50		774,000	797,994
Bond	5.000	01-27-45		753,000	812,306
Note	10.000	01-01-21	BRL	5,350,000	1,320,148
Note	10.000	01-01-23	BRL	1,490,000	391,331
Note	10.000	01-01-25	BRL	1,410,000	383,519
Note	10.000	01-01-27	BRL	2,740,000	765,388
Note	10.000	01-01-29	BRL	695,000	198,261
Note	10.000	01-01-31	BRL	140,000	40,341
Cameroon 0.0%					107,091
Republic of Cameroon
Bond (B)	9.500	11-19-25		94,000	107,091
Chile 0.1%					636,955
Republic of Chile
Bond	4.500	03-01-26	CLP	225,000,000	311,340
Bond (B)	4.700	09-01-30	CLP	230,000,000	325,615
Colombia 0.6%					4,907,054
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	141,896
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Republic of Colombia
Bond	3.875	04-25-27		95,000	$102,078
Bond	4.375	03-21-23	COP	2,800,000,000	801,050
Bond	4.500	01-28-26		325,000	358,277
Bond	4.500	03-15-29		628,000	708,742
Bond	5.000	06-15-45		143,000	173,602
Bond	5.200	05-15-49		568,000	713,408
Bond	8.125	05-21-24		312,000	385,713
Bond	9.850	06-28-27	COP	2,888,000,000	1,068,450
Bond	10.375	01-28-33		278,000	453,838
Costa Rica 0.0%					201,600
Republic of Costa Rica
Bond	4.375	04-30-25		200,000	201,600
Czech Republic 0.1%					1,105,235
Czech Republic
Bond	0.250	02-10-27	CZK	9,020,000	362,744
Bond	0.950	05-15-30	CZK	8,470,000	352,582
Bond	1.000	06-26-26	CZK	2,620,000	111,450
Bond	2.750	07-23-29	CZK	930,000	45,361
Bond	4.200	12-04-36	CZK	3,800,000	233,098
Dominican Republic 0.3%					2,722,184
Government of Dominican Republic
Bond (B)	4.500	01-30-30		200,000	199,752
Bond	5.500	01-27-25		202,000	216,142
Bond (B)	5.875	04-18-24		93,000	99,627
Bond (B)	5.875	01-30-60		396,000	395,802
Bond	5.950	01-25-27		290,000	318,640
Bond	6.600	01-28-24		347,000	385,607
Bond	6.875	01-29-26		347,000	395,583
Bond (B)	7.450	04-30-44		595,000	711,031
Ecuador 0.3%					2,720,119
Republic of Ecuador
Bond	7.875	03-27-25		446,000	381,330
Bond (B)	7.875	01-23-28		237,000	197,599
Bond	7.875	01-23-28		272,000	221,003
Bond	8.875	10-23-27		305,000	258,106
Bond (B)	10.750	01-31-29		1,834,000	1,662,081
Egypt 0.5%					3,981,839
Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	148,404
Bond (B)	5.577	02-21-23		192,000	201,730
Bond (B)	5.625	04-16-30	EUR	1,251,000	1,455,098
Bond (B)	6.125	01-31-22		609,000	639,108
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (B)	6.375	04-11-31	EUR	226,000	$272,583
Bond (B)	8.150	11-20-59		181,000	197,950
Bond (B)	8.500	01-31-47		693,000	792,835
Bond	14.400	09-10-29	EGP	1,840,000	119,892
Bond	15.600	08-06-26	EGP	2,270,000	154,239
El Salvador 0.1%					959,986
Republic of El Salvador
Bond	7.650	06-15-35		456,000	530,105
Bond	8.250	04-10-32		189,000	230,864
Bond	8.625	02-28-29		162,000	199,017
Ghana 0.2%					1,272,416
Republic of Ghana
Bond (B)	7.875	03-26-27		167,000	178,490
Bond (B)	8.125	01-18-26		48,000	53,340
Bond (B)	8.627	06-16-49		177,000	177,404
Bond (B)	8.950	03-26-51		223,000	227,781
Bond (B)	10.750	10-14-30		494,000	635,401
Hungary 0.0%					317,883
Republic of Hungary
Bond	5.375	03-25-24		59,000	67,196
Bond	7.625	03-29-41		149,000	250,687
Indonesia 0.8%					6,714,373
Republic of Indonesia
Bond	2.850	02-14-30		402,000	406,964
Bond	3.700	10-30-49		295,000	307,090
Bond (B)	3.850	07-18-27		1,339,000	1,443,675
Bond (B)	4.350	01-08-27		20,000	22,131
Bond	5.250	01-17-42		673,000	832,110
Bond (B)	5.250	01-08-47		52,000	65,154
Bond	7.500	08-15-32	IDR	1,000,000,000	74,634
Bond	7.500	05-15-38	IDR	2,889,000,000	211,075
Bond	8.250	05-15-36	IDR	8,904,000,000	700,337
Bond	8.375	03-15-24	IDR	13,640,000,000	1,085,511
Bond	8.375	09-15-26	IDR	8,028,000,000	649,265
Bond	8.375	03-15-34	IDR	9,130,000,000	734,746
Bond	8.375	04-15-39	IDR	1,902,000,000	151,976
Bond	9.000	03-15-29	IDR	356,000,000	29,705
Ivory Coast 0.1%					1,113,030
Republic of Ivory Coast
Bond (B)	5.875	10-17-31	EUR	598,000	702,570
Bond	6.125	06-15-33		400,000	410,460
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Jamaica 0.1%					$529,044
Government of Jamaica
Bond	7.875	07-28-45		389,000	529,044
Jordan 0.1%					567,848
Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	567,848
Kenya 0.1%					1,020,333
Republic of Kenya
Bond	6.875	06-24-24		339,000	367,687
Bond (B)	7.000	05-22-27		211,000	224,109
Bond (B)	8.000	05-22-32		185,000	201,272
Bond	8.250	02-28-48		211,000	227,265
Lebanon 0.0%					362,572
Republic of Lebanon
Bond	6.650	04-22-24		475,000	178,360
Bond	6.750	11-29-27		500,000	184,212
Malaysia 0.1%					1,094,540
Government of Malaysia
Bond	3.502	05-31-27	MYR	416,000	104,079
Bond	3.620	11-30-21	MYR	180,000	44,533
Bond	3.733	06-15-28	MYR	450,000	114,496
Bond	3.885	08-15-29	MYR	979,000	253,607
Bond	3.899	11-16-27	MYR	347,000	89,143
Bond	3.906	07-15-26	MYR	1,410,000	361,388
Bond	4.498	04-15-30	MYR	470,000	127,294
Mexico 0.7%					5,525,124
Government of Mexico
Bond	3.250	04-16-30		295,000	300,163
Bond	4.350	01-15-47		67,000	73,399
Bond	4.500	04-22-29		1,422,000	1,591,943
Bond	4.750	03-08-44		128,000	147,008
Bond	5.750	03-05-26	MXN	9,530,000	482,983
Bond	6.500	06-10-21	MXN	1,660,000	87,601
Bond	7.500	06-03-27	MXN	14,140,000	786,281
Bond	7.750	11-13-42	MXN	12,180,000	702,580
Bond	10.000	12-05-24	MXN	22,396,500	1,353,166
Mozambique 0.1%					618,031
Republic of Mozambique
Bond (B)	5.000	09-15-31		646,000	618,031
Nigeria 0.3%					2,028,819
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,078,000	1,110,163
Bond (B)	7.143	02-23-30		495,000	510,045
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Nigeria (continued)
Bond (B)	7.625	11-28-47		268,000	$260,957
Bond (B)	7.875	02-16-32		141,000	147,654
Oman 0.3%					2,047,761
Sultanate of Oman
Bond	3.625	06-15-21		521,000	523,472
Bond (B)	3.875	03-08-22		296,000	298,960
Bond (B)	4.875	02-01-25		10,000	10,313
Bond (B)	5.375	03-08-27		831,000	859,655
Bond (B)	6.000	08-01-29		340,000	355,361
Pakistan 0.1%					756,664
Republic of Pakistan
Bond	6.875	12-05-27		716,000	756,664
Panama 0.2%					1,662,661
Republic of Panama
Bond	3.160	01-23-30		1,573,000	1,662,661
Papua New Guinea 0.1%					1,183,173
Independent State of Papua New Guinea
Bond (B)	8.375	10-04-28		1,093,000	1,183,173
Paraguay 0.1%					857,465
Republic of Paraguay
Bond (B)	5.400	03-30-50		318,000	372,461
Bond (B)	6.100	08-11-44		388,000	485,004
Peru 0.2%					1,702,938
Republic of Peru
Bond (B)	5.400	08-12-34	PEN	540,000	171,655
Bond	5.625	11-18-50		170,000	260,525
Bond (B)	5.940	02-12-29	PEN	510,000	173,182
Bond (B)	6.150	08-12-32	PEN	2,491,000	853,976
Bond	6.550	03-14-37		160,000	243,600
Poland 0.3%					2,558,867
Republic of Poland
Bond	2.000	04-25-21	PLN	420,000	109,184
Bond	2.500	04-25-24	PLN	930,000	247,079
Bond	2.500	07-25-26	PLN	3,316,000	879,933
Bond	2.750	04-25-28	PLN	1,480,000	398,862
Bond	4.000	10-25-23	PLN	1,290,000	359,939
Bond	5.750	09-23-22	PLN	1,976,000	563,870
Qatar 0.4%					3,048,725
State of Qatar
Bond (B)	4.000	03-14-29		1,258,000	1,418,463
Bond	4.000	03-14-29		235,000	265,378
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Qatar (continued)
Bond (B)	4.500	04-23-28		199,000	$230,664
Bond (B)	5.103	04-23-48		658,000	869,833
Bond	5.103	04-23-48		200,000	264,387
Romania 0.2%					1,316,378
Government of Romania
Bond	3.875	10-29-35	EUR	526,000	695,245
Bond	4.125	03-11-39	EUR	70,000	93,706
Bond (B)	4.625	04-03-49	EUR	136,000	193,063
Bond	5.000	02-12-29	RON	1,365,000	334,364
Russia 0.8%					6,880,796
Government of Russia
Bond	4.250	06-23-27		200,000	221,163
Bond	4.750	05-27-26		800,000	904,760
Bond	4.875	09-16-23		200,000	219,023
Bond	5.100	03-28-35		800,000	977,680
Bond	5.250	06-23-47		1,000,000	1,310,028
Bond	7.050	01-19-28	RUB	51,960,000	862,892
Bond	7.400	12-07-22	RUB	39,800,000	653,202
Bond	7.700	03-23-33	RUB	29,600,000	521,099
Bond	7.750	09-16-26	RUB	25,710,000	440,513
Bond	7.950	10-07-26	RUB	21,710,000	375,475
Bond	8.150	02-03-27	RUB	22,520,000	394,961
Saudi Arabia 0.3%					2,081,540
Kingdom of Saudi Arabia
Bond (B)	3.625	03-04-28		263,000	282,844
Bond (B)	4.375	04-16-29		117,000	133,492
Bond (B)	4.500	04-17-30		106,000	123,437
Bond	4.500	10-26-46		866,000	991,032
Bond (B)	4.625	10-04-47		212,000	246,880
KSA Sukuk, Ltd.
Bond (B)	3.628	04-20-27		282,000	303,855
Senegal 0.1%					598,018
Republic of Senegal
Bond (B)	6.250	05-23-33		560,000	598,018
South Africa 0.5%					3,958,899
Republic of South Africa
Bond	4.665	01-17-24		56,000	58,660
Bond	4.875	04-14-26		207,000	217,182
Bond	5.000	10-12-46		55,000	51,461
Bond	5.750	09-30-49		400,000	393,484
Bond	5.875	06-22-30		164,000	178,632
Bond	6.250	03-31-36	ZAR	22,600,000	1,077,403
Bond	6.300	06-22-48		78,000	83,070
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	7.000	02-28-31	ZAR	10,650,000	$602,732
Bond	8.875	02-28-35	ZAR	2,340,000	145,395
Bond	10.500	12-21-26	ZAR	15,320,000	1,150,880
Sri Lanka 0.2%					1,512,899
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		139,000	139,133
Bond	6.200	05-11-27		196,000	186,489
Bond	6.250	07-27-21		477,000	486,621
Bond (B)	6.750	04-18-28		624,000	602,205
Bond (B)	7.850	03-14-29		97,000	98,451
Thailand 0.2%					1,444,921
Kingdom of Thailand
Bond	2.875	12-17-28	THB	16,330,000	592,705
Bond	3.775	06-25-32	THB	21,160,000	852,216
Tunisia 0.0%					323,277
Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	294,000	323,277
Turkey 0.6%					4,601,559
Hazine Mustesarligi Varlik Kiralama AS
Bond (B)	5.800	02-21-22		119,000	124,374
Republic of Turkey
Bond	5.125	02-17-28		75,000	75,204
Bond	5.750	03-22-24		100,000	106,000
Bond	5.750	05-11-47		305,000	294,478
Bond	6.000	03-25-27		165,000	174,697
Bond	6.125	10-24-28		389,000	412,904
Bond	6.250	09-26-22		946,000	1,010,756
Bond	6.875	03-17-36		469,000	521,497
Bond	7.375	02-05-25		521,000	589,342
Bond	7.625	04-26-29		197,000	229,211
Bond	8.000	03-12-25	TRY	3,510,000	544,850
Bond	10.700	02-17-21	TRY	1,080,000	182,083
Bond	10.700	08-17-22	TRY	490,000	83,594
Bond	11.000	02-24-27	TRY	1,426,000	252,569
Ukraine 0.3%					2,310,123
Republic of Ukraine
Bond (B)	4.375	01-27-30	EUR	273,000	300,558
Bond (B)	6.750	06-20-26	EUR	301,000	386,856
Bond (B)	7.375	09-25-32		189,000	208,845
Bond (B)	7.750	09-01-26		248,000	280,860
Bond (B)	7.750	09-01-27		157,000	177,759
Bond (B)	8.994	02-01-24		564,000	646,485
Bond (B)	9.750	11-01-28		248,000	308,760
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates 0.0%					$294,664
Abu Dhabi Government
Bond (B)	4.125	10-11-47		248,000	294,664
Uruguay 0.2%					1,553,172
Republic of Uruguay
Bond	4.125	11-20-45		197,000	223,103
Bond	4.975	04-20-55		171,000	211,828
Bond	5.100	06-18-50		848,865	1,067,456
Bond (B)	8.500	03-15-28	UYU	2,160,000	50,785
Venezuela 0.0%					168,315
Republic of Venezuela
Bond (D)	7.750	10-13-19		1,374,000	168,315
Zambia 0.0%					369,741
Republic of Zambia
Bond (B)	5.375	09-20-22		126,000	86,965

Bond (B)	8.500	04-14-24		414,000	282,776
Corporate bonds 39.0%					$320,197,872
(Cost $304,006,235)
Communication services 4.7%					38,353,740
Diversified telecommunication services 1.0%
Altice France SA (B)	7.375	05-01-26		845,000	898,911
AT&T, Inc.	4.350	03-01-29		1,950,000	2,201,707
Axtel SAB de CV (B)	6.375	11-14-24		214,000	226,040
CenturyLink, Inc. (B)	4.000	02-15-27		411,000	412,878
Level 3 Financing, Inc. (B)	4.625	09-15-27		632,000	649,393
Midcontinent Communications (B)	5.375	08-15-27		230,000	243,225
UPCB Finance IV, Ltd. (B)	5.375	01-15-25		485,000	496,650
Verizon Communications, Inc.	4.329	09-21-28		1,900,000	2,198,708
Zayo Group LLC (B)	5.750	01-15-27		639,000	652,515
Ziggo BV (B)	5.500	01-15-27		510,000	540,600
Entertainment 0.3%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24		590,000	592,950
Live Nation Entertainment, Inc. (B)	4.750	10-15-27		480,000	493,824
Netflix, Inc.	4.875	04-15-28		690,000	738,300
Netflix, Inc. (B)	4.875	06-15-30		424,000	442,285
Interactive media and services 0.3%
Tencent Holdings, Ltd. (B)	3.595	01-19-28		2,075,000	2,214,254
Twitter, Inc. (B)	3.875	12-15-27		236,000	236,295
Media 2.5%
AMC Networks, Inc.	4.750	08-01-25		424,000	428,062
Cablevision Systems Corp.	5.875	09-15-22		515,000	553,625
CCO Holdings LLC (B)	5.125	05-01-27		520,000	543,400
CCO Holdings LLC (B)	5.375	06-01-29		495,000	529,056
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (B)	5.500	05-01-26	410,000	$428,450
Charter Communications Operating LLC	6.484	10-23-45	2,675,000	3,470,293
Comcast Corp.	3.969	11-01-47	2,000,000	2,295,543
Cox Communications, Inc. (B)	3.350	09-15-26	2,050,000	2,174,964
CSC Holdings LLC (B)	7.500	04-01-28	1,185,000	1,348,175
Discovery Communications LLC	5.000	09-20-37	2,200,000	2,556,554
DISH DBS Corp.	7.750	07-01-26	614,000	644,700
Lamar Media Corp. (B)	4.000	02-15-30	463,000	466,473
Sirius XM Radio, Inc. (B)	4.625	07-15-24	260,000	269,588
Sirius XM Radio, Inc. (B)	5.000	08-01-27	855,000	897,750
TEGNA, Inc. (B)	4.625	03-15-28	478,000	480,390
Telenet Finance Luxembourg Notes Sarl (B)	5.500	03-01-28	600,000	636,327
Terrier Media Buyer, Inc. (B)	8.875	12-15-27	333,000	342,990
The Interpublic Group of Companies, Inc.	4.650	10-01-28	2,150,000	2,486,881
Wireless telecommunication services 0.6%
Millicom International Cellular SA (B)	6.250	03-25-29	139,000	153,220
Sprint Corp.	7.625	02-15-25	1,192,000	1,240,860
T-Mobile USA, Inc.	5.375	04-15-27	555,000	592,463
T-Mobile USA, Inc.	6.500	01-15-26	325,000	346,596
Vodafone Group PLC	5.000	05-30-38	1,850,000	2,228,845
Consumer discretionary 4.1%				33,517,930
Auto components 0.3%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	335,000	355,100
Lear Corp.	5.250	05-15-49	1,175,000	1,288,525
Panther BF Aggregator 2 LP (B)	6.250	05-15-26	495,000	530,938
Panther BF Aggregator 2 LP (B)	8.500	05-15-27	287,000	308,525
Automobiles 0.8%
Ford Motor Credit Company LLC	4.271	01-09-27	2,100,000	2,132,868
General Motors Financial Company, Inc.	4.350	01-17-27	2,000,000	2,147,338
Hyundai Capital America (B)	3.000	10-30-20	925,000	932,245
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,208,378
Diversified consumer services 0.1%
Prime Security Services Borrower LLC (B)	6.250	01-15-28	313,000	310,066
WW International, Inc. (B)	8.625	12-01-25	605,000	632,225
Hotels, restaurants and leisure 0.9%
Boyd Gaming Corp.	6.000	08-15-26	220,000	233,750
Churchill Downs, Inc. (B)	5.500	04-01-27	425,000	448,375
International Game Technology PLC (B)	6.250	01-15-27	502,000	563,495
NCL Corp., Ltd. (B)	3.625	12-15-24	472,000	468,460
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (B)	3.875	01-15-28	180,000	$181,143
New Red Finance, Inc. (B)	4.375	01-15-28	435,000	436,044
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,150,000	2,161,036
Sands China, Ltd.	4.600	08-08-23	2,100,000	2,222,619
Station Casinos LLC (B)	5.000	10-01-25	480,000	491,256
Household durables 0.2%
KB Home	4.800	11-15-29	275,000	285,313
PulteGroup, Inc.	5.000	01-15-27	464,000	512,720
TopBuild Corp. (B)	5.625	05-01-26	535,000	557,738
Internet and direct marketing retail 0.9%
Alibaba Group Holding, Ltd.	4.000	12-06-37	2,000,000	2,272,223
Amazon.com, Inc.	3.875	08-22-37	1,900,000	2,230,784
Expedia Group, Inc. (B)	3.250	02-15-30	3,300,000	3,252,987
Leisure products 0.1%
Diamond Sports Group LLC (B)	5.375	08-15-26	482,000	480,121
Diamond Sports Group LLC (B)(E)	6.625	08-15-27	317,000	296,395
Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	2,050,000	2,220,301
Specialty retail 0.3%
AutoZone, Inc.	3.750	04-18-29	2,000,000	2,181,734
Party City Holdings, Inc. (B)	6.625	08-01-26	493,000	350,030
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (B)	4.625	05-15-24	575,000	602,313
Hanesbrands, Inc. (B)	4.875	05-15-26	206,000	217,073
Levi Strauss & Company	5.000	05-01-25	555,000	572,416
The William Carter Company (B)	5.625	03-15-27	407,000	433,396
Consumer staples 1.1%				9,159,145
Beverages 0.1%
Cott Holdings, Inc. (B)	5.500	04-01-25	610,000	632,875
Food and staples retailing 0.3%
Albertsons Companies, Inc. (B)	4.875	02-15-30	463,000	475,733
Albertsons Companies, Inc. (B)	5.875	02-15-28	225,000	240,188
Albertsons Companies, Inc.	6.625	06-15-24	575,000	598,000
Ingles Markets, Inc.	5.750	06-15-23	509,000	517,694
The Kroger Company	4.450	02-01-47	1,075,000	1,173,560
Food products 0.4%
Adecoagro SA (B)	6.000	09-21-27	295,000	295,738
Chobani LLC (B)(E)	7.500	04-15-25	460,000	457,525
JBS USA LUX SA (B)	6.500	04-15-29	860,000	963,209
Pilgrim's Pride Corp. (B)	5.750	03-15-25	375,000	385,313
Pilgrim's Pride Corp. (B)	5.875	09-30-27	330,000	350,031
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (B)	5.000	08-15-26	445,000	$459,463
Post Holdings, Inc. (B)	5.500	03-01-25	345,000	357,361
Food, beverage and tobacco 0.3%
Imperial Brands Finance PLC (B)	3.500	07-26-26	2,175,000	2,252,455
Energy 5.9%				48,261,786
Energy equipment and services 0.2%
Apergy Corp.	6.375	05-01-26	405,000	429,300
Archrock Partners LP (B)	6.250	04-01-28	380,000	390,925
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	235,267
SESI LLC	7.750	09-15-24	425,000	264,609
Transocean, Inc. (B)	8.000	02-01-27	407,000	378,836
Oil, gas and consumable fuels 5.7%
Abu Dhabi Crude Oil Pipeline LLC (B)	3.650	11-02-29	518,000	563,973
Abu Dhabi Crude Oil Pipeline LLC (B)	4.600	11-02-47	665,000	781,375
AI Candelaria Spain SLU (B)	7.500	12-15-28	326,000	371,902
Alta Mesa Holdings LP (D)	7.875	12-15-24	460,000	5,750
Antero Midstream Partners LP (B)	5.750	03-01-27	996,000	776,830
Antero Midstream Partners LP (B)	5.750	01-15-28	344,000	267,529
Antero Resources Corp.	5.000	03-01-25	600,000	395,880
Apache Corp.	5.100	09-01-40	2,150,000	2,173,307
Boardwalk Pipelines LP	5.950	06-01-26	2,125,000	2,441,268
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,825,000	2,033,485
Concho Resources, Inc.	3.750	10-01-27	2,100,000	2,217,079
DCP Midstream Operating LP	5.125	05-15-29	545,000	574,975
Diamondback Energy, Inc.	2.875	12-01-24	2,175,000	2,211,668
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	219,066
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,125,000	2,126,084
Genesis Energy LP	6.000	05-15-23	435,000	437,045
Genesis Energy LP	7.750	02-01-28	276,000	278,285
Geopark, Ltd. (B)(E)	6.500	09-21-24	245,000	258,230
Hilcorp Energy I LP (B)	5.750	10-01-25	832,000	752,269
Holly Energy Partners LP (B)	5.000	02-01-28	439,000	445,998
KazMunayGas National Company JSC (B)	4.750	04-24-25	407,000	449,125
KazMunayGas National Company JSC	5.375	04-24-30	514,000	611,111
KazMunayGas National Company JSC (B)	5.750	04-19-47	306,000	379,391
KazMunayGas National Company JSC (B)	6.375	10-24-48	545,000	727,435
KazTransGas JSC (B)	4.375	09-26-27	547,000	586,482
Kinder Morgan Energy Partners LP	5.500	03-01-44	975,000	1,165,663
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kosmos Energy, Ltd. (B)	7.125	04-04-26		58,000	$58,653
Marathon Petroleum Corp.	3.800	04-01-28		1,025,000	1,096,092
Marathon Petroleum Corp.	5.125	12-15-26		1,000,000	1,151,978
Murphy Oil Corp.	5.750	08-15-25		375,000	386,018
Murphy Oil Corp.	5.875	12-01-27		411,000	421,275
Murphy Oil USA, Inc.	4.750	09-15-29		420,000	438,900
NAK Naftogaz Ukraine (B)	7.625	11-08-26		299,000	318,307
Oasis Petroleum, Inc. (B)(E)	6.250	05-01-26		150,000	114,375
Oasis Petroleum, Inc.	6.875	03-15-22		475,000	456,000
Pertamina Persero PT (B)	3.650	07-30-29		320,000	333,600
Pertamina Persero PT	5.250	05-23-21		242,000	251,081
Pertamina Persero PT (B)	5.625	05-20-43		513,000	601,984
Pertamina Persero PT	6.450	05-30-44		363,000	470,677
Petroamazonas EP (B)	4.625	02-16-20		91,667	91,593
Petroamazonas EP (B)	4.625	11-06-20		166,667	165,837
Petrobras Global Finance BV	6.900	03-19-49		456,000	556,480
Petroleos de Venezuela SA (D)	5.375	04-12-27		64,000	5,120
Petroleos de Venezuela SA (D)	6.000	05-16-24		3,771,996	301,760
Petroleos de Venezuela SA (D)	6.000	11-15-26		1,826,000	146,080
Petroleos de Venezuela SA (D)	9.750	05-17-35		3,459,000	276,720
Petroleos del Peru SA	4.750	06-19-32		640,000	716,800
Petroleos del Peru SA (B)	4.750	06-19-32		177,000	198,240
Petroleos del Peru SA	5.625	06-19-47		628,000	756,941
Petroleos Mexicanos	5.350	02-12-28		254,000	257,658
Petroleos Mexicanos (B)	5.950	01-28-31		194,000	195,310
Petroleos Mexicanos (B)	6.490	01-23-27		600,000	651,000
Petroleos Mexicanos	6.500	03-13-27		367,000	397,890
Petroleos Mexicanos	6.500	01-23-29		279,000	297,944
Petroleos Mexicanos (B)	6.840	01-23-30		339,000	367,307
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	223,617
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	108,074
Petroleos Mexicanos	7.470	11-12-26	MXN	11,000	517
Petroleos Mexicanos (B)	7.690	01-23-50		1,162,000	1,278,769
Petroleos Mexicanos	9.500	09-15-27		97,000	116,255
Petronas Capital, Ltd. (B)	4.500	03-18-45		452,000	567,749
QEP Resources, Inc.	5.250	05-01-23		455,000	436,800
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,975,000	2,203,805
Saudi Arabian Oil Company	2.875	04-16-24		484,000	497,292
Saudi Arabian Oil Company (B)	4.250	04-16-39		150,000	166,220
Sinopec Group Overseas Development 2016, Ltd.	2.750	09-29-26		223,000	227,511
Sinopec Group Overseas Development 2017, Ltd.	3.625	04-12-27		753,000	803,669
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company	6.125	11-15-22	275,000	$272,250
Targa Resources Partners LP	6.500	07-15-27	1,021,000	1,112,890
The Oil and Gas Holding Company BSCC (B)	7.625	11-07-24	324,000	379,120
Tullow Oil PLC (B)	7.000	03-01-25	245,000	198,149
Unit Corp.	6.625	05-15-21	515,000	225,570
Western Midstream Operating LP	5.300	03-01-48	975,000	865,395
Western Midstream Operating LP	5.450	04-01-44	1,375,000	1,251,738
Whiting Petroleum Corp.	6.625	01-15-26	825,000	461,959
WPX Energy, Inc.	4.500	01-15-30	430,000	432,675
Financials 8.0%				65,938,976
Banks 5.5%
Banco Mercantil del Norte SA (6.750% to 9-27-24, then 5 Year CMT + 4.967%) (B)(F)	6.750	09-27-24	187,000	203,400
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(F)	7.500	06-27-29	124,000	140,431
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26	233,000	235,915
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26	115,000	116,439
Bank of America Corp.	3.950	04-21-25	3,550,000	3,846,876
Bank of America Corp. (4.078% to 4-23-39, then 3 month LIBOR + 1.320%)	4.078	04-23-40	2,400,000	2,814,560
Barclays PLC	4.836	05-09-28	1,000,000	1,114,182
Barclays PLC	5.250	08-17-45	875,000	1,109,483
Brazil Loan Trust 1 (B)	5.477	07-24-23	140,814	147,151
CIT Group, Inc.	6.125	03-09-28	180,000	214,300
Citigroup, Inc.	4.400	06-10-25	4,025,000	4,438,916
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23	75,000	76,574
Deutsche Bank AG	3.700	05-30-24	2,325,000	2,407,525
Fifth Third Bancorp	3.650	01-25-24	2,150,000	2,287,974
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	2,000,000	2,117,998
Intesa Sanpaolo SpA (B)	4.000	09-23-29	3,150,000	3,334,959
JPMorgan Chase & Co.	3.625	12-01-27	2,100,000	2,261,691
KeyBank NA	3.900	04-13-29	2,150,000	2,379,016
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%)	2.721	07-16-23	2,125,000	2,162,899
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc. (B)	3.244	10-05-26	2,175,000	$2,229,238
Societe Generale SA (B)	2.625	10-16-24	5,550,000	5,633,726
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) (B)	2.819	01-30-26	2,150,000	2,177,061
Sumitomo Mitsui Financial Group, Inc.	3.202	09-17-29	1,375,000	1,444,313
The Royal Bank of Scotland Group PLC	6.100	06-10-23	1,975,000	2,193,451
Ukreximbank	9.625	04-27-22	151,250	160,567
Capital markets 1.3%
1MDB Global Investments, Ltd.	4.400	03-09-23	1,000,000	991,549
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (B)	4.207	06-12-24	2,000,000	2,135,483
MDGH - GMTN BV (B)	2.875	11-07-29	160,000	162,600
MDGH - GMTN BV (B)	4.500	11-07-28	601,000	688,265
MSCI, Inc. (B)	4.000	11-15-29	395,000	403,394
MV24 Capital BV (B)	6.748	06-01-34	268,208	289,209
State Street Corp. (3.031% to 11-1-29, then SOFR + 1.490%)	3.031	11-01-34	1,625,000	1,683,851
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23	2,100,000	2,147,216
UBS Group AG (B)	3.491	05-23-23	2,075,000	2,146,769
Consumer finance 0.8%
Ally Financial, Inc.	8.000	11-01-31	153,000	215,816
Capital One Financial Corp.	3.750	03-09-27	3,075,000	3,329,307
Springleaf Finance Corp.	7.125	03-15-26	475,000	544,991
Synchrony Financial	3.700	08-04-26	2,125,000	2,235,436
Diversified financial services 0.3%
GE Capital International Funding Company Unlimited Company	3.373	11-15-25	2,325,000	2,464,531
Insurance 0.1%
Acrisure LLC (B)	7.000	11-15-25	304,000	297,920
Acrisure LLC (B)	8.125	02-15-24	415,000	443,531
Alliant Holdings Intermediate LLC (B)	6.750	10-15-27	485,000	510,463
Health care 2.3%				18,496,828
Biotechnology 0.4%
AbbVie, Inc. (B)	2.950	11-21-26	3,150,000	3,253,851
Health care equipment and supplies 0.1%
Hologic, Inc. (B)	4.375	10-15-25	370,000	376,782
Health care providers and services 1.3%
Centene Corp. (B)	4.250	12-15-27	471,000	492,195
CVS Health Corp.	4.300	03-25-28	2,125,000	2,357,578
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	4.780	03-25-38	125,000	$146,038
Encompass Health Corp.	4.500	02-01-28	180,000	185,407
HCA, Inc.	5.250	06-15-49	1,925,000	2,233,990
HCA, Inc.	5.375	09-01-26	595,000	669,405
HCA, Inc.	5.625	09-01-28	700,000	809,410
Tenet Healthcare Corp.	4.625	07-15-24	675,000	691,875
Tenet Healthcare Corp. (B)	4.875	01-01-26	225,000	234,000
Tenet Healthcare Corp. (B)	6.250	02-01-27	515,000	544,664
UnitedHealth Group, Inc.	3.875	08-15-59	2,075,000	2,305,504
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	4.250	05-01-28	90,000	91,312
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	720,000	765,900
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	975,000	1,002,905
Bausch Health Companies, Inc. (B)	7.000	01-15-28	615,000	666,131
Catalent Pharma Solutions, Inc. (B)	5.000	07-15-27	465,000	489,482
Endo DAC (B)	6.000	02-01-25	505,000	349,713
IQVIA, Inc. (B)	5.000	05-15-27	580,000	611,923
Par Pharmaceutical, Inc. (B)	7.500	04-01-27	215,000	218,763
Industrials 2.4%				19,860,092
Aerospace and defense 0.3%
Bombardier, Inc. (B)	6.000	10-15-22	833,000	816,340
Moog, Inc. (B)	4.250	12-15-27	124,000	127,119
Signature Aviation US Holdings, Inc. (B)	4.000	03-01-28	274,000	271,005
TransDigm, Inc. (B)	6.250	03-15-26	875,000	943,688
Air freight and logistics 0.5%
FedEx Corp.	4.400	01-15-47	2,300,000	2,422,256
Gol Finance SA (B)(E)	7.000	01-31-25	310,000	314,805
Park-Ohio Industries, Inc.	6.625	04-15-27	535,000	543,095
XPO Logistics, Inc. (B)	6.125	09-01-23	200,000	206,750
XPO Logistics, Inc. (B)	6.750	08-15-24	225,000	243,844
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27	550,000	567,875
American Woodmark Corp. (B)	4.875	03-15-26	640,000	658,400
Griffon Corp.	5.250	03-01-22	690,000	689,227
Commercial services and supplies 0.3%
ACCO Brands Corp. (B)	5.250	12-15-24	605,000	626,175
Covanta Holding Corp.	5.875	07-01-25	655,000	679,358
GFL Environmental, Inc. (B)	5.125	12-15-26	148,000	152,418
GFL Environmental, Inc. (B)	8.500	05-01-27	540,000	588,600
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Waste Pro USA, Inc. (B)	5.500	02-15-26	425,000	$436,626
Construction and engineering 0.0%
IHS Netherlands Holdco BV (B)	8.000	09-18-27	92,000	99,360
Machinery 0.1%
Mueller Water Products, Inc. (B)	5.500	06-15-26	475,000	497,563
SPX FLOW, Inc. (B)	5.625	08-15-24	700,000	728,000
Road and rail 0.3%
Ryder System, Inc.	3.650	03-18-24	2,000,000	2,128,776
Trading companies and distributors 0.6%
Air Lease Corp.	3.625	12-01-27	2,150,000	2,264,749
Beacon Roofing Supply, Inc. (B)	4.500	11-15-26	285,000	292,838
GATX Corp.	4.550	11-07-28	1,775,000	2,005,637
United Rentals North America, Inc.	6.500	12-15-26	625,000	678,906
Transportation infrastructure 0.1%
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36	411,000	494,232
Aeropuerto Internacional de Tocumen SA (B)	6.000	11-18-48	262,000	330,940
Rumo Luxembourg Sarl (B)	7.375	02-09-24	48,000	51,510
Information technology 1.8%				14,759,980
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	600,000	661,500
ViaSat, Inc. (B)	5.625	04-15-27	545,000	570,833
IT services 0.6%
Broadridge Financial Solutions, Inc.	2.900	12-01-29	1,700,000	1,743,877
Fiserv, Inc.	3.200	07-01-26	2,125,000	2,244,021
The Western Union Company	2.850	01-10-25	1,300,000	1,331,315
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (B)	4.250	04-15-26	2,075,000	2,243,870
Entegris, Inc. (B)	4.625	02-10-26	560,000	578,200
Qorvo, Inc.	5.500	07-15-26	520,000	549,900
Xilinx, Inc.	2.950	06-01-24	2,100,000	2,181,406
Software 0.2%
Fair Isaac Corp. (B)	4.000	06-15-28	533,000	542,328
Nuance Communications, Inc.	5.625	12-15-26	600,000	638,250
SS&C Technologies, Inc. (B)	5.500	09-30-27	560,000	592,368
Technology hardware, storage and peripherals 0.1%
Seagate HDD Cayman	4.875	06-01-27	816,000	882,112
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Materials 3.4%				$28,328,167
Chemicals 1.1%
Axalta Coating Systems LLC (B)	4.875	08-15-24	450,000	463,500
CF Industries, Inc.	5.150	03-15-34	595,000	687,225
CNAC HK Finbridge Company, Ltd.	5.125	03-14-28	863,000	989,634
Element Solutions, Inc. (B)	5.875	12-01-25	675,000	697,694
ENN Clean Energy International Investment, Ltd.	7.500	02-27-21	200,000	205,893
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	450,000	468,000
Huntsman International LLC	4.500	05-01-29	2,075,000	2,262,431
Nutrien, Ltd.	5.000	04-01-49	1,850,000	2,294,673
OCI NV (B)	6.625	04-15-23	810,000	840,814
The Chemours Company (E)	7.000	05-15-25	392,000	375,144
Construction materials 0.4%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28	280,000	282,307
U.S. Concrete, Inc.	6.375	06-01-24	555,000	574,425
Vulcan Materials Company	4.500	06-15-47	1,975,000	2,287,737
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	170,000	174,888
Berry Global, Inc.	5.125	07-15-23	170,000	172,978
Crown Americas LLC	4.750	02-01-26	500,000	519,375
WRKCo, Inc.	3.900	06-01-28	1,600,000	1,737,797
Metals and mining 1.3%
Anglo American Capital PLC (B)	4.000	09-11-27	2,025,000	2,167,056
ArcelorMittal SA	4.550	03-11-26	2,150,000	2,318,285
Corp. Nacional del Cobre de Chile (B)	3.000	09-30-29	55,000	55,744
Corp. Nacional del Cobre de Chile (B)	3.625	08-01-27	114,000	121,313
Corp. Nacional del Cobre de Chile (B)	4.375	02-05-49	1,143,000	1,281,080
Corp. Nacional del Cobre de Chile (B)	4.500	09-16-25	709,000	783,289
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	177,611
First Quantum Minerals, Ltd. (B)	6.875	03-01-26	120,000	115,200
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	120,000	118,200
FMG Resources August 2006 Pty, Ltd. (B)	4.500	09-15-27	455,000	461,256
Freeport-McMoRan, Inc.	4.550	11-14-24	460,000	485,300
Freeport-McMoRan, Inc.	5.000	09-01-27	450,000	466,313
Indonesia Asahan Aluminium Persero PT (B)	5.710	11-15-23	195,000	215,272
Kaiser Aluminum Corp. (B)	4.625	03-01-28	475,000	484,500
Metinvest BV (B)	7.750	10-17-29	252,000	265,265
Metinvest BV	8.500	04-23-26	200,000	218,739
Newmont Corp.	6.250	10-01-39	975,000	1,360,678
Paper and forest products 0.3%
Boise Cascade Company (B)	5.625	09-01-24	645,000	669,188
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products (continued)
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	340,000	$341,275
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	598,125
Norbord, Inc. (B)	6.250	04-15-23	545,000	589,963
Real estate 1.9%				15,781,822
Equity real estate investment trusts 1.9%
American Homes 4 Rent LP	4.250	02-15-28	2,000,000	2,190,271
Boston Properties LP	2.900	03-15-30	1,100,000	1,134,987
Crown Castle International Corp.	3.800	02-15-28	2,000,000	2,178,288
Equinix, Inc.	2.625	11-18-24	2,150,000	2,172,984
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	430,000	478,375
Office Properties Income Trust	4.250	05-15-24	2,050,000	2,160,658
SBA Communications Corp. (B)	3.875	02-15-27	288,000	291,960
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,298,483
VICI Properties LP (B)	4.125	08-15-30	445,000	451,675
WEA Finance LLC (B)	2.875	01-15-27	2,125,000	2,175,806
Real estate management and development 0.0%
Wanda Properties International Company, Ltd.	7.250	01-29-24	247,000	248,335
Utilities 3.4%				27,739,406
Electric utilities 1.8%
Electricite de France SA (B)	4.500	09-21-28	1,950,000	2,227,612
Enel Finance International NV (B)	4.625	09-14-25	2,975,000	3,308,515
Entergy Texas, Inc.	3.550	09-30-49	1,375,000	1,507,106
Eskom Holdings SOC, Ltd. (B)	6.750	08-06-23	470,000	475,570
Eskom Holdings SOC, Ltd. (B)	7.125	02-11-25	178,000	180,451
Eskom Holdings SOC, Ltd. (B)	8.450	08-10-28	270,000	290,304
FirstEnergy Corp.	4.850	07-15-47	1,800,000	2,223,211
Georgia Power Company	4.300	03-15-42	1,100,000	1,272,975
Vistra Operations Company LLC (B)	5.000	07-31-27	220,000	225,786
Vistra Operations Company LLC (B)	5.625	02-15-27	645,000	670,800
Xcel Energy, Inc.	3.500	12-01-49	2,000,000	2,117,749
Gas utilities 0.6%
Dominion Energy Gas Holdings LLC	3.000	11-15-29	1,425,000	1,464,199
Dominion Energy, Inc.	2.715	08-15-21	2,150,000	2,172,740
Southern Gas Corridor CJSC (B)	6.875	03-24-26	167,000	199,998
Southern Gas Corridor CJSC	6.875	03-24-26	860,000	1,029,896
Independent power and renewable electricity producers 0.5%
Calpine Corp. (B)	4.500	02-15-28	525,000	522,375
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,419,216
Minejesa Capital BV (B)	5.625	08-10-37	33,000	35,892
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Mong Duong Finance Holdings BV (B)	5.125	05-07-29	214,000	$220,834
NRG Energy, Inc.	5.750	01-15-28	645,000	694,214
Multi-utilities 0.5%
ACWA Power Management and Investments One, Ltd. (B)	5.950	12-15-39	773,000	840,207
CenterPoint Energy, Inc.	4.250	11-01-28	1,950,000	2,193,113
Cometa Energia SA de CV (B)	6.375	04-24-35	199,614	228,598

Sempra Energy	4.000	02-01-48	1,100,000	1,218,045
Term loans (G) 18.4%				$151,374,737
(Cost $154,127,812)
Communication services 2.6%				21,632,442
Diversified telecommunication services 1.2%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	4.395	07-31-25	1,502,095	1,486,143
Consolidated Communications, Inc., 2016 Term Loan B (1 month LIBOR + 3.000%)	4.650	10-04-23	1,760,653	1,697,111
Conterra Ultra Broadband Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.150	04-30-26	895,500	894,381
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	5.400	06-15-24	1,579,921	1,593,081
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (6 month LIBOR + 3.750%)	5.682	11-27-23	835,000	831,351
Iridium Satellite LLC, Term Loan B (1 month LIBOR + 3.750%)	5.395	11-04-26	1,180,000	1,186,879
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	3.395	03-01-27	650,368	648,905
Telesat LLC, Term Loan B5 (3 month LIBOR + 2.750%)	4.630	12-07-26	1,455,000	1,460,093
Entertainment 0.1%
UFC Holdings LLC, 2019 Term Loan (1 month LIBOR + 3.250%)	4.900	04-29-26	1,112,201	1,114,803
Interactive media and services 0.2%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.395	09-13-24	1,337,440	1,335,768
Media 0.7%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	3.400	04-30-25	1,106,856	1,111,870
Cogeco Communications USA II LP, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	3.895	01-03-25	1,024,599	1,024,947
28	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	3.926	07-17-25	1,507,627	$1,508,698
Cumulus Media New Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.395	03-31-26	314,213	316,164
Hubbard Radio LLC, 2015 Term Loan B (1 month LIBOR + 3.500%)	5.150	03-28-25	714,095	713,502
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	6.148	12-17-26	1,120,000	1,128,120
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	3.400	04-11-25	1,427,656	1,428,555
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.188	02-02-24	1,411,222	1,379,469
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (6 month LIBOR + 5.000%)	6.873	03-09-23	846,687	772,602
Consumer discretionary 2.5%				20,814,475
Auto components 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%)	5.160	04-30-26	798,000	802,589
Diversified consumer services 0.5%
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	4.145	05-29-26	610,397	612,918
Prime Security Services Borrower LLC, 2019 Term Loan B1 (1 month LIBOR + 3.250%)	5.013	09-23-26	1,090,810	1,090,810
Whatabrands LLC, Term Loan B (1 month LIBOR + 3.250%)	4.984	08-02-26	738,150	739,493
WW International, Inc., 2017 Term Loan B (3 month LIBOR + 4.750%)	6.720	11-29-24	1,464,075	1,463,167
Hotels, restaurants and leisure 0.9%
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 2.750%)	4.395	07-31-24	1,492,162	1,497,131
Aramark Services, Inc., 2019 Term Loan B4 (3 month LIBOR + 1.750%)	3.470	01-15-27	500,000	500,625
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	3.811	09-15-23	949,193	951,272
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	4.395	12-23-24	1,407,793	1,406,343
Golden Nugget LLC, 2017 Incremental Term Loan B (1 month LIBOR + 2.750%)	4.401	10-04-23	1,523,285	1,525,341
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	5.151	11-13-26	816,667	824,017
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	3.395	11-19-26	864,545	$863,033
Leisure products 0.3%
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	4.910	08-24-26	951,615	950,130
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.145	08-05-24	1,578,612	1,560,189
Multiline retail 0.1%
JC Penney Corp., Inc., 2016 Term Loan B (3 month LIBOR + 4.250%)	6.159	06-23-23	1,105,500	981,131
Specialty retail 0.6%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	6.645	09-25-24	1,483,853	1,477,057
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	4.408	10-19-26	938,899	944,767
Party City Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.150	08-19-22	686,732	641,669
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	5.027	01-26-23	1,115,732	941,198
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.000%)	5.670	03-11-22	1,044,855	1,041,595
Consumer staples 2.3%				18,994,819
Beverages 0.2%
Refresco Group BV, USD Term Loan B (H)	TBD	01-29-25	140,000	139,825
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	5.160	03-28-25	1,530,950	1,529,036
Food and staples retailing 0.1%
Albertson's LLC, 2019 Term Loan B7 (1 month LIBOR + 2.750%)	4.395	11-17-25	751,954	751,954
Food products 1.2%
Atkins Nutritionals Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.750%)	5.434	07-07-24	600,927	606,936
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	5.145	10-10-23	1,091,386	1,090,022
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	4.404	04-06-24	1,399,396	1,396,430
Froneri US, Inc., 2020 USD Term Loan (H)	TBD	01-31-27	1,495,000	1,498,738
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.500%)	3.986	08-03-25	1,959,606	1,960,214
JBS USA LUX SA, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.645	05-01-26	858,513	862,118
30	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (3 month LIBOR + 2.250%)	3.926	05-15-24	1,719,423	$1,719,423
Upfield USA Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	4.909	07-02-25	651,085	647,556
Household products 0.1%
Diamond BC BV, USD Term Loan (1 and 3 month LIBOR + 3.000%)	4.777	09-06-24	648,346	628,896
Energizer Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.063	12-17-25	477,000	477,797
Personal products 0.7%
Edgewell Personal Care Company, Term Loan B (H)	TBD	09-18-26	930,000	930,000
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	3.645	01-26-24	1,042,683	1,048,387
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	5.409	09-07-23	3,401,327	2,658,715
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%)	6.195	10-01-26	1,045,000	1,048,772
Energy 0.7%				5,926,794
Energy equipment and services 0.2%
Apergy Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	4.188	05-09-25	807,053	808,570
Covia Holdings Corp., Term Loan (3 month LIBOR + 4.000%)	5.874	06-01-25	1,426,282	1,138,886
Oil, gas and consumable fuels 0.5%
Buckeye Partners LP, 2019 Term Loan B (1 month LIBOR + 2.750%)	4.531	11-01-26	1,230,000	1,239,742
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.445	12-19-21	2,004,293	2,008,462
Prairie ECI Acquiror LP, Term Loan B (3 month LIBOR + 4.750%)	6.695	03-11-26	739,767	731,134
Financials 1.1%				9,203,276
Capital markets 0.2%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	5.408	09-30-24	776,100	775,456
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.904	11-28-21	971,644	973,830
Diversified financial services 0.5%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%)	4.145	04-04-24	1,260,975	1,260,193
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	3.895	02-28-25	954,075	944,534
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Deerfield Dakota Holding LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	4.895	02-13-25	598,385	$599,133
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	4.895	10-01-25	1,504,800	1,518,780
Insurance 0.4%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	4.920	05-09-25	876,149	875,492
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	4.645	08-04-22	917,715	919,092
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%)	5.903	04-25-25	520,000	523,578
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	4.945	05-16-24	816,659	813,188
Health care 2.2%				18,000,672
Biotechnology 0.1%
Aldevron LLC, 2019 Term Loan B (3 month LIBOR + 4.250%)	6.195	10-12-26	230,000	232,013
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	3.561	11-15-27	816,327	820,155
Health care equipment and supplies 0.1%
Air Medical Group Holdings, Inc., 2018 Term Loan B1 (1 month LIBOR + 3.250%)	4.910	04-28-22	1,105,004	1,078,417
Health care providers and services 1.0%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.445	04-22-24	2,038,516	1,748,028
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.395	10-10-25	2,507,298	2,102,821
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	5.395	11-17-25	1,777,087	1,783,555
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.900	09-02-24	1,205,258	1,200,485
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.395	02-06-24	1,877,790	1,497,537
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	4.145	03-01-24	1,130,589	1,130,408
32	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.145	08-18-22	1,448,051	$1,446,647
Pharmaceuticals 0.6%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.670	06-02-25	1,471,241	1,476,390
Catalent Pharma Solutions, Inc., Term Loan B2 (1 month LIBOR + 2.250%)	3.895	05-18-26	664,975	667,469
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	5.938	04-29-24	1,241,492	1,194,936
IQVIA, Inc., 2017 USD Term Loan B2 (3 month LIBOR + 1.750%)	3.695	01-17-25	1,615,752	1,621,811
Industrials 3.2%				25,965,468
Aerospace and defense 0.1%
AI Convoy Luxembourg Sarl, USD Term Loan B (H)	TBD	01-20-27	550,000	547,250
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.645	02-24-25	720,000	721,505
Building products 0.4%
APi Group DE, Inc., Term Loan B (1 month LIBOR + 2.500%)	4.145	10-01-26	930,000	933,488
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	5.434	04-12-25	1,043,076	1,038,518
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.645	10-05-23	836,413	838,504
Commercial services and supplies 0.7%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	3.816	11-10-23	1,241,910	1,241,774
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	3.395	06-28-24	1,189,973	1,197,708
GFL Environmental, Inc., 2018 USD Term Loan B (1 month LIBOR + 3.000%)	4.645	05-30-25	1,280,855	1,276,692
Intrado Corp., 2017 Term Loan (1 month LIBOR + 4.000%)	5.645	10-10-24	1,564,128	1,328,539
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	6.645	09-21-26	500,000	501,250
TMS International Holding Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	4.475	08-14-24	371,176	367,464
Machinery 1.3%
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	5.395	04-12-23	837,258	842,223
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Douglas Dynamics LLC, 2017 Incremental Term Loan (1 month LIBOR + 3.000%)	4.650	12-31-21	1,082,297	$1,081,626
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.645	03-29-25	2,274,552	2,282,718
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.395	07-30-24	810,178	811,296
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	4.395	04-01-24	2,578,805	2,572,615
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	5.170	11-06-24	1,744,666	1,745,975
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.645	03-28-25	733,122	717,235
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.145	10-23-25	786,162	783,709
Professional services 0.4%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	5.395	11-27-26	1,410,000	1,416,458
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	3.395	11-16-26	1,526,109	1,530,749
Road and rail 0.1%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	3.906	12-30-26	1,125,000	1,130,153
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	3.895	01-02-25	1,058,019	1,058,019
Information technology 2.1%				17,131,048
Communications equipment 0.3%
Ciena Corp., 2018 Term Loan B (1 month LIBOR + 1.750%)	3.410	09-26-25	1,004,850	1,009,040
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.145	07-02-25	1,359,575	1,304,172
Electronic equipment, instruments and components 0.3%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.145	07-26-24	1,230,227	1,222,538
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.938	02-28-25	1,159,350	1,069,500
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.688	02-28-26	700,000	560,000
IT services 0.1%
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.895	02-01-24	676,521	584,345
34	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.8%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	5.926	12-15-24	2,058,635	$2,012,748
Infor US, Inc., Term Loan B6 (3 month LIBOR + 2.750%)	4.695	02-01-22	1,544,524	1,545,497
Informatica LLC, 2018 USD Term Loan (1 month LIBOR + 3.250%)	4.895	08-05-22	635,126	636,485
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 1.750%)	3.895	04-16-25	545,532	545,417
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	3.895	04-16-25	756,447	756,289
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.395	05-04-26	653,363	655,708
Technology hardware, storage and peripherals 0.6%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.650	09-19-25	2,180,273	2,187,860
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.645	05-16-24	921,073	923,090
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.395	05-06-24	931,422	907,102
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	3.395	04-29-23	1,211,766	1,211,257
Materials 1.0%				8,288,839
Chemicals 0.6%
Atotech Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	4.945	01-31-24	1,461,997	1,461,997
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%)	3.645	01-31-26	717,764	720,233
Encapsys LLC, 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.145	11-07-24	1,278,587	1,282,845
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	4.195	02-14-24	1,615,456	1,614,454
Construction materials 0.1%
Summit Materials LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	3.645	11-21-24	696,234	698,671
Containers and packaging 0.1%
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%)	3.677	10-01-22	710,000	712,592
Paper and forest products 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	4.905	12-29-23	1,822,339	1,798,047
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.3%				$2,093,081
Equity real estate investment trusts 0.2%
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	3.409	12-20-24	1,070,000	1,070,139
Real estate management and development 0.1%
Realogy Group LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	3.895	02-08-25	1,035,366	1,022,942
Utilities 0.4%				3,323,823
Electric utilities 0.2%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 1.750%)	3.400	12-31-25	1,957,672	1,963,682
Independent power and renewable electricity producers 0.2%

Calpine Corp., Term Loan B5 (3 month LIBOR + 2.250%)	4.200	01-15-24	1,356,465	1,360,141
Collateralized mortgage obligations 15.0%				$123,007,094
(Cost $120,769,072)
Commercial and residential 14.8%				121,250,139
280 Park Avenue Mortgage Trust Series 2017-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	2.556	09-15-34	2,500,000	2,502,020
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(I)	3.763	04-25-48	1,641,105	1,661,820
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (A)(B)	2.398	03-15-37	3,700,000	3,690,707
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	2.647	03-15-37	2,225,000	2,218,741
BBCMS Trust
Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	2.676	10-15-37	2,003,002	1,999,224
Series 2018-RRI, Class A (1 month LIBOR + 0.700%) (A)(B)	2.376	02-15-33	1,802,742	1,791,424
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (A)(B)	2.976	04-15-34	3,000,000	3,001,877
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (A)(B)	2.756	10-15-36	1,500,000	1,506,075
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (A)(B)	2.780	12-15-29	1,500,000	1,501,928
BX Trust Series 2019-ATL, Class A (1 month LIBOR + 1.087%) (A)(B)	2.763	10-15-36	4,000,000	3,999,994
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	3.530	11-15-31	1,216,964	1,214,724
36	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A (1 month LIBOR + 0.950%) (A)(B)	2.626	11-15-36	2,000,000	$1,997,589
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	2.776	07-15-30	2,849,396	2,828,315
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	2.606	11-15-36	4,900,000	4,901,495
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	2.506	12-15-36	3,575,000	3,568,244
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (A)(B)	2.596	12-15-36	3,040,000	3,038,171
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	1.932	07-25-36	742,374	737,492
CLNY Trust Series 2019-IKPR, Class A (1 month LIBOR + 1.129%) (A)(B)	2.805	11-15-38	3,500,000	3,476,962
COLT Mortgage Loan Trust Series 2018-1, Class A1 (B)(I)	2.930	02-25-48	457,904	458,628
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	2.341	02-25-35	1,951,959	1,901,880
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(B)	2.656	05-15-36	3,000,000	3,004,947
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	2.321	06-15-33	4,000,000	3,988,653
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (B)(I)	2.976	12-25-57	1,041,878	1,042,485
Series 2019-2A, Class A1 (B)(I)	3.558	04-25-59	1,720,119	1,737,652
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	1.960	11-26-35	1,678,666	1,624,040
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	1.854	05-19-47	1,784,303	1,768,263
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	2.446	12-15-34	2,675,000	2,674,936
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (A)(B)	3.534	08-05-34	6,250,000	6,257,208
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (I)	3.247	01-25-36	473,960	440,993
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	37

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A2	2.921	05-15-48	983,375	$983,926
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (A)(B)	2.776	05-15-34	2,250,000	2,252,288
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AMS	5.337	05-15-47	4,260,857	4,151,800
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (B)	2.656	06-15-52	2,984,917	3,025,495
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%) (A)(B)	3.355	03-01-24	1,133,644	1,129,264
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.155	04-01-24	2,940,830	2,941,123
Series 2019-4, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.155	05-01-24	4,443,862	4,446,397
MBRT Series 2019-MBR, Class A (1 month LIBOR + 0.850%) (A)(B)	2.590	11-15-36	4,300,000	4,294,720
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class A (1 month LIBOR + 0.850%) (A)(B)	2.526	11-15-34	2,673,393	2,667,490
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (A)(B)	2.626	12-15-36	2,200,000	2,196,706
Motel 6 Trust Series 2017-MTL6, Class B (1 month LIBOR + 1.190%) (A)(B)	2.866	08-15-34	1,604,896	1,604,875
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	2.576	10-15-37	1,775,000	1,774,996
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (A)(B)	2.576	12-15-33	2,650,000	2,649,997
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(I)	3.961	01-15-32	4,250,000	4,506,397
RBSSP Resecuritization Trust
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.122	01-26-36	478,076	476,902
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.472	11-26-35	1,570,790	1,572,378
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.292	04-26-35	306,929	306,655
Verus Securitization Trust
Series 2019-2, Class A1 (B)(I)	3.211	05-25-59	1,343,162	1,355,434
Series 2019-3, Class A1 (B)	2.784	07-25-59	2,121,516	2,129,074
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	2.301	01-25-45	613,745	613,295
38	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	1.981	08-25-45	1,509,665	$1,510,990
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	1.931	12-25-45	1,493,593	1,491,365
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.121	04-25-45	1,395,302	1,393,741
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (A)	2.201	07-25-45	1,257,112	1,238,344
U.S. Government Agency 0.2%				1,756,955
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	247,153	251,287
Series 4013, Class DK	3.000	02-15-31	822,443	842,197

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	646,118	663,471
Asset backed securities 8.9%				$73,363,276
(Cost $72,629,104)
Asset backed securities 8.9%				73,363,276
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,172,220
Aqua Finance Trust Series 2019-A, Class A (B)	3.140	07-16-40	1,806,770	1,823,974
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	2,415,000	2,463,084
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,575,000	2,736,289
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A3 (B)	2.120	02-16-21	456,385	456,410
Invitation Homes Trust
Series 2017-SFR2, Class A (1 month LIBOR + 0.850%) (A)(B)	2.519	12-17-36	1,949,370	1,948,760
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	2.369	03-17-37	2,756,213	2,735,662
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	2.576	06-17-37	2,595,837	2,595,834
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	2.669	07-17-37	3,056,424	3,056,420
New Residential Advance Receivables Trust Series 2019-T2, Class AT2 (B)	2.520	08-15-53	3,000,000	3,013,078
Ocwen Master Advance Receivables Trust Series 2019-T2, Class BT2 (B)	2.646	08-15-51	1,600,000	1,616,948
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1 (B)	3.844	12-25-58	1,865,615	1,872,729
Series 2019-NPL3, Class A1 (B)	3.105	07-27-59	1,233,813	1,234,731
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	1,816,476
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (A)(B)	3.426	05-17-32	900,000	$920,747
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	2.426	10-15-35	2,357,043	2,357,985
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	2.711	08-27-35	516,312	519,297
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	2.761	10-27-36	592,754	596,032
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	2.611	01-25-39	361,668	363,492
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	660,595	660,999
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	1,437,500	1,447,328
Towd Point Mortgage Trust Series 2018-4, Class A1 (B)(I)	3.000	06-25-58	3,570,336	3,683,147
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	2.526	12-15-20	4,150,000	4,151,598
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	2.406	03-15-22	3,780,000	3,778,129
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (B)	3.967	02-25-49	1,683,428	1,691,125
Series 2019-NPL3, Class A1 (B)	3.967	03-25-49	1,400,089	1,409,506
Series 2019-NPL4, Class A1A (B)	3.352	08-25-49	1,909,209	1,913,476
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	1,114,487	1,114,909
VOLT LXXII LLC Series 2018-NPL8, Class A1A (B)	4.213	10-26-48	2,697,296	2,704,184
VOLT LXXX LLC Series 2019-NPL6, Class A1A (B)	3.228	10-25-49	2,929,531	2,937,493
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A (B)	3.327	11-26-49	1,932,209	1,938,252
VOLT LXXXIV LLC Series 2019-NP10, Class A1A (B)	3.426	12-27-49	4,050,000	4,051,987
World Financial Network Credit Card Master Trust
Series 2017-C, Class M	2.660	08-15-24	3,375,000	3,374,949
Series 2018-B, Class M	3.810	07-15-25	4,100,000	4,206,026

	Shares	Value
Common stocks 0.0%		$37,556
(Cost $98,232)
Energy 0.0%		37,556
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (J)	2,695	539
40	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Paragon Offshore PLC, Litigation Trust B (J)	1,348	$20,220
Southcross Holdings LP (J)	246	16,728
Oil, gas and consumable fuels 0.0%
Euronav NV	7	69

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (J)(K)	11.500	10-01-20	10,820,544	16,231

	Shares/Notional amount	Value
Purchased options 0.0%		$12,662
(Cost $78,096)
Calls 0.0%		12,662
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (J)(L)	2,373,690	3,672
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (J)(L)	5,696,857	8,990

	Yield (%)	Shares	Value
Short-term investments 6.0%			$49,436,561
(Cost $49,436,443)
Short-term funds 6.0%			49,436,561
John Hancock Collateral Trust (M)	1.6984(N)	92,202	922,737
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.5156(N)	48,513,824	48,513,824

Total investments (Cost $796,363,848) 99.3%	$815,468,465
Other assets and liabilities, net 0.7%	5,548,762
Total net assets 100.0%	$821,017,227

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	41

IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $312,379,123 or 38.0% of the fund's net assets as of 1-31-20.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	All or a portion of this security is on loan as of 1-31-20.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 1-31-20.
42	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Mar 2020	$36,668,847	$36,781,094	$112,247
5-Year U.S. Treasury Note Futures	1,026	Long	Mar 2020	122,082,318	123,448,641	1,366,323
10-Year U.S. Treasury Note Futures	155	Short	Mar 2020	(20,108,241)	(20,406,719)	(298,478)
Ultra U.S. Treasury Bond Futures	396	Short	Mar 2020	(74,814,655)	(76,700,250)	(1,885,595)
						$(705,503)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	547,000	USD	134,534	CITI	2/4/2020	—	$(6,807)
BRL	693,000	USD	170,484	GSI	2/4/2020	—	(8,666)
BRL	1,120,000	USD	275,475	JPM	2/4/2020	—	(13,952)
BRL	948,000	USD	223,718	CITI	3/3/2020	—	(2,691)
BRL	693,000	USD	164,659	GSI	3/3/2020	—	(3,086)
BRL	870,000	USD	206,796	JPM	3/3/2020	—	(3,955)
CLP	309,489,818	USD	412,433	CITI	2/28/2020	—	(25,851)
CLP	24,741,360	USD	32,956	JPM	2/28/2020	—	(2,051)
CZK	10,100,452	USD	438,968	CITI	2/6/2020	$5,169	—
CZK	3,768,000	USD	163,826	GSI	2/6/2020	1,860	—
CZK	8,049,828	USD	349,764	JPM	2/6/2020	4,203	—
EUR	7,550,000	GBP	6,406,724	CITI	2/13/2020	—	(84,168)
EUR	5,460,000	USD	6,128,855	JPM	2/10/2020	—	(71,246)
EUR	5,670,000	USD	6,320,921	CITI	2/13/2020	—	(29,173)
EUR	61,200	USD	68,294	CITI	2/28/2020	—	(320)
EUR	1,383,520	USD	1,540,902	JPM	3/25/2020	—	(1,796)
HUF	57,222,150	USD	188,116	GSI	2/28/2020	161	—
HUF	57,388,850	USD	188,627	JPM	2/28/2020	199	—
JPY	449,975,000	USD	4,094,247	GSI	2/6/2020	58,976	—
MXN	117,630,000	USD	6,286,394	JPM	2/6/2020	—	(62,024)
MXN	38,865,000	USD	2,072,685	CITI	2/20/2020	—	(20,411)
MXN	38,865,000	USD	2,072,725	JPM	2/20/2020	—	(20,455)
SGD	11,200,000	USD	8,312,108	CITI	2/6/2020	—	(104,660)
THB	5,636,000	USD	185,670	CITI	2/20/2020	—	(4,802)
THB	7,451,664	USD	246,556	GSI	2/20/2020	—	(7,421)
THB	1,638,000	USD	54,197	JPM	2/20/2020	—	(1,631)
USD	130,145	BRL	547,000	CITI	2/4/2020	2,419	—
USD	164,863	BRL	693,000	GSI	2/4/2020	3,045	—
USD	269,350	BRL	1,120,000	JPM	2/4/2020	7,826	—
USD	314,916	COP	1,040,671,380	CITI	3/20/2020	11,448	—
USD	9,605,596	EUR	8,550,561	JPM	3/25/2020	93,468	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	43

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,162,311	GBP	3,160,000	JPM	2/6/2020	—	$(10,685)
USD	487,627	IDR	6,847,747,000	JPM	2/7/2020	—	(11,459)
USD	16,639,427	JPY	1,799,900,000	GSI	2/6/2020	$26,536	—
USD	4,154,434	JPY	452,360,000	GSI	2/26/2020	—	(25,213)
USD	2,066,603	MXN	39,070,000	CITI	2/6/2020	—	(779)
USD	4,117,981	MXN	78,560,000	GSI	2/6/2020	—	(39,006)
USD	338,338	MXN	6,373,981	CITI	2/28/2020	2,157	—
USD	433,452	MXN	8,167,456	GSI	2/28/2020	2,679	—
USD	154,603	MXN	2,912,694	JPM	2/28/2020	980	—
USD	216,475	PEN	729,000	CITI	2/21/2020	1,323	—
USD	79,866	PEN	268,821	GSI	2/21/2020	528	—
USD	460,350	RUB	29,105,500	GSI	3/30/2020	7,774	—
USD	8,312,786	SGD	11,200,000	JPM	2/6/2020	105,339	—
USD	446,598	ZAR	6,689,551	GSI	2/13/2020	1,415	—
ZAR	850,000	USD	59,335	GSI	2/13/2020	—	(2,768)
						$337,505	$(565,076)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.33	56,801,250	USD	$ 56,801,250	5.000%	Quarterly	Dec 2024	$ (4,268,882)	$ (811,766)	$ (5,080,648)
Centrally cleared	CDX.NA.IG.33	80,975,000	USD	80,975,000	1.000%	Quarterly	Dec 2024	(1,577,528)	(406,274)	(1,983,802)
Centrally cleared	iTraxx Europe Crossover Series 32 Version 1	9,800,000	EUR	10,789,803	5.000%	Quarterly	Dec 2024	(1,310,827)	(87,801)	(1,398,628)
				$148,566,053				$(7,157,237)	$(1,305,841)	$(8,463,078)

Derivatives Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
44	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $790,752,865. Net unrealized appreciation aggregated to $15,319,448, of which $28,676,238 related to gross unrealized appreciation and $13,356,790 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	45

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $795,441,229) including $901,553 of securities loaned	$814,545,728
Affiliated investments, at value (Cost $922,619)	922,737
Total investments, at value (Cost $796,363,848)	815,468,465
Receivable for centrally cleared swaps	3,386,272
Unrealized appreciation on forward foreign currency contracts	337,505
Receivable for futures variation margin	65,454
Cash	751,221
Foreign currency, at value (Cost $677,205)	686,221
Collateral held at broker for futures contracts	1,440,477
Collateral segregated at custodian for OTC derivative contracts	260,000
Interest receivable	5,988,728
Receivable for fund shares sold	1,374,167
Receivable for investments sold	5,467,603
Receivable for securities lending income	409
Other assets	62,183
Total assets	835,288,705
Liabilities
Unrealized depreciation on forward foreign currency contracts	565,076
Distributions payable	236
Payable for collateral on OTC derivatives	200,000
Payable for investments purchased	10,485,688
Payable for fund shares repurchased	1,942,384
Payable upon return of securities loaned	923,403
Payable to affiliates
Accounting and legal services fees	12,963
Transfer agent fees	13,923
Trustees' fees	1,983
Other liabilities and accrued expenses	125,822
Total liabilities	14,271,478
Net assets	$821,017,227
Net assets consist of
Paid-in capital	$901,470,899
Total distributable earnings (loss)	(80,453,672)
Net assets	$821,017,227

46	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($87,655,861 ÷ 9,112,940 shares)[1]	$9.62
Class C ($4,104,022 ÷ 426,703 shares)[1]	$9.62
Class I ($46,089,598 ÷ 4,798,224 shares)	$9.61
Class R6 ($7,791,401 ÷ 810,107 shares)	$9.62
Class NAV ($675,376,345 ÷ 70,180,222 shares)	$9.62
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$9.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	47

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)
Investment income
Interest	$18,623,956
Dividends	74,761
Securities lending	7,944
Less foreign taxes withheld	(34,939)
Total investment income	18,671,722
Expenses
Investment management fees	2,975,584
Distribution and service fees	149,774
Accounting and legal services fees	78,182
Transfer agent fees	81,184
Trustees' fees	7,918
Custodian fees	78,750
State registration fees	66,781
Printing and postage	19,830
Professional fees	63,229
Other	22,445
Total expenses	3,543,677
Less expense reductions	(31,527)
Net expenses	3,512,150
Net investment income	15,159,572
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,529,688
Affiliated investments	750
Futures contracts	(6,816,396)
Forward foreign currency contracts	(587,585)
Swap contracts	(2,324,127)
(6,197,670)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,534,725
Affiliated investments	(549)
Futures contracts	2,402,545
Forward foreign currency contracts	250,978
Swap contracts	836,112
10,023,811
Net realized and unrealized gain	3,826,141
Increase in net assets from operations	$18,985,713
48	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$15,159,572	$37,640,939
Net realized loss	(6,197,670)	(18,372,740)
Change in net unrealized appreciation (depreciation)	10,023,811	22,021,633
Increase in net assets resulting from operations	18,985,713	41,289,832
Distributions to shareholders
From earnings
Class A	(1,375,662)	(2,767,811)
Class C	(45,516)	(99,418)
Class I	(710,460)	(1,336,913)
Class R2[1]	(417)	(1,890)
Class R4[1]	(428)	(1,938)
Class R6	(134,255)	(294,792)
Class NAV	(12,583,603)	(32,429,565)
Total distributions	(14,850,341)	(36,932,327)
From fund share transactions	(60,477,340)	(85,179,778)
Total decrease	(56,341,968)	(80,822,273)
Net assets
Beginning of period	877,359,195	958,181,468
End of period	$821,017,227	$877,359,195

[1]	Class R2 and Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	49

Financial highlights
CLASS A SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.57	$9.51	$9.74	$9.57	$9.73	$10.25
Net investment income[2]	0.15	0.35	0.32	0.29	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.05	0.06	(0.23)	0.17	(0.11)	(0.52)
Total from investment operations	0.20	0.41	0.09	0.46	0.18	(0.21)
Less distributions
From net investment income	(0.15)	(0.35)	(0.32)	(0.29)	(0.34)	(0.31)
Net asset value, end of period	$9.62	$9.57	$9.51	$9.74	$9.57	$9.73
Total return (%)[3,4]	2.14 [5]	4.45	0.91	4.85	1.93	(2.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$88	$92	$60	$37	$27	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [6]	1.20	1.18	1.17	1.17	1.21
Expenses including reductions	1.20 [6]	1.19	1.17	1.16	1.17	1.20
Net investment income	3.20 [6]	3.69	3.30	2.99	3.10	3.10
Portfolio turnover (%)	32	59	68	77	52	61

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
50	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.57	$9.51	$9.74	$9.57	$9.73	$10.25
Net investment income[2]	0.12	0.29	0.26	0.24	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.05	0.06	(0.24)	0.15	(0.12)	(0.52)
Total from investment operations	0.17	0.35	0.02	0.39	0.11	(0.29)
Less distributions
From net investment income	(0.12)	(0.29)	(0.25)	(0.22)	(0.27)	(0.23)
Net asset value, end of period	$9.62	$9.57	$9.51	$9.74	$9.57	$9.73
Total return (%)[3,4]	1.78 [5]	3.74	0.24	4.15	1.23	(2.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$3	$3	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6]	1.90	1.88	1.87	1.88	2.27
Expenses including reductions	1.90 [6]	1.89	1.87	1.86	1.87	2.00
Net investment income	2.54 [6]	3.12	2.72	2.44	2.47	2.36
Portfolio turnover (%)	32	59	68	77	52	61

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	51

CLASS I SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.56	$9.49	$9.73	$9.56	$9.72	$10.24
Net investment income[2]	0.17	0.38	0.36	0.33	0.33	0.34
Net realized and unrealized gain (loss) on investments	0.05	0.07	(0.25)	0.16	(0.12)	(0.51)
Total from investment operations	0.22	0.45	0.11	0.49	0.21	(0.17)
Less distributions
From net investment income	(0.17)	(0.38)	(0.35)	(0.32)	(0.37)	(0.35)
Net asset value, end of period	$9.61	$9.56	$9.49	$9.73	$9.56	$9.72
Total return (%)[3]	2.18 [4]	4.87	1.13	5.21	2.25	(1.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$37	$37	$33	$23	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [5]	0.91	0.88	0.86	0.86	0.88
Expenses including reductions	0.90 [5]	0.90	0.87	0.85	0.85	0.87
Net investment income	3.52 [5]	4.09	3.70	3.44	3.49	3.46
Portfolio turnover (%)	32	59	68	77	52	61

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
52	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.57	$9.50	$9.74	$9.57	$9.73	$9.93
Net investment income[3]	0.18	0.40	0.37	0.34	0.34	0.11
Net realized and unrealized gain (loss) on investments	0.04	0.06	(0.25)	0.16	(0.12)	(0.19)
Total from investment operations	0.22	0.46	0.12	0.50	0.22	(0.08)
Less distributions
From net investment income	(0.17)	(0.39)	(0.36)	(0.33)	(0.38)	(0.12)
Net asset value, end of period	$9.62	$9.57	$9.50	$9.74	$9.57	$9.73
Total return (%)[4]	2.35 [5]	4.99	1.24	5.33	2.40	(0.78) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$6	$2	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [7]	0.79	0.78	0.77	0.77	0.74 [7]
Expenses including reductions	0.79 [7]	0.79	0.77	0.74	0.74	0.73 [7]
Net investment income	3.65 [7]	4.22	3.85	3.56	3.61	3.31 [7]
Portfolio turnover (%)	32	59	68	77	52	61 [8]

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	53

CLASS NAV SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.57	$9.51	$9.75	$9.57	$9.74	$10.25
Net investment income[2]	0.18	0.40	0.37	0.34	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.04	0.05	(0.25)	0.17	(0.13)	(0.51)
Total from investment operations	0.22	0.45	0.12	0.51	0.21	(0.15)
Less distributions
From net investment income	(0.17)	(0.39)	(0.36)	(0.33)	(0.38)	(0.36)
Net asset value, end of period	$9.62	$9.57	$9.51	$9.75	$9.57	$9.74
Total return (%)[3]	2.25 [4]	5.00	1.25	5.43	2.27	(1.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$675	$738	$853	$1,156	$1,326	$1,402
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.78	0.77	0.75	0.75	0.74
Expenses including reductions	0.78 [5]	0.77	0.76	0.74	0.74	0.73
Net investment income	3.67 [5]	4.24	3.81	3.55	3.61	3.63
Portfolio turnover (%)	32	59	68	77	52	61

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
54	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
All Class R2 and Class R4 shares were redeemed on October 29, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	55

the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,605,671	—	$3,605,671	—
Foreign government obligations	94,416,805	—	94,416,805	—
Corporate bonds	320,197,872	—	320,197,872	—
Term loans	151,374,737	—	151,374,737	—
Collateralized mortgage obligations	123,007,094	—	123,007,094	—
Asset backed securities	73,363,276	—	73,363,276	—
Common stocks	37,556	$69	37,487	—
Escrow certificates	16,231	—	—	$16,231
Purchased options	12,662	—	12,662	—
Short-term investments	49,436,561	49,436,561	—	—
Total investments in securities	$815,468,465	$49,436,630	$766,015,604	$16,231
56	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$1,478,570	$1,478,570	—	—
Forward foreign currency contracts	337,505	—	$337,505	—
Liabilities
Futures	(2,184,073)	(2,184,073)	—	—
Forward foreign currency contracts	(565,076)	—	(565,076)	—
Swap contracts	(8,463,078)	—	(8,463,078)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At January 31, 2020, the fund had $108,299 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	57

Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of January 31, 2020, the fund loaned securities valued at $901,553 and received $923,403 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
58	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2020 were $1,746.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2019, the fund has a short-term capital loss carryforward of $28,774,619 and a long-term capital loss carryforward of $63,079,106 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable
60	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2020, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $217.1 million to $257.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $97.9 million to $104.5 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	61

increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.
During the six months ended January 31, 2020, the fund used purchased options contracts to . The fund held purchased options contracts with market values ranging up to $31,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended January 31, 2020, the fund used interest rate swap contracts to gain exposure to treasuries markets. The fund held interest rate swaps with total USD notional amounts ranging up to $283,000, as measured at each quarter end. There were no open interest rate swap contracts as of January 31, 2020.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified
62	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended January 31, 2020, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $145.3 million to $207.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$1,478,570	$(2,184,073)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	337,505	(565,076)
Currency	Unaffiliated investments, at value[2]	Purchased options	12,662	—
Credit	Swap contracts, at value	Credit default swaps[3]	—	(8,463,078)
			$1,828,737	$(11,212,227)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
[3]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(6,816,396)	—	$4,797	$(6,811,599)
Currency	—	$(587,585)	—	(587,585)
Credit	—	—	(2,328,924)	(2,328,924)
Total	$(6,816,396)	$(587,585)	$(2,324,127)	$(9,728,108)
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	63

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	—	$2,402,545	—	$(3,184)	$2,399,361
Currency	$(65,434)	—	$250,978	—	185,544
Credit	—	—	—	839,296	839,296
Total	$(65,434)	$2,402,545	$250,978	$836,112	$3,424,201

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.740% of the first $250 million of the fund’s aggregate daily net assets, b) 0.700% of the next $500 million of the fund’s aggregate daily net assets and c) 0.675% of the fund’s aggregate daily net assets in excess of $750 million. Aggregate net assets include the net assets of the fund and Manulife Global Multi-Strategy Credit Fund, a sub-fund of Manulife Investment Management I PLC. Prior to August 30, 2019, Manulife Global Multi-Strategy Credit Fund was named John Hancock Short Duration Credit Opportunities Fund and Manulife Investment Management I PLC was named John Hancock Worldwide Investors, PLC. The fund has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
64	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

For the six months ended January 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,258
Class C	139
Class I	1,544
Class R2	1
Class	Expense reduction
Class R4	$1
Class R6	282
Class NAV	26,290
Total	$31,515

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement would have expired on November 30, 2019, however, Class R4 shares were fully redeemed on October 29, 2019. This contractual waiver amounted to $12 for Class R4 shares for the six months ended January 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $66,659 for the six months ended January 31, 2020. Of this amount, $13,739 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $52,920 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	65

providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2020, CDSCs received by the Distributor amounted to $14,646 and $256 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$131,306	$53,342
Class C	18,407	2,244
Class I	—	25,111
Class R2	31	1
Class R4	30	2
Class R6	—	484
Total	$149,774	$81,184
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,434,880	4	1.550%	$764
66	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2020 and for the year ended July 31, 2019 were as follows:
	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,694,441	$54,349,115	29,124,465	$274,068,707
Distributions reinvested	143,912	1,373,720	293,922	2,764,553
Repurchased	(6,294,762)	(60,067,275)	(26,151,005)	(246,142,687)
Net increase (decrease)	(456,409)	$(4,344,440)	3,267,382	$30,690,573
Class C shares
Sold	102,675	$981,717	282,031	$2,625,288
Distributions reinvested	4,760	45,446	10,495	98,720
Repurchased	(45,084)	(430,736)	(230,749)	(2,167,776)
Net increase	62,351	$596,427	61,777	$556,232
Class I shares
Sold	1,937,043	$18,446,831	2,432,520	$22,874,522
Distributions reinvested	74,509	710,298	142,342	1,336,777
Repurchased	(1,039,269)	(9,902,498)	(2,597,210)	(24,310,601)
Net increase (decrease)	972,283	$9,254,631	(22,348)	$(99,302)
Class R2 shares[1]
Repurchased	(5,155)	$(49,106)	—	—
Net decrease	(5,155)	$(49,106)	—	—
Class R4 shares[1]
Repurchased	(5,155)	$(49,105)	—	—
Net decrease	(5,155)	$(49,105)	—	—
Class R6 shares
Sold	144,358	$1,379,211	334,168	$3,131,878
Distributions reinvested	14,064	134,255	31,347	294,714
Repurchased	(116,098)	(1,107,887)	(253,398)	(2,385,308)
Net increase	42,324	$405,579	112,117	$1,041,284
Class NAV shares
Sold	1,168,878	$11,139,501	4,655,528	$43,672,987
Distributions reinvested	1,318,067	12,583,603	3,448,225	32,429,565
Repurchased	(9,412,007)	(90,014,430)	(20,640,275)	(193,471,117)
Net decrease	(6,925,062)	$(66,291,326)	(12,536,522)	$(117,368,565)
Total net decrease	(6,314,823)	$(60,477,340)	(9,117,594)	$(85,179,778)
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	67

[1]	Class R2 and Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $246,973,266 and $277,446,520, respectively, for the six months ended January 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2020, funds within the John Hancock group of funds complex held 82.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	32.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.4%
John Hancock Funds II Alternative Asset Allocation Fund	5.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	92,202	$1,851,041	$7,165,302	$(8,093,807)	$750	$(549)	$7,944	—	$922,737

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
68	JOHN HANCOCK Short Duration Credit Opportunities Fund | SEMIANNUAL REPORT

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	69

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Stone Harbor Investment Partners LP

Portfolio Managers

James E. Craige
Roger M. Lavan
Catherine M. Nolan
Peter J. Wilby
David A. Oliver
Matthew Kearns
Hunter C. Schwarz
David A. Torchia
William W. Perry
Stuart W. Sclater-Booth
Kumaran K. Damodaran

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND       70

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1078052	350SA 1/20 3/2020

John Hancock

Absolute Return Currency Fund

Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered positive returns during the 6 months ended January 31, 2020. Stocks were particularly strong in the United States, where they delivered positive returns across most economic sectors. Investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In today's environment of low inflation and declining interest rates, bonds have also fared well, with U.S. corporate bonds delivering positive returns.

After a strong period of positive returns—in a historically long bull market—investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Absolute Return Currency Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to achieve absolute return from investments in currency markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

* Formerly known as Citigroup 1-Month U.S. Treasury Bill Index

The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month Treasury Bill issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       2

Portfolio summary

CURRENCY ALLOCATION AS OF 1/31/2020 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-4.39	0.02	-0.47	-3.23	0.08	-4.34
Class C2	-3.05	-0.08	-0.56	-1.61	-0.41	-5.23
Class I3	-1.14	0.93	0.22	-0.05	4.74	2.09
Class R2[2,3]	-1.30	0.73	-0.09	-0.21	3.72	-0.82
Class R6[2,3]	-0.91	1.08	0.26	-0.05	5.53	2.49
Class NAV[3]	-0.90	1.08	0.37	-0.04	5.52	3.58
Index†	2.12	1.03	0.57	0.91	5.27	5.50

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.37	2.07	1.07	1.46	0.96	0.95
Net (%)	1.36	2.06	1.06	1.45	0.95	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the FTSE 1-Month U.S. Treasury Bill Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Absolute Return Currency Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the FTSE 1-Month U.S. Treasury Bill Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-2-10	9,477	9,477	10,550
Class I3	8-2-10	10,209	10,209	10,550
Class R2[2,3]	8-2-10	9,918	9,918	10,550
Class R6[2,3]	8-2-10	10,249	10,249	10,550
Class NAV[3]	8-2-10	10,358	10,358	10,550

The FTSE 1-Month U.S. Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last one-month Treasury Bill issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 8-2-10.
2	Class C shares were first offered on 8-28-14; Class R2 shares were first offered on 3-27-15; Class R6 shares were first offered on 11-1-11. Returns prior to these dates are those of Class A shares (first offered on 8-2-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2019	Ending value on 1-31-2020	Expenses paid during period ended 1-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 997.50	$ 7.03	1.40%
	Hypothetical example	1,000.00	1,018.10	7.10	1.40%
Class C	Actual expenses/actual returns	1,000.00	993.70	10.52	2.10%
	Hypothetical example	1,000.00	1,014.60	10.63	2.10%
Class I	Actual expenses/actual returns	1,000.00	999.50	5.53	1.10%
	Hypothetical example	1,000.00	1,019.60	5.58	1.10%
Class R2	Actual expenses/actual returns	1,000.00	997.90	6.63	1.32%
	Hypothetical example	1,000.00	1,018.50	6.70	1.32%
Class R6	Actual expenses/actual returns	1,000.00	999.50	4.98	0.99%
	Hypothetical example	1,000.00	1,020.20	5.03	0.99%
Class NAV	Actual expenses/actual returns	1,000.00	999.60	4.93	0.98%
	Hypothetical example	1,000.00	1,020.20	4.98	0.98%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	7

Fund’s investments
AS OF 1-31-20 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 101.6%				$514,342,627
(Cost $514,312,257)
U.S. Government 91.1%				461,125,484
U.S. Treasury Bill (A)	1.450	02-27-20	245,000,000	244,759,762
U.S. Treasury Bill	1.520	04-23-20	167,000,000	166,431,582
U.S. Treasury Bill (A)	1.530	03-05-20	50,000,000	49,934,140

	Yield (%)	Shares	Value
Short-term funds 10.5%			53,217,143

State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.5156(B)	53,217,143	53,217,143

Total investments (Cost $514,312,257) 101.6%	$514,342,627
Other assets and liabilities, net (1.6%)	(8,011,958)
Total net assets 100.0%	$506,330,669

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 1-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	395,389,274	USD	270,333,315	CITI	3/18/2020	—	$(5,452,579)
AUD	395,389,274	USD	270,342,105	DB	3/18/2020	—	(5,461,370)
AUD	395,389,274	USD	270,560,517	MSCS	3/18/2020	—	(5,679,781)
CAD	169,530,473	USD	129,136,203	CITI	3/18/2020	—	(1,038,858)
CAD	169,530,473	USD	129,151,328	DB	3/18/2020	—	(1,053,963)
CAD	169,530,473	USD	129,135,642	MSCS	3/18/2020	—	(1,038,297)
EUR	218,379,864	USD	243,002,821	CITI	3/18/2020	—	(169,397)
EUR	218,379,864	USD	245,483,800	DB	3/18/2020	—	(2,650,375)
EUR	218,379,864	USD	243,855,526	MSCS	3/18/2020	—	(1,022,102)
GBP	131,976,536	USD	173,160,433	CITI	3/18/2020	$1,314,652	—
GBP	131,976,536	USD	173,289,635	DB	3/18/2020	1,185,450	—
GBP	131,976,536	USD	173,217,407	MSCS	3/18/2020	1,257,678	—
JPY	9,329,957,386	USD	86,065,387	CITI	3/18/2020	239,329	—
JPY	9,329,957,386	USD	86,065,440	DB	3/18/2020	239,275	—
JPY	9,329,957,386	USD	86,059,708	MSCS	3/18/2020	245,007	—
NOK	1,820,228,065	USD	201,813,750	CITI	3/18/2020	—	(3,885,273)
NOK	1,820,228,065	USD	201,813,761	DB	3/18/2020	—	(3,885,284)
NOK	1,820,287,372	USD	201,804,865	MSCS	3/18/2020	—	(3,869,939)
NZD	219,256,777	USD	143,724,396	CITI	3/18/2020	—	(1,919,445)
NZD	219,256,777	USD	144,915,844	DB	3/18/2020	—	(3,110,893)
NZD	219,256,777	USD	143,724,178	MSCS	3/18/2020	—	(1,919,227)
SEK	2,541,022,094	USD	271,719,239	CITI	3/18/2020	—	(7,232,528)
SEK	2,541,022,094	USD	270,340,351	DB	3/18/2020	—	(5,853,640)
SEK	2,541,022,094	USD	270,339,324	MSCS	3/18/2020	—	(5,852,613)
SGD	191,093,755	USD	140,756,438	CITI	3/18/2020	—	(705,546)
SGD	191,093,755	USD	140,756,260	DB	3/18/2020	—	(705,368)
SGD	191,093,755	USD	140,755,742	MSCS	3/18/2020	—	(704,850)
USD	236,178,109	AUD	342,586,924	CITI	3/18/2020	6,670,930	—
USD	236,268,652	AUD	342,586,924	DB	3/18/2020	6,761,475	—
USD	236,102,663	AUD	342,586,924	MSCS	3/18/2020	6,595,485	—
USD	131,665,031	CAD	173,394,110	CITI	3/18/2020	648,319	—
USD	131,665,132	CAD	173,394,110	DB	3/18/2020	648,420	—
USD	131,665,631	CAD	173,394,110	MSCS	3/18/2020	648,919	—
USD	107,683,874	EUR	96,420,913	CITI	3/18/2020	466,020	—
USD	107,684,042	EUR	96,420,913	DB	3/18/2020	466,188	—
USD	107,684,434	EUR	96,420,913	MSCS	3/18/2020	466,579	—
USD	212,778,995	GBP	161,979,431	CITI	3/18/2020	—	(1,360,395)
USD	212,464,119	GBP	161,979,431	DB	3/18/2020	—	(1,675,272)
USD	212,503,295	GBP	161,979,431	MSCS	3/18/2020	—	(1,636,096)
USD	74,781,549	JPY	8,135,126,957	CITI	3/18/2020	—	(470,650)
USD	74,781,552	JPY	8,135,126,957	DB	3/18/2020	—	(470,648)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	74,781,843	JPY	8,135,126,957	MSCS	3/18/2020	—	$(470,357)
USD	336,990,023	NOK	3,064,469,049	CITI	3/18/2020	$3,764,917	—
USD	336,968,642	NOK	3,064,469,049	DB	3/18/2020	3,743,516	—
USD	337,659,723	NOK	3,064,528,356	MSCS	3/18/2020	4,428,167	—
USD	139,187,556	NZD	210,258,017	CITI	3/18/2020	3,202,580	—
USD	139,251,211	NZD	210,258,017	DB	3/18/2020	3,266,234	—
USD	139,130,306	NZD	210,258,017	MSCS	3/18/2020	3,145,329	—
USD	131,605,277	SEK	1,241,196,807	CITI	3/18/2020	2,413,145	—
USD	131,605,474	SEK	1,241,196,807	DB	3/18/2020	2,413,342	—
USD	131,640,135	SEK	1,241,196,807	MSCS	3/18/2020	2,448,003	—
USD	227,726,629	SGD	308,603,780	CITI	3/18/2020	1,553,698	—
USD	228,077,213	SGD	308,603,780	DB	3/18/2020	1,904,282	—
USD	227,672,323	SGD	308,603,780	MSCS	3/18/2020	1,499,392	—
						$61,636,331	$(69,294,746)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $514,312,257. Net unrealized depreciation aggregated to $7,628,045, of which $30,370 related to gross unrealized appreciation and $7,658,415 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $514,312,257)	$514,342,627
Unrealized appreciation on forward foreign currency contracts	61,636,331
Interest receivable	48,170
Receivable for fund shares sold	228,850
Other assets	66,512
Total assets	576,322,490
Liabilities
Unrealized depreciation on forward foreign currency contracts	69,294,746
Payable for fund shares repurchased	534,595
Payable to affiliates
Transfer agent fees	16,225
Distribution and service fees	7
Trustees' fees	3,295
Other liabilities and accrued expenses	142,953
Total liabilities	69,991,821
Net assets	$506,330,669
Net assets consist of
Paid-in capital	$684,430,893
Total distributable earnings (loss)	(178,100,224)
Net assets	$506,330,669

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,905,762 ÷ 1,399,333 shares)[1]	$8.51
Class C ($304,620 ÷ 35,847 shares)[1]	$8.50
Class I ($143,927,908 ÷ 16,399,968 shares)	$8.78
Class R2 ($44,677 ÷ 5,087 shares)	$8.78
Class R6 ($749,543 ÷ 84,554 shares)	$8.86
Class NAV ($349,398,159 ÷ 39,288,781 shares)	$8.89
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$8.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	11

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)

Investment income
Interest	$7,600,978
Expenses
Investment management fees	3,580,882
Distribution and service fees	20,776
Accounting and legal services fees	63,442
Transfer agent fees	252,608
Trustees' fees	9,729
Custodian fees	116,366
State registration fees	47,105
Printing and postage	34,794
Professional fees	60,387
Other	22,740
Total expenses	4,208,829
Less expense reductions	(29,818)
Net expenses	4,179,011
Net investment income	3,421,967
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	30,962
Forward foreign currency contracts	7,186,482
7,217,444
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(113,272)
Forward foreign currency contracts	(9,096,473)
(9,209,745)
Net realized and unrealized loss	(1,992,301)
Increase in net assets from operations	$1,429,666
12	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,421,967	$16,014,294
Net realized gain	7,217,444	6,357,567
Change in net unrealized appreciation (depreciation)	(9,209,745)	18,440,680
Increase in net assets resulting from operations	1,429,666	40,812,541
Distributions to shareholders
From earnings
Class A	(333,453)	(51,210)
Class C	(6,228)	—
Class I	(5,217,249)	(4,347,079)
Class R2	(1,228)	(333)
Class R4[1]	—	(275)
Class R6	(23,976)	(36,867)
Class NAV	(10,496,686)	(4,065,435)
Total distributions	(16,078,820)	(8,501,199)
From fund share transactions	(519,018,105)	(468,800,538)
Total decrease	(533,667,259)	(436,489,196)
Net assets
Beginning of period	1,039,997,928	1,476,487,124
End of period	$506,330,669	$1,039,997,928

[1]	Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	13

Financial highlights
CLASS A SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$8.77	$8.59	$9.54	$9.11	$8.23	$9.63
Net investment income (loss)[2]	0.02	0.08	0.01	(0.08)	(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.04)	0.13	(0.96)	0.51	0.98	(0.98)
Total from investment operations	(0.02)	0.21	(0.95)	0.43	0.88	(1.10)
Less distributions
From net investment income	(0.24)	(0.03)	—	—	—	—
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(0.24)	(0.03)	—	—	—	(0.30)
Net asset value, end of period	$8.51	$8.77	$8.59	$9.54	$9.11	$8.23
Total return (%)[3,4]	(0.25) [5]	2.43	(10.05)	4.83	10.56	(11.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$17	$22	$21	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41 [6]	1.35	1.33	1.35	1.37	1.37
Expenses including reductions	1.40 [6]	1.35	1.32	1.34	1.36	1.35
Net investment income (loss)	0.47 [6]	0.92	0.06	(0.83)	(1.13)	(1.29)
Portfolio turnover (%)[7]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.73	$8.58	$9.60	$9.23	$8.40	$10.01
Net investment income (loss)[3]	(0.01)	0.02	(0.06)	(0.15)	(0.16)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.04)	0.13	(0.96)	0.52	0.99	(1.13)
Total from investment operations	(0.05)	0.15	(1.02)	0.37	0.83	(1.31)
Less distributions
From net investment income	(0.18)	—	—	—	—	—
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(0.18)	—	—	—	—	(0.30)
Net asset value, end of period	$8.50	$8.73	$8.58	$9.60	$9.23	$8.40
Total return (%)[4,5]	(0.63) [6]	1.75	(10.62)	4.01	9.88	(13.29) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$1	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11 [8]	2.05	2.03	2.05	2.07	3.04 [8]
Expenses including reductions	2.10 [8]	2.05	2.02	2.04	2.06	2.25 [8]
Net investment income (loss)	(0.21) [8]	0.21	(0.67)	(1.52)	(1.81)	(2.19) [8]
Portfolio turnover (%)[9]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	15

CLASS I SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.05	$8.87	$9.82	$9.35	$8.42	$9.81
Net investment income (loss)[2]	0.04	0.11	0.04	(0.05)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.04)	0.13	(0.99)	0.52	1.00	(1.00)
Total from investment operations	—	0.24	(0.95)	0.47	0.93	(1.09)
Less distributions
From net investment income	(0.27)	(0.06)	—	—	—	—
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(0.27)	(0.06)	—	—	—	(0.30)
Net asset value, end of period	$8.78	$9.05	$8.87	$9.82	$9.35	$8.42
Total return (%)[3]	(0.05) [4]	2.67	(9.77)	5.13	11.05	(11.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$144	$624	$720	$397	$210	$371
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11 [5]	1.07	1.04	1.04	1.05	1.03
Expenses including reductions	1.10 [5]	1.06	1.03	1.03	1.04	1.02
Net investment income (loss)	0.83 [5]	1.21	0.42	(0.49)	(0.82)	(0.96)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.05	$8.86	$9.83	$9.38	$8.46	$8.70
Net investment income (loss)[3]	0.03	0.09	0.01	(0.07)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.06)	0.14	(0.98)	0.52	1.01	(0.21)
Total from investment operations	(0.03)	0.23	(0.97)	0.45	0.92	(0.24)
Less distributions
From net investment income	(0.24)	(0.04)	—	—	—	—
Net asset value, end of period	$8.78	$9.05	$8.86	$9.83	$9.38	$8.46
Total return (%)[4]	(0.21) [5]	2.53	(9.96)	4.90	10.87	(2.76) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33 [7]	1.32	1.27	1.20	1.23	1.18 [7]
Expenses including reductions	1.32 [7]	1.31	1.26	1.20	1.22	1.16 [7]
Net investment income (loss)	0.61 [7]	0.98	0.07	(0.68)	(0.98)	(1.08) [7]
Portfolio turnover (%)[8]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	17

CLASS R6 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.15	$8.96	$9.91	$9.42	$8.48	$9.86
Net investment income (loss)[2]	0.04	0.10	0.05	(0.03)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.05)	0.16	(1.00)	0.52	1.00	(1.00)
Total from investment operations	(0.01)	0.26	(0.95)	0.49	0.94	(1.08)
Less distributions
From net investment income	(0.28)	(0.07)	—	—	—	—
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(0.28)	(0.07)	—	—	—	(0.30)
Net asset value, end of period	$8.86	$9.15	$8.96	$9.91	$9.42	$8.48
Total return (%)[3]	(0.05) [4]	2.87	(9.59)	5.20	11.08	(11.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$119	$137	$38	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [5]	0.95	0.94	0.95	0.96	0.94
Expenses including reductions	0.99 [5]	0.95	0.92	0.92	0.93	0.90
Net investment income (loss)	0.90 [5]	1.06	0.48	(0.32)	(0.71)	(0.84)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$9.18	$8.99	$9.94	$9.45	$8.50	$9.89
Net investment income (loss)[2]	0.04	0.12	0.04	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.05)	0.14	(0.99)	0.53	1.01	(1.01)
Total from investment operations	(0.01)	0.26	(0.95)	0.49	0.95	(1.09)
Less distributions
From net investment income	(0.28)	(0.07)	—	—	—	—
From net realized gain	—	—	—	—	—	(0.30)
Total distributions	(0.28)	(0.07)	—	—	—	(0.30)
Net asset value, end of period	$8.89	$9.18	$8.99	$9.94	$9.45	$8.50
Total return (%)[3]	(0.04) [4]	2.85	(9.56)	5.19	11.05	(11.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$349	$401	$620	$860	$779	$886
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99 [5]	0.94	0.92	0.93	0.94	0.91
Expenses including reductions	0.98 [5]	0.93	0.92	0.92	0.93	0.90
Net investment income (loss)	0.90 [5]	1.33	0.47	(0.41)	(0.71)	(0.84)
Portfolio turnover (%)[6]	0	0	0	0	0	0

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Absolute Return Currency Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve absolute return from investments in currency markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
All Class R4 shares were redeemed on October 29, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
20	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$514,342,627	$53,217,143	$461,125,484	—
Total investments in securities	$514,342,627	$53,217,143	$461,125,484	—
Derivatives:
Assets
Forward foreign currency contracts	$61,636,331	—	$61,636,331	—
Liabilities
Forward foreign currency contracts	(69,294,746)	—	(69,294,746)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	21

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2020 were $1,898.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2019, the fund has a short-term capital loss carryforward of $78,472,279 and a long-term capital loss carryforward of $99,829,736 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions.
22	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2020, the fund used forward foreign currency contracts to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $9.8 billion to $12.5 billion, as measured at each quarter end.
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	23

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$61,636,331	$(69,294,746)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$61,636,331	$(69,294,746)
Totals	$61,636,331	$(69,294,746)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Citibank, N.A.	$(1,961,081)	—	$1,961,081	—
Deutsche Bank AG	(4,238,631)	—	4,238,631	—
Morgan Stanley Capital Services LLC	(1,458,703)	—	1,458,703	—
Totals	$(7,658,415)	—	$7,658,415	—
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$7,186,482
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(9,096,473)
24	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.95% of the first $250 million of the fund’s average daily net assets; b) 0.90% of the next $250 million of the fund’s average daily net assets; c) 0.85% of the next $2 billion of the fund's average daily net assets; d) 0.83% of the next $1.5 billion of the fund's average daily net assets; and e) 0.81% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$474
Class C	13
Class I	14,947
Class R2	2
Class	Expense reduction
Class R4	$1
Class R6	35
Class NAV	14,335
Total	$29,807

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.89% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	25

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement would have expired on November 30, 2019, however, Class R4 shares were fully redeemed on October 29, 2019. This contractual waiver amounted to $11 for Class R4 shares for the six months ended January 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,456 for the six months ended January 31, 2020. Of this amount, $741 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,715 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2020, CDSCs received by the Distributor amounted to $15 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
26	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended January 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,861	$7,663
Class C	1,788	218
Class I	—	244,661
Class R2	99	4
Class R4	28	1
Class R6	—	61
Total	$20,776	$252,608
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,400,000	3	1.550%	$698
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2020 and for the year ended July 31, 2019 were as follows:
	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	101,323	$874,381	287,180	$2,526,884
Distributions reinvested	39,054	332,737	5,725	51,184
Repurchased	(216,857)	(1,874,462)	(814,913)	(7,157,233)
Net decrease	(76,480)	$(667,344)	(522,008)	$(4,579,165)
Class C shares
Sold	2,954	$25,637	17,082	$148,445
Distributions reinvested	731	6,228	—	—
Repurchased	(17,147)	(148,048)	(49,551)	(434,067)
Net decrease	(13,462)	$(116,183)	(32,469)	$(285,622)
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	27

	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	3,992,406	$35,949,960	14,812,383	$134,090,580
Distributions reinvested	223,777	1,966,999	156,112	1,437,790
Repurchased	(56,771,280)	(514,474,211)	(27,134,695)	(246,234,464)
Net decrease	(52,555,097)	$(476,557,252)	(12,166,200)	$(110,706,094)
Class R2 shares
Sold	66	$600	1,080	$9,798
Distributions reinvested	—	—	17	154
Repurchased	(5,072)	(45,088)	—	—
Net increase (decrease)	(5,006)	$(44,488)	1,097	$9,952
Class R4 shares[1]
Repurchased	(5,071)	$(45,808)	—	—
Net decrease	(5,071)	$(45,808)	—	—
Class R6 shares
Sold	1,632	$14,413	382,242	$3,471,676
Distributions reinvested	2,703	23,976	3,907	36,296
Repurchased	(38,975)	(352,441)	(13,576,726)	(124,240,236)
Net decrease	(34,640)	$(314,052)	(13,190,577)	$(120,732,264)
Class NAV shares
Sold	378,941	$3,374,305	383,886	$3,534,200
Distributions reinvested	1,179,403	10,496,686	435,738	4,065,435
Repurchased	(5,979,682)	(55,143,969)	(26,057,932)	(240,106,980)
Net decrease	(4,421,338)	$(41,272,978)	(25,238,308)	$(232,507,345)
Total net decrease	(57,111,094)	$(519,018,105)	(51,148,465)	$(468,800,538)

[1]	Class R4 shares were fully redeemed on 10-29-19.
Affiliates of the fund owned 100% of shares of Class R2 and Class NAV on January 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
For the six months ended January 31, 2020, all purchases and sales of investments were short-term.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2020, funds within the John Hancock group of funds complex held 69.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
28	JOHN HANCOCK Absolute Return Currency Fund | SEMIANNUAL REPORT

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.2%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	7.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.8%
SEMIANNUAL REPORT | JOHN HANCOCK Absolute Return Currency Fund	29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

First Quadrant, L.P.

Portfolio Managers

Dori S. Levanoni
Jeppe F. Ladekarl

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1078033	364SA 1/20 3/2020

John Hancock

Fundamental All Cap Core Fund

Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered positive returns during the 6 months ended January 31, 2020. Stocks were particularly strong in the United States, where they delivered positive returns across most economic sectors. Investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

After a strong period of positive returns—in a historically long bull market—investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
21	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 1/31/2020 (%)

TOP 10 HOLDINGS AS OF 1/31/2020 (%)

Amazon.com, Inc.	8.6
Apple, Inc.	6.7
Facebook, Inc., Class A	5.6
Alphabet, Inc., Class A	4.9
Citigroup, Inc.	4.7
Lennar Corp., A Shares	4.1
Bank of America Corp.	3.9
Morgan Stanley	3.5
Liberty Media Corp.-Liberty Formula One, Series C	3.1
Cheniere Energy, Inc.	2.7
TOTAL	47.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	14.09	10.66	11.72	3.06	65.97	161.43
Class C3	18.31	11.03	11.88	7.11	68.75	164.70
Class I2	20.48	12.15	12.78	8.57	77.40	183.64
Class R2[2,3]	19.95	11.84	12.40	8.37	74.98	175.62
Class R4[2,3]	20.39	12.05	12.52	8.58	76.61	178.18
Class R6[2,3]	20.64	12.25	12.64	8.67	78.21	180.71
Index†	20.53	11.85	12.50	8.63	75.03	177.78

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until November 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.37	2.07	1.07	1.46	1.31	0.96
Net (%)	1.26	1.96	0.96	1.35	1.10	0.85

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental All Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C4	6-1-11	26,470	26,470	27,778
Class I2	6-1-11	28,364	28,364	27,778
Class R2[2,3]	6-1-11	27,562	27,562	27,778
Class R4[2,3]	6-1-11	27,818	27,818	27,778
Class R6[2,3]	6-1-11	28,071	28,071	27,778

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-1-11.
2	For certain types of investors as described in the fund's prospectus.
3	Class C shares were first offered on 6-27-14; Class R2, Class R4 and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares (first offered on 6-1-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2019	Ending value on 1-31-2020	Expenses paid during period ended 1-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,084.80	$ 6.60	1.26%
	Hypothetical example	1,000.00	1,018.80	6.39	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,081.10	10.25	1.96%
	Hypothetical example	1,000.00	1,015.30	9.93	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,085.70	5.03	0.96%
	Hypothetical example	1,000.00	1,020.30	4.88	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,083.70	7.12	1.36%
	Hypothetical example	1,000.00	1,018.30	6.90	1.36%
Class R4	Actual expenses/actual returns	1,000.00	1,085.80	5.30	1.01%
	Hypothetical example	1,000.00	1,020.10	5.13	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,086.70	4.46	0.85%
	Hypothetical example	1,000.00	1,020.90	4.32	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

Fund’s investments
AS OF 1-31-20 (unaudited)
	Shares	Value
Common stocks 98.1%		$88,608,915
(Cost $62,666,030)
Communication services 17.0%		15,371,708
Entertainment 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	59,096	2,765,102
Interactive media and services 13.9%
Alphabet, Inc., Class A (A)	3,094	4,433,021
CarGurus, Inc. (A)	56,396	2,010,517
Facebook, Inc., Class A (A)	24,989	5,045,529
Twitter, Inc. (A)	34,407	1,117,539
Consumer discretionary 21.6%		19,550,423
Household durables 7.5%
Lennar Corp., A Shares	56,400	3,742,704
NVR, Inc. (A)	239	912,256
Tempur Sealy International, Inc. (A)	23,348	2,139,144
Internet and direct marketing retail 8.6%
Amazon.com, Inc. (A)	3,872	7,777,764
Leisure products 1.9%
Polaris, Inc.	19,036	1,748,266
Multiline retail 0.9%
Dollar Tree, Inc. (A)	9,759	849,716
Specialty retail 1.2%
Group 1 Automotive, Inc.	10,609	1,069,069
Textiles, apparel and luxury goods 1.5%
Ralph Lauren Corp.	6,447	731,735
Salvatore Ferragamo SpA	31,424	579,769
Consumer staples 4.4%		4,012,033
Beverages 3.3%
Anheuser-Busch InBev SA, ADR	28,634	2,156,140
Diageo PLC, ADR	5,447	860,354
Food products 1.1%
The Hain Celestial Group, Inc. (A)	41,121	995,539
Energy 5.8%		5,257,832
Energy equipment and services 1.7%
Baker Hughes Company	50,538	1,094,653
National Oilwell Varco, Inc.	22,801	469,929
Oil, gas and consumable fuels 4.1%
Cheniere Energy, Inc. (A)	40,900	2,422,916
Kinder Morgan, Inc.	24,948	520,665
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	24,507	$749,669
Financials 17.8%		16,090,495
Banks 10.6%
Bank of America Corp.	108,188	3,551,812
Citigroup, Inc.	56,579	4,210,043
First Hawaiian, Inc.	61,213	1,778,850
Capital markets 5.6%
Morgan Stanley	60,816	3,178,244
The Goldman Sachs Group, Inc.	7,883	1,874,183
Consumer finance 1.6%
American Express Company	6,149	798,571
Synchrony Financial	21,561	698,792
Health care 4.5%		4,012,206
Biotechnology 2.3%
Alnylam Pharmaceuticals, Inc. (A)	5,797	665,438
Amgen, Inc.	3,797	820,342
Moderna, Inc. (A)	30,103	617,413
Health care equipment and supplies 1.4%
Hologic, Inc. (A)	22,881	1,224,591
Health care providers and services 0.8%
Anthem, Inc.	2,580	684,422
Industrials 6.8%		6,123,623
Electrical equipment 1.6%
Regal Beloit Corp.	8,740	685,740
Sensata Technologies Holding PLC (A)	16,936	800,563
Industrial conglomerates 1.5%
Roper Technologies, Inc.	3,460	1,320,544
Machinery 0.4%
The Manitowoc Company, Inc. (A)	24,217	349,936
Professional services 2.3%
IHS Markit, Ltd. (A)	26,286	2,072,914
Trading companies and distributors 1.0%
United Rentals, Inc. (A)	6,588	893,926
Information technology 15.6%		14,062,558
Semiconductors and semiconductor equipment 1.7%
Analog Devices, Inc.	4,609	505,838
NVIDIA Corp.	4,245	1,003,645
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

	Shares	Value
Information technology (continued)
Software 6.2%
Microsoft Corp.	12,007	$2,043,952
salesforce.com, Inc. (A)	10,843	1,976,787
Workday, Inc., Class A (A)	8,381	1,547,384
Technology hardware, storage and peripherals 7.7%
Apple, Inc.	19,459	6,022,755
Samsung Electronics Company, Ltd.	20,767	962,197
Real estate 4.6%		4,128,037
Equity real estate investment trusts 3.7%
American Tower Corp.	10,290	2,384,605
Crown Castle International Corp.	6,507	975,009
Real estate management and development 0.9%
Five Point Holdings LLC, Class A (A)	94,750	768,423

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$1,136,187
(Cost $1,136,138)
U.S. Government Agency 0.6%				582,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	126,000	126,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	456,000	456,000

	Yield (%)	Shares	Value
Short-term funds 0.0%			19,187
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5121(B)	19,187	19,187

	Par value^	Value
Repurchase agreement 0.6%		535,000
Barclays Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $535,070 on 2-3-20, collateralized by $519,900 U.S. Treasury Notes, 2.625% due 12-31-23 (valued at $545,799)	535,000	535,000

Total investments (Cost $63,802,168) 99.3%	$89,745,102
Other assets and liabilities, net 0.7%	612,720
Total net assets 100.0%	$90,357,822

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-20.
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $63,944,121. Net unrealized appreciation aggregated to $25,800,981, of which $26,883,299 related to gross unrealized appreciation and $1,082,318 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $63,802,168)	$89,745,102
Foreign currency, at value (Cost $1,686)	1,676
Dividends and interest receivable	80,161
Receivable for fund shares sold	569,254
Receivable from affiliates	364
Other assets	33,412
Total assets	90,429,969
Liabilities
Payable for fund shares repurchased	19,083
Payable to affiliates
Accounting and legal services fees	1,596
Transfer agent fees	8,121
Distribution and service fees	35
Trustees' fees	115
Other liabilities and accrued expenses	43,197
Total liabilities	72,147
Net assets	$90,357,822
Net assets consist of
Paid-in capital	$66,761,247
Total distributable earnings (loss)	23,596,575
Net assets	$90,357,822

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($52,183,351 ÷ 2,599,197 shares)[1]	$20.08
Class C ($6,299,807 ÷ 325,767 shares)[1]	$19.34
Class I ($19,251,056 ÷ 943,596 shares)	$20.40
Class R2 ($76,939 ÷ 3,809 shares)	$20.20
Class R4 ($65,821 ÷ 3,236 shares)	$20.34
Class R6 ($12,480,848 ÷ 610,457 shares)	$20.45
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)

Investment income
Dividends	$523,069
Interest	16,910
Less foreign taxes withheld	(9,004)
Total investment income	530,975
Expenses
Investment management fees	297,603
Distribution and service fees	104,202
Accounting and legal services fees	8,386
Transfer agent fees	46,246
Trustees' fees	892
Custodian fees	11,384
State registration fees	48,338
Printing and postage	13,698
Professional fees	32,157
Other	8,715
Total expenses	571,621
Less expense reductions	(50,835)
Net expenses	520,786
Net investment income	10,189
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,163,005)
(1,163,005)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	8,369,177
8,369,177
Net realized and unrealized gain	7,206,172
Increase in net assets from operations	$7,216,361
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$10,189	$83,584
Net realized gain (loss)	(1,163,005)	2,022,390
Change in net unrealized appreciation (depreciation)	8,369,177	(800,956)
Increase in net assets resulting from operations	7,216,361	1,305,018
Distributions to shareholders
From earnings
Class A	(362)	(3,534,019)
Class C	—	(472,321)
Class I	(31,930)	(1,809,069)
Class R2	—	(3,456)
Class R4	(57)	(386)
Class R6	(33,272)	(959,836)
Total distributions	(65,621)	(6,779,087)
From fund share transactions	(5,709,127)	(3,766,980)
Total increase (decrease)	1,441,613	(9,241,049)
Net assets
Beginning of period	88,916,209	98,157,258
End of period	$90,357,822	$88,916,209
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$18.51	$19.84	$17.95	$14.97	$16.16	$14.33
Net investment income (loss)[2]	(0.01)	— [3]	(0.05)	0.03	— [3]	(0.04)
Net realized and unrealized gain (loss) on investments	1.58	0.12	3.08	2.97	(0.40)	2.27
Total from investment operations	1.57	0.12	3.03	3.00	(0.40)	2.23
Less distributions
From net investment income	— [3]	—	—	(0.02)	—	—
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	(0.40)
Total distributions	— [3]	(1.45)	(1.14)	(0.02)	(0.79)	(0.40)
Net asset value, end of period	$20.08	$18.51	$19.84	$17.95	$14.97	$16.16
Total return (%)[4,5]	8.48 [6]	2.60	17.14	20.07	(2.43)	15.77
Ratios and supplemental data
Net assets, end of period (in millions)	$52	$49	$49	$38	$30	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38 [7]	1.36	1.33	1.35	1.28	1.30
Expenses including reductions	1.26 [7]	1.28	1.28	1.26	1.27	1.29
Net investment income (loss)	(0.06) [7]	0.01	(0.25)	0.18	(0.03)	(0.29)
Portfolio turnover (%)	11	21	23	52	40	42

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS C SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$17.89	$19.36	$17.67	$14.81	$16.11	$14.37
Net investment income (loss)[2]	(0.07)	(0.12)	(0.18)	(0.09)	(0.11)	(0.16)
Net realized and unrealized gain (loss) on investments	1.52	0.10	3.01	2.95	(0.40)	2.30
Total from investment operations	1.45	(0.02)	2.83	2.86	(0.51)	2.14
Less distributions
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	(0.40)
Net asset value, end of period	$19.34	$17.89	$19.36	$17.67	$14.81	$16.11
Total return (%)[3,4]	8.11 [5]	1.90	16.25	19.31	(3.14)	15.09
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$5	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08 [6]	2.06	2.03	2.05	1.98	2.69
Expenses including reductions	1.96 [6]	1.98	1.98	1.96	1.97	2.00
Net investment income (loss)	(0.76) [6]	(0.69)	(0.95)	(0.54)	(0.74)	(1.06)
Portfolio turnover (%)	11	21	23	52	40	42

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$18.82	$20.08	$18.13	$15.12	$16.27	$14.39
Net investment income (loss)[2]	0.02	0.06	0.01	0.07	0.04	0.01
Net realized and unrealized gain (loss) on investments	1.59	0.13	3.11	3.01	(0.39)	2.29
Total from investment operations	1.61	0.19	3.12	3.08	(0.35)	2.30
Less distributions
From net investment income	(0.03)	—	(0.03)	(0.07)	(0.01)	(0.02)
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	(0.40)
Total distributions	(0.03)	(1.45)	(1.17)	(0.07)	(0.80)	(0.42)
Net asset value, end of period	$20.40	$18.82	$20.08	$18.13	$15.12	$16.27
Total return (%)[3]	8.57 [4]	2.94	17.50	20.40	(2.08)	16.20
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$20	$29	$21	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [5]	1.08	1.03	1.04	0.97	1.05
Expenses including reductions	0.96 [5]	0.99	0.98	0.95	0.95	0.94
Net investment income (loss)	0.25 [5]	0.31	0.03	0.42	0.27	0.07
Portfolio turnover (%)	11	21	23	52	40	42

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

CLASS R2 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$18.64	$19.98	$18.09	$15.09	$16.26	$15.12
Net investment income (loss)[3]	(0.02)	—	(0.05)	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	1.58	0.11	3.09	2.99	(0.40)	1.15
Total from investment operations	1.56	0.11	3.04	3.05	(0.38)	1.14
Less distributions
From net investment income	—	—	(0.01)	(0.05)	—	—
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	—
Total distributions	—	(1.45)	(1.15)	(0.05)	(0.79)	—
Net asset value, end of period	$20.20	$18.64	$19.98	$18.09	$15.09	$16.26
Total return (%)[4]	8.37 [5]	2.53	17.09	20.25	(2.28)	7.54 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [7]	1.46	1.35	1.20	1.12	1.10 [7]
Expenses including reductions	1.36 [7]	1.38	1.30	1.11	1.11	1.10 [7]
Net investment income (loss)	(0.18) [7]	—	(0.28)	0.35	0.13	(0.19) [7]
Portfolio turnover (%)	11	21	23	52	40	42 [8]

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
18	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$18.75	$20.03	$18.11	$15.10	$16.27	$15.12
Net investment income (loss)[3]	(0.01)	0.03	(0.02)	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	1.62	0.14	3.11	3.00	(0.40)	1.16
Total from investment operations	1.61	0.17	3.09	3.07	(0.37)	1.15
Less distributions
From net investment income	(0.02)	—	(0.03)	(0.06)	(0.01)	—
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	—
Total distributions	(0.02)	(1.45)	(1.17)	(0.06)	(0.80)	—
Net asset value, end of period	$20.34	$18.75	$20.03	$18.11	$15.10	$16.27
Total return (%)[4]	8.58 [5]	2.84	17.31	20.42	(2.24)	7.61 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$1	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23 [7]	1.31	1.27	1.19	1.12	1.10 [7]
Expenses including reductions	1.01 [7]	1.13	1.12	1.01	1.01	1.00 [7]
Net investment income (loss)	(0.06) [7]	0.15	(0.12)	0.45	0.23	(0.09) [7]
Portfolio turnover (%)	11	21	23	52	40	42 [8]

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	19

CLASS R6 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$18.86	$20.10	$18.14	$15.12	$16.28	$15.12
Net investment income (loss)[3]	0.03	0.07	0.02	0.09	0.07	— [4]
Net realized and unrealized gain (loss) on investments	1.61	0.14	3.12	3.01	(0.42)	1.16
Total from investment operations	1.64	0.21	3.14	3.10	(0.35)	1.16
Less distributions
From net investment income	(0.05)	—	(0.04)	(0.08)	(0.02)	—
From net realized gain	—	(1.45)	(1.14)	—	(0.79)	—
Total distributions	(0.05)	(1.45)	(1.18)	(0.08)	(0.81)	—
Net asset value, end of period	$20.45	$18.86	$20.10	$18.14	$15.12	$16.28
Total return (%)[5]	8.67 [6]	3.04	17.62	20.59	(2.10)	7.67 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$14	$13	$6	$3	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97 [8]	0.96	0.93	0.95	0.86	0.85 [8]
Expenses including reductions	0.85 [8]	0.88	0.88	0.85	0.84	0.83 [8]
Net investment income (loss)	0.35 [8]	0.39	0.13	0.52	0.49	0.01 [8]
Portfolio turnover (%)	11	21	23	52	40	42 [9]

[1]	Six months ended 1-31-20. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 8-1-14 to 7-31-15.
20	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$15,371,708	$15,371,708	—	—
Consumer discretionary	19,550,423	18,970,654	$579,769	—
Consumer staples	4,012,033	4,012,033	—	—
Energy	5,257,832	5,257,832	—	—
Financials	16,090,495	16,090,495	—	—
Health care	4,012,206	4,012,206	—	—
Industrials	6,123,623	6,123,623	—	—
Information technology	14,062,558	13,100,361	962,197	—
Real estate	4,128,037	4,128,037	—	—
Short-term investments	1,136,187	19,187	1,117,000	—
Total investments in securities	$89,745,102	$87,086,136	$2,658,966	—
22	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2020 were $1,173.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
24	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

For the six months ended January 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,538
Class C	3,463
Class I	10,969
Class R2	46
Class	Expense reduction
Class R4	$17
Class R6	7,789
Total	$50,822

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $13 for Class R4 shares for the six months ended January 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,362 for the six months ended January 31, 2020. Of this amount, $3,768 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,594 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for
26	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2020, CDSCs received by the Distributor amounted to $171 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$74,000	$30,078
Class C	29,965	3,653
Class I	—	11,625
Class R2	204	5
Class R4	33	2
Class R6	—	883
Total	$104,202	$46,246
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2020 and for the year ended July 31, 2019 were as follows:
	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	219,765	$4,229,343	485,174	$8,551,348
Distributions reinvested	18	362	242,630	3,532,684
Repurchased	(271,006)	(5,118,664)	(541,969)	(9,643,487)
Net increase (decrease)	(51,223)	$(888,959)	185,835	$2,440,545
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	27

	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	38,734	$710,007	80,406	$1,391,400
Distributions reinvested	—	—	33,427	472,321
Repurchased	(47,022)	(851,394)	(112,432)	(1,891,904)
Net increase (decrease)	(8,288)	$(141,387)	1,401	$(28,183)
Class I shares
Sold	58,635	$1,115,161	310,492	$5,604,929
Distributions reinvested	1,587	31,924	122,463	1,808,778
Repurchased	(180,459)	(3,414,615)	(793,473)	(14,234,036)
Net decrease	(120,237)	$(2,267,530)	(360,518)	$(6,820,329)
Class R2 shares
Sold	1,356	$24,521	2,017	$36,622
Distributions reinvested	—	—	208	3,057
Repurchased	(1,400)	(25,943)	(11,206)	(204,732)
Net decrease	(44)	$(1,422)	(8,981)	$(165,053)
Class R4 shares
Sold	2,764	$53,946	1,162	$22,771
Distributions reinvested	1	12	26	385
Repurchased	—	—	(50,283)	(906,304)
Net increase (decrease)	2,765	$53,958	(49,095)	$(883,148)
Class R6 shares
Sold	46,612	$912,172	253,064	$4,496,549
Distributions reinvested	1,651	33,272	64,898	959,837
Repurchased	(168,367)	(3,409,231)	(233,224)	(3,767,198)
Net increase (decrease)	(120,104)	$(2,463,787)	84,738	$1,689,188
Total net decrease	(297,131)	$(5,709,127)	(146,620)	$(3,766,980)
Affiliates of the fund owned 78.9% and 48.3% of shares of Class R4 and Class R6, respectively, on January 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $9,144,775 and $12,664,213, respectively, for the six months ended January 31, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
28	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1078038	376SA 1/20 3/2020

John Hancock

Diversified Strategies Fund

Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered positive returns during the 6 months ended January 31, 2020. Stocks were particularly strong in the United States, where they delivered positive returns across most economic sectors. Investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In today's environment of low inflation and declining interest rates, bonds have also fared well, with U.S. corporate bonds delivering positive returns.

After a strong period of positive returns—in a historically long bull market—investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Strategies Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
16	Financial statements
19	Financial highlights
21	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

The Blended Index is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 1/31/2020 (%)

PORTFOLIO ALLOCATION AS OF 1/31/2020 (%)

Foreign government obligations	19.8
Affiliated investment companies	2.7
Unaffiliated investment companies	2.1
Purchased options	1.9
Short-term investments and other	73.5
Commercial paper	48.9
U.S. Government	18.6
Short-term funds	1.8
Other assets and liabilities, net	4.2
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	0.67	1.42	3.48	-1.96	7.29	33.02
Class I2	6.24	2.80	4.48	3.35	14.82	44.13
Index 1†	9.64	3.01	3.17	4.20	16.00	29.74
Index 2†	21.68	12.37	15.43	9.31	79.17	230.82
Index 3†	13.34	5.92	6.88	5.76	33.30	74.13

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Gross (%)	2.58	2.28
Net (%)	2.57	2.27

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the S&P 500 Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Strategies Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes and a blended index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I2	9-30-11	14,413	14,413	12,974	33,082	17,413

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Blended Index is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-30-11.
2	For certain types of investors as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2019	Ending value on 1-31-2020	Expenses paid during period ended 1-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,031.90	$8.73	1.71%
	Hypothetical example	1,000.00	1,016.50	8.67	1.71%
Class I	Actual expenses/actual returns	1,000.00	1,033.50	7.16	1.40%
	Hypothetical example	1,000.00	1,018.10	7.10	1.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	7

Fund’s investments
AS OF 1-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 19.8%					$2,081,381
(Cost $1,953,676)
Indonesia 7.7%					812,543
Republic of Indonesia
Bond	8.250	05-15-29	IDR	3,375,000,000	273,196
Bond	8.375	04-15-39	IDR	6,750,000,000	539,347
Italy 12.1%					1,268,838
Republic of Italy Bond (A)	3.850	09-01-49	EUR	800,000	1,268,838

	Shares	Value
Affiliated investment companies (B) 2.7%		$287,873
(Cost $280,655)
Fixed income 2.7%		287,873

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (C)	29,137	287,873
Unaffiliated investment companies 2.1%		$214,562
(Cost $202,402)
Exchange-traded funds 2.1%		214,562
iShares JP Morgan USD Emerging Markets Bond ETF	1,850	214,562

	Contracts/Notional amount	Value
Purchased options 1.9%		$199,616
(Cost $235,111)
Calls 0.7%		69,636
Exchange Traded Option on DAX Index Futures (Expiration Date: 12-18-20; Strike Price: EUR 13,400.00; Notional Amount: 20) (D)	4	14,063
Exchange Traded Option on Nikkei 225 Futures (Expiration Date: 12-11-20; Strike Price: JPY 23,500.00; Notional Amount: 1,000) (D)	1	7,522
Exchange Traded Option on Nikkei 225 Futures (Expiration Date: 12-11-20; Strike Price: JPY 24,000.00; Notional Amount: 1,000) (D)	1	5,773
Over the Counter Option on the AUD vs. NZD (Expiration Date: 3-19-20; Strike Price: AUD 1.05; Counterparty: Bank of America N.A.) (D)(E)	2,000,000	3,232
Over the Counter Option on the NOK vs. SEK (Expiration Date: 3-20-20; Strike Price: NOK 1.05; Counterparty: Citibank N.A.) (D)(E)	20,000,000	16,908
8	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on the USD vs. SEK (Expiration Date: 2-28-20; Strike Price: $9.55; Counterparty: Goldman Sachs USA) (D)(E)	2,000,000	$22,138
Puts 1.2%		129,980
Exchange Traded Option on DAX Index Futures (Expiration Date: 12-18-20; Strike Price: EUR 13,000.00; Notional Amount: 20) (D)	4	17,179
Exchange Traded Option on Nikkei 225 Futures (Expiration Date: 12-11-20; Strike Price: JPY 22,500.00; Notional Amount: 1,000) (D)	1	13,936
Exchange Traded Option on Nikkei 225 Futures (Expiration Date: 12-11-20; Strike Price: JPY 23,500.00; Notional Amount: 1,000) (D)	1	15,966
Over the Counter Option on the EUR vs. AUD (Expiration Date: 5-8-20; Strike Price: EUR 1.60; Counterparty: Bank of America N.A.) (D)(E)	2,000,000	3,238
Over the Counter Option on the EUR vs. NOK (Expiration Date: 11-18-20; Strike Price: EUR 10.00; Counterparty: Goldman Sachs International) (D)(E)	2,000,000	17,625
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-18-20; Strike Price: EUR 1.10; Counterparty: JPMorgan Chase Bank N.A.) (D)(E)	2,000,000	16,432
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-16-20; Strike Price: EUR 1.13; Counterparty: Goldman Sachs Bank USA) (D)(E)	1,200,000	23,731
Over the Counter Option on the NOK vs. SEK (Expiration Date: 5-8-20; Strike Price: NOK 10.10; Counterparty: UBS Securities LLC) (D)(E)	2,000,000	14,269
Over the Counter Option on the USD vs. JPY (Expiration Date: 3-13-20; Strike Price: $108.00; Counterparty: HSBC Bank USA) (D)(E)	1,000,000	7,604

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	9

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 69.3%				$7,280,696
(Cost $7,280,966)
Commercial paper 48.9%				5,142,176
American Honda Finance Corp.	1.700	02-06-20	400,000	399,893
Barclays Bank PLC	1.950	02-21-20	475,000	474,543
CPPIB Capital, Inc.	1.640	04-21-20	475,000	473,274
Cummins, Inc.	1.680	02-13-20	475,000	474,729
Gotham Funding Corp.	1.700	03-06-20	475,000	474,226
Henkel of America, Inc.	1.620	04-07-20	275,000	274,201
John Deere Capital Corp.	1.680	02-11-20	475,000	474,780
Koch Indusrties, Inc.	1.570	02-12-20	475,000	474,754
ONE Gas, Inc.	1.620	02-13-20	475,000	474,729
Province of British Columbia	1.740	02-05-20	200,000	199,957
The Boeing Company	2.150	03-09-20	475,000	474,099
University of California	1.750	04-02-20	475,000	472,991
U.S. Government 18.6%				1,949,925
U.S. Treasury Bill	1.477	02-04-20	1,950,000	1,949,925

	Yield (%)	Shares	Value
Short-term funds 1.8%			188,595

State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5121(F)	188,595	188,595

Total investments (Cost $9,952,810) 95.8%	$10,064,128
Other assets and liabilities, net 4.2%	436,910
Total net assets 100.0%	$10,501,038

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,268,838 or 12.1% of the fund's net assets as of 1-31-20.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
10	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Non-income producing security.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 1-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	52	Long	Mar 2020	$6,794,443	$6,846,125	$51,682
CME E-mini Financial Sector Futures	1	Long	Mar 2020	95,048	92,138	(2,910)
CME E-mini Health Care Sector Futures	1	Long	Mar 2020	105,193	100,080	(5,113)
FTSE 250 Index Futures	8	Long	Mar 2020	460,982	445,695	(15,287)
German Euro BUND Futures	12	Long	Mar 2020	2,321,369	2,329,536	8,167
NASDAQ 100 Index E-Mini Futures	1	Long	Mar 2020	180,877	179,955	(922)
S&P 500 Index E-Mini Futures	3	Long	Mar 2020	489,907	483,600	(6,307)
Euro STOXX 50 Index Futures	4	Short	Mar 2020	(167,172)	(161,433)	5,739
Euro-BTP Italian Government Bond Futures	8	Short	Mar 2020	(1,308,363)	(1,313,381)	(5,018)
FTSE 100 Index Futures	2	Short	Mar 2020	(190,916)	(190,614)	302
U.K. Long Gilt Bond Futures	14	Short	Mar 2020	(2,494,974)	(2,494,635)	339
Ultra U.S. Treasury Bond Futures	12	Short	Mar 2020	(2,302,342)	(2,324,250)	(21,908)
						$8,764
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,000,000	AUD	1,618,685	ANZ	2/14/2020	$26,001	—
EUR	500,000	AUD	821,904	TD	2/14/2020	4,590	—
EUR	500,000	CAD	729,034	JPM	2/14/2020	3,997	—
EUR	500,000	JPY	60,188,600	CITI	2/14/2020	—	$(907)
EUR	1,500,000	JPY	181,438,050	TD	2/14/2020	—	(10,776)
EUR	500,000	MXN	10,395,670	GSI	2/14/2020	5,428	—
EUR	500,000	NOK	4,980,371	GSI	2/14/2020	13,373	—
EUR	1,000,000	NOK	9,899,092	JPM	2/14/2020	33,449	—
EUR	375,000	NOK	3,712,427	SSB	2/14/2020	12,515	—
EUR	1,500,000	SEK	15,831,224	BOA	2/14/2020	19,328	—
EUR	1,500,000	SEK	15,837,318	TD	2/14/2020	18,694	—
EUR	1,000,000	SEK	10,544,340	UBS	2/14/2020	13,905	—
EUR	1,000,000	USD	1,114,826	BOA	2/14/2020	—	(5,102)
EUR	500,000	USD	557,364	BMO	2/14/2020	—	(2,502)
EUR	1,200,000	USD	1,334,349	SCB	2/14/2020	—	(2,680)
EUR	500,000	USD	557,353	TD	2/14/2020	—	(2,491)
EUR	2,910,000	USD	3,295,363	SSB	11/17/2020	—	(14,408)
GBP	250,000	USD	324,686	BARC	2/14/2020	5,525	—
JPY	60,168,600	EUR	500,000	CITI	2/14/2020	722	—
JPY	61,100,150	EUR	500,000	JPM	2/14/2020	9,324	—
JPY	120,079,900	EUR	1,000,000	TD	2/14/2020	—	(931)
JPY	54,690,400	USD	500,000	TD	2/14/2020	5,000	—
MXN	9,387,690	USD	500,000	SSB	2/14/2020	—	(3,840)
12	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	3,739,638	EUR	375,000	MSCS	2/14/2020	—	$(9,556)
NOK	5,043,565	EUR	500,000	SSB	2/14/2020	—	(6,502)
NOK	5,000,000	SEK	5,231,750	HUS	2/14/2020	—	(86)
NOK	4,443,467	USD	500,000	MSCS	2/14/2020	—	(16,886)
NOK	4,434,176	USD	500,000	TD	2/14/2020	—	(17,896)
NZD	1,000,000	USD	664,278	BARC	2/14/2020	—	(17,803)
NZD	500,000	USD	330,586	MSCS	2/14/2020	—	(7,348)
SEK	15,840,306	EUR	1,500,000	BARC	2/14/2020	—	(18,384)
SEK	5,278,711	EUR	500,000	JPM	2/14/2020	—	(6,273)
SEK	21,110,584	EUR	2,000,000	SSB	2/14/2020	—	(25,532)
SEK	15,849,335	NOK	15,000,000	BARC	2/14/2020	$16,271	—
SEK	7,205,533	USD	750,000	BARC	2/14/2020	—	(1,166)
SEK	9,489,632	USD	1,000,000	SSB	2/14/2020	—	(13,791)
SEK	4,729,468	USD	500,000	UBS	2/14/2020	—	(8,491)
USD	500,000	CAD	657,811	TD	2/14/2020	2,952	—
USD	2,780,152	EUR	2,500,000	BOA	2/14/2020	5,840	—
USD	1,170,629	EUR	1,045,000	MSCS	2/27/2020	10,042	—
USD	3,307,486	EUR	2,910,000	SSB	11/17/2020	26,531	—
USD	324,863	GBP	250,000	BOA	2/14/2020	—	(5,348)
USD	1,000,000	HKD	7,769,706	RBC	2/14/2020	—	(208)
USD	3,000,000	HKD	23,320,102	SSB	2/14/2020	—	(2,037)
USD	500,000	ILS	1,727,102	MSCS	2/14/2020	—	(689)
USD	500,000	JPY	54,748,355	MSCS	2/14/2020	—	(5,535)
USD	500,000	MXN	9,380,061	BOA	2/14/2020	4,244	—
USD	500,000	NOK	4,434,680	SCB	2/14/2020	17,841	—
USD	500,000	NOK	4,442,826	TD	2/14/2020	16,955	—
USD	660,774	NZD	1,000,000	BARC	2/14/2020	14,300	—
USD	331,006	NZD	500,000	TD	2/14/2020	7,769	—
USD	1,000,000	SEK	9,502,722	SSB	2/14/2020	12,431	—
USD	500,000	SEK	4,732,650	TD	2/14/2020	8,160	—
						$315,187	$(207,168)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Euro STOXX 50 Index	EUR	3,800.00	Dec 2020	5	50	$6,719	$(4,084)
Exchange-traded	S&P 500 Index	USD	3,300.00	Dec 2020	1	100	15,716	(14,280)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	13

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	Euro STOXX 50 Index	EUR	3,700.00	Dec 2020	5	50	$12,014	$(16,004)
Exchange-traded	S&P 500 Index	USD	3,200.00	Dec 2020	1	100	17,216	(18,370)
							$51,665	$(52,738)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Australian Dollar versus New Zealand Dollar	BOA	AUD	1.07	Mar 2020	2,000,000	$2,806	$(485)
Euro versus Australian Dollar	BOA	EUR	1.67	May 2020	2,000,000	16,492	(26,313)
Euro versus Norwegian Krone	UBS	EUR	11.00	May 2020	2,000,000	6,321	(1,743)
Euro versus Norwegian Krone	GSI	EUR	11.00	Nov 2020	2,000,000	18,918	(14,200)
Euro versus U.S. Dollar	GSI	EUR	1.20	Apr 2020	1,200,000	17,792	(75)
Euro versus U.S. Dollar	JPM	EUR	1.19	Dec 2020	2,000,000	17,535	(11,929)
Norwegian Krone versus Swedish Krona	CITI	NOK	1.08	Mar 2020	20,000,000	4,524	(1,890)
U.S. Dollar versus Swedish Krona	GSI	USD	9.75	Feb 2020	2,000,000	2,556	(4,924)
						$86,944	$(61,559)
Puts
Euro versus Norwegian Krone	UBS	EUR	9.85	May 2020	2,000,000	$9,148	$(3,505)
Euro versus Norwegian Krone	GSI	EUR	9.70	Nov 2020	2,000,000	15,084	(6,381)
Euro versus U.S. Dollar	JPM	EUR	1.13	Apr 2020	1,200,000	17,842	(23,730)
						$42,074	$(33,616)
						$129,018	$(95,175)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
14	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $9,772,720. Net unrealized appreciation aggregated to $260,278, of which $324,944 related to gross unrealized appreciation and $64,666 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,672,155)	$9,776,255
Affiliated investments, at value (Cost $280,655)	287,873
Total investments, at value (Cost $9,952,810)	10,064,128
Unrealized appreciation on forward foreign currency contracts	315,187
Receivable for futures variation margin	5,572
Foreign currency, at value (Cost $100,309)	100,657
Collateral held at broker for futures contracts	250,000
Collateral held at broker for exchange-traded derivatives	175,000
Dividends and interest receivable	29,242
Receivable for investments sold	45,004
Receivable from affiliates	269
Other assets	2,017
Total assets	10,987,076
Liabilities
Unrealized depreciation on forward foreign currency contracts	207,168
Written options, at value (Premiums received $180,683)	147,913
Due to custodian	32,933
Payable for investments purchased	43,806
Payable to affiliates
Accounting and legal services fees	161
Transfer agent fees	1,053
Trustees' fees	25
Other liabilities and accrued expenses	52,979
Total liabilities	486,038
Net assets	$10,501,038
Net assets consist of
Paid-in capital	$10,154,043
Total distributable earnings (loss)	346,995
Net assets	$10,501,038

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,147,618 ÷ 630,459 shares)[1]	$8.16
Class I ($5,353,420 ÷ 650,846 shares)	$8.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.59

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)

Investment income
Interest	$107,891
Income distributions received from affiliated investments	10,821
Dividends	5,665
Less foreign taxes withheld	(10,271)
Total investment income	114,106
Expenses
Investment management fees	52,018
Distribution and service fees	7,582
Accounting and legal services fees	951
Transfer agent fees	6,341
Trustees' fees	164
Custodian fees	29,084
Printing and postage	9,706
Professional fees	22,996
Other	9,861
Total expenses	138,703
Less expense reductions	(58,052)
Net expenses	80,651
Net investment income	33,455
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(287,236)
Affiliated investments	98
Futures contracts	130,029
Forward foreign currency contracts	227,333
Written options	111,985
Swap contracts	(28,862)
153,347
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	105,429
Affiliated investments	(2,470)
Futures contracts	1,308
Forward foreign currency contracts	108,010
Written options	(24,667)
187,610
Net realized and unrealized gain	340,957
Increase in net assets from operations	$374,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$33,455	$80,472
Net realized gain	153,347	40,598
Change in net unrealized appreciation (depreciation)	187,610	16,178
Increase in net assets resulting from operations	374,412	137,248
Distributions to shareholders
From earnings
Class A	(52,194)	(1,082,050)
Class I	(71,008)	(1,230,106)
Total distributions	(123,202)	(2,312,156)
From fund share transactions	8,764	1,902,415
Total increase (decrease)	259,974	(272,493)
Net assets
Beginning of period	10,241,064	10,513,557
End of period	$10,501,038	$10,241,064
18	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$7.96	$10.13	$10.50	$10.09	$10.43	$10.92
Net investment income[2]	0.02	0.05	0.07	0.12	0.17	0.21
Net realized and unrealized gain (loss) on investments	0.26	0.01	(0.08)	0.45	(0.27)	(0.10)
Total from investment operations	0.28	0.06	(0.01)	0.57	(0.10)	0.11
Less distributions
From net investment income	(0.08)	—	(0.36)	(0.16)	(0.23)	(0.32)
From net realized gain	—	(2.23)	—	—	(0.01)	(0.28)
Total distributions	(0.08)	(2.23)	(0.36)	(0.16)	(0.24)	(0.60)
Net asset value, end of period	$8.16	$7.96	$10.13	$10.50	$10.09	$10.43
Total return (%)[3,4]	3.19 [5]	1.23	(0.17)	5.74	(0.96)	1.07
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$32	$30	$31
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	2.82 [7]	2.57	1.89	1.71	1.77	1.66
Expenses including reductions[6]	1.71 [7]	1.70	1.70	1.70	1.70	1.66
Net investment income	0.48 [7]	0.63	0.62	1.22	1.67	1.93
Portfolio turnover (%)	197	173	171	73	55	62

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	19

CLASS I SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$8.03	$10.18	$10.52	$10.12	$10.46	$10.95
Net investment income[2]	0.03	0.08	0.05	0.16	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.28	— [3]	— [3]	0.43	(0.27)	(0.10)
Total from investment operations	0.31	0.08	0.05	0.59	(0.07)	0.14
Less distributions
From net investment income	(0.11)	—	(0.39)	(0.19)	(0.26)	(0.35)
From net realized gain	—	(2.23)	—	—	(0.01)	(0.28)
Total distributions	(0.11)	(2.23)	(0.39)	(0.19)	(0.27)	(0.63)
Net asset value, end of period	$8.23	$8.03	$10.18	$10.52	$10.12	$10.46
Total return (%)[4]	3.35 [5]	1.47	0.32	5.94	(0.63)	1.40
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$10	$10	$9
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	2.52 [7]	2.28	1.59	1.40	1.45	1.35
Expenses including reductions[6]	1.40 [7]	1.39	1.39	1.39	1.39	1.35
Net investment income	0.79 [7]	0.93	0.66	1.53	1.98	2.24
Portfolio turnover (%)	197	173	171	73	55	62

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
20	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$2,081,381	—	$2,081,381	—
Affiliated investment companies	287,873	$287,873	—	—
Unaffiliated investment companies	214,562	214,562	—	—
Purchased options	199,616	58,473	141,143	—
Short-term investments	7,280,696	188,595	7,092,101	—
Total investments in securities	$10,064,128	$749,503	$9,314,625	—
Derivatives:
Assets
Futures	$66,229	$66,229	—	—
Forward foreign currency contracts	315,187	—	$315,187	—
Liabilities
Futures	(57,465)	(57,465)	—	—
Forward foreign currency contracts	(207,168)	—	(207,168)	—
Written options	(147,913)	(52,738)	(95,175)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
22	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2020 were $1,113.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	23

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2019, the fund has a short-term capital loss carryforward of $39,601 and a long-term capital loss carryforward of $4,612 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC
24	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2020, the fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio. The fund held futures contracts with USD notional values ranging from $4.5 million to $17.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	25

the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $9.0 million to $50.8 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended January 31, 2020, the fund used purchased options contracts to manage against anticipated currency exchange rates, to gain exposure to foreign currency and as a substitute for securities purchased. The fund held purchased options contracts with market values ranging from $122,000 to $200,000, as measured at each quarter end.
During the six months ended January 31, 2020, the fund wrote option contracts to manage against anticipated currency exchange rates, to gain exposure to foreign currency and as a substitute for securities purchased. The fund held written option contracts with market values ranging from $28,000 to $148,000, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).
26	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended January 31, 2020, the fund used interest rate swap contracts to manage against anticipated interest rate changes and to gain exposure to certain securities markets.The fund held interest rate swaps with total USD notional amounts ranging up to $8.4 million, as measured at each quarter end. There were no open interest rate swap contracts as of January 31, 2020.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$60,188	$(26,926)
Equity	Receivable/payable for futures variation margin	Futures [1]	6,041	(30,539)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	315,187	(207,168)
Currency	Unaffiliated investments, at value[2]	Purchased options	125,177	—
Equity	Unaffiliated investments, at value[2]	Purchased options	74,439	—
Currency	Written options, at value	Written options	—	(95,175)
Equity	Written options, at value	Written options	—	(52,738)
			$581,032	$(412,546)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	27

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$315,187	$(207,168)
Purchased options	125,177	—
Written options	—	(95,175)
Totals	$440,364	$(302,343)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Australia and New Zealand Banking Group Limited	$26,001	—	—	$26,001
Bank of America, N.A.	(1,366)	—	—	(1,366)
Bank of Montreal	(2,502)	—	—	(2,502)
Barclays Bank PLC	(1,257)	—	—	(1,257)
Citibank, N.A.	14,833	—	—	14,833
Goldman Sachs International	(6,779)	—	—	(6,779)
Goldman Sachs USA	63,494	—	—	63,494
HSBC Bank USA, N.A.	7,518	—	—	7,518
JPMorgan Chase Bank, N.A.	21,270	—	—	21,270
Morgan Stanley Capital Services LLC	(29,972)	—	—	(29,972)
Royal Bank of Canada	(208)	—	—	(208)
Standard Chartered Bank	15,161	—	—	15,161
State Street Bank and Trust Company	(14,633)	—	—	(14,633)
The Toronto-Dominion Bank	32,026	—	—	32,026
UBS AG	166	—	—	166
UBS Securities LLC	14,269	—	—	14,269
Totals	$138,021	—	—	$138,021
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$740	$104,542	—	$7,704	$(28,862)	$84,124
Currency	(127,565)	—	$227,333	52,278	—	152,046
Equity	(179,429)	25,487	—	52,003	—	(101,939)
Total	$(306,254)	$130,029	$227,333	$111,985	$(28,862)	$134,231
28	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	$7,866	$35,821	—	—	$43,687
Currency	(8,780)	—	$108,010	$(23,594)	75,636
Equity	(794)	(34,513)	—	(1,073)	(36,380)
Total	$(1,708)	$1,308	$108,010	$(24,667)	$82,943

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.00% of the first $500 million of the fund’s average daily net assets and (b) 0.95% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	29

The Advisor voluntarily agreed to reduce its management fee or, if necessary, make payments to Class A and Class I shares, in an amount equal to the amount by which the expenses of Class A and Class I shares exceed 1.70% and 1.39%, respectively, of average annual net assets (on an annualized basis). For purposes of this agreement, expenses mean all fund level and class specific operating expenses, excluding: (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), (f) short dividend expense and (g) overdraft expense. This agreement may be terminated at anytime by the Advisor upon notice to the fund.
For the six months ended January 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,090
Class I	29,962
Total	$58,052
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended January 31, 2020, no sales charges were assessed.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2020, there were no CDSCs received by the Distributor for Class A shares.
30	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,582	$3,081
Class I	—	3,260
Total	$7,582	$6,341
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2020 and for the year ended July 31, 2019 were as follows:
	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	6,500	$52,194	139,619	$1,082,050
Net increase	6,500	$52,194	139,619	$1,082,050
Class I shares
Sold	—	—	6,568	$51,574
Distributions reinvested	8,777	$71,008	157,706	1,230,106
Repurchased	(14,076)	(114,438)	(58,934)	(461,315)
Net increase (decrease)	(5,299)	$(43,430)	105,340	$820,365
Total net increase	1,201	$8,764	244,959	$1,902,415
Affiliates of the fund owned 100% of shares of Class A and Class I on January 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,530,304 and $3,130,215, respectively, for the six months ended January 31, 2020.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Strategies Fund	31

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At January 31, 2020, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	29,137	$284,081	$10,858	$(4,694)	$98	$(2,470)	$10,821	—	$287,873
32	JOHN HANCOCK Diversified Strategies Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Christopher Fellingham
Andrew Graham
Mark Holden, CFA
Nathan Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED STRATEGIES FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

392SA 1/20 3/2020

John Hancock

Multi-Asset Absolute Return Fund

(formerly John Hancock Global Absolute Return Strategies Fund)

Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R6, and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered positive returns during the 6 months ended January 31, 2020. Stocks were particularly strong in the United States, where they delivered positive returns across most economic sectors. Investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets. In today's environment of low inflation and declining interest rates, bonds have also fared well, with U.S. corporate bonds delivering positive returns.

After a strong period of positive returns—in a historically long bull market—investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
24	Financial statements
28	Financial highlights
34	Notes to financial statements
49	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

The blended index is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate Bond USD Hedged Index.

The MSCI All Country World Index tracks the performance of publicly traded large- and mid-cap stocks of companies in 23 developed markets and 23 emerging markets.

The Bloomberg Barclays Global Aggregate Bond Index UDF Hedged measures global investment grade debt from twenty-four local currency markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 1/31/2020 (%)

COUNTRY COMPOSITION AS OF 1/31/2020 (%)

United States	53.9
France	7.5
Japan	4.8
Denmark	4.7
Germany	3.7
Canada	3.5
United Kingdom	3.2
China	3.0
Ireland	2.1
South Korea	2.0
Other countries	11.6
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       3

PORTFOLIO ALLOCATION AS OF 1/31/2020 (%)

Common stocks	73.2
Health care	15.5
Information technology	14.8
Consumer staples	9.1
Communication services	8.9
Financials	6.6
Consumer discretionary	6.3
Industrials	6.0
Utilities	2.8
Real estate	1.5
Energy	0.9
Materials	0.8
Corporate bonds	11.0
U.S. Government	10.0
Preferred securities	0.1
Other assets and liabilities, net	5.7
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JANUARY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	1.43	-0.40	1.92	-3.00	-2.00	16.70
Class C2	5.13	-0.06	1.90	0.83	-0.31	16.53
Class I3	7.14	0.96	2.91	2.32	4.87	26.25
Class R2[2,3]	6.74	0.53	2.41	2.16	2.66	21.33
Class R6[2,3]	7.24	1.06	2.98	2.33	5.41	26.92
Class NAV[3]	7.24	1.06	3.01	2.33	5.41	27.24
Index 1†	2.15	1.05	0.66	0.93	5.36	5.52
Index 2†	11.27	5.18	6.17	4.46	28.75	62.52
Index 3†	2.80	1.47	1.12	1.22	7.58	9.44

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.46	2.16	1.16	1.55	1.05	1.04
Net (%)	1.45	2.15	1.15	1.54	1.04	1.03

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is The ICE Bank of America 0-3 Month U.S. Treasury Bill Index; Index 2 is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate Bond USD Hedged Index; Index 3 is The ICE Bank of America U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset Absolute Return Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes and a blended index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C2,4	12-19-11	11,653	11,653	10,552	16,252	10,944
Class I3	12-19-11	12,625	12,625	10,552	16,252	10,944
Class R2[2,3]	12-19-11	12,133	12,133	10,552	16,252	10,944
Class R6[2,3]	12-19-11	12,692	12,692	10,552	16,252	10,944
Class NAV[3]	12-19-11	12,724	12,724	10,552	16,252	10,944

Prior to August 28, 2019, the fund's primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund's primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index.

The ICE Bank of America 0-3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate Bond USD Hedged Index.

The MSCI All Country World Index tracks the performance of publicly traded large- and mid-cap stocks of companies in 23 developed markets and 23 emerging markets.

The Bloomberg Barclays Global Aggregate Bond USD Hedged Index measures global investment grade debt from twenty-four local currency markets.

The ICE Bank of America U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index tracks the average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. dollars with a constant maturity of 6 months.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-19-11.
2	Class C shares were first offered on 8-1-12; Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares (first offered on 12-19-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2019, with the same investment held until January 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2019	Ending value on 1-31-2020	Expenses paid during period ended 1-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.10	$ 7.87	1.55%
	Hypothetical example	1,000.00	1,017.30	7.86	1.55%
Class C	Actual expenses/actual returns	1,000.00	1,017.00	11.41	2.25%
	Hypothetical example	1,000.00	1,013.80	11.39	2.25%
Class I	Actual expenses/actual returns	1,000.00	1,023.20	6.36	1.25%
	Hypothetical example	1,000.00	1,018.90	6.34	1.25%
Class R2	Actual expenses/actual returns	1,000.00	1,021.60	8.13	1.60%
	Hypothetical example	1,000.00	1,017.10	8.11	1.60%
Class R6	Actual expenses/actual returns	1,000.00	1,023.30	5.85	1.15%
	Hypothetical example	1,000.00	1,019.40	5.84	1.15%
Class NAV	Actual expenses/actual returns	1,000.00	1,023.30	5.75	1.13%
	Hypothetical example	1,000.00	1,019.50	5.74	1.13%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-20 (unaudited)
	Shares	Value
Common stocks 73.2%		$402,311,918
(Cost $380,909,783)
Australia 0.2%		1,268,601
Ansell, Ltd.	9,606	203,044
Flight Centre Travel Group, Ltd.	20,206	526,276
JB Hi-Fi, Ltd.	16,558	435,442
Sonic Healthcare, Ltd.	4,954	103,839
Brazil 0.1%		651,176
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,987	651,176
Canada 3.5%		19,266,599
Allied Properties Real Estate Investment Trust	9,700	404,741
Atco, Ltd., Class I	8,900	347,150
Badger Daylighting, Ltd.	2,200	57,402
CAE, Inc.	4,800	142,361
Canadian Utilities, Ltd., Class A	13,400	410,080
Canadian Western Bank	22,200	548,877
Cominar Real Estate Investment Trust	16,100	177,253
Empire Company, Ltd., Class A	5,300	122,948
IGM Financial, Inc.	12,900	373,041
Laurentian Bank of Canada	10,000	324,543
Metro, Inc.	17,500	713,409
National Bank of Canada	48,800	2,707,710
Open Text Corp.	13,900	625,574
Power Corp. of Canada	31,800	793,438
Power Financial Corp.	23,500	609,963
Royal Bank of Canada	34,700	2,742,123
TC Energy Corp.	44,200	2,423,752
TELUS Corp.	46,000	1,843,963
The Bank of Nova Scotia	67,600	3,692,102
The North West Company, Inc.	9,900	206,169
China 3.0%		16,466,446
China Communications Construction Company, Ltd., H Shares	1,553,000	1,097,493
China Construction Bank Corp., H Shares	2,857,000	2,164,282
China Longyuan Power Group Corp., Ltd., H Shares	268,000	158,459
China Petroleum & Chemical Corp., H Shares	1,904,000	1,002,687
China Railway Construction Corp., Ltd., H Shares	1,040,500	1,015,257
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	188,180	368,530
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	124,579	640,813
China Telecom Corp., Ltd., H Shares	4,100,000	1,595,254
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

	Shares	Value
China (continued)
ENN Energy Holdings, Ltd.	55,700	$647,507
Henan Shuanghui Investment & Development Company, Ltd., Class A	69,500	285,029
Hengan International Group Company, Ltd.	172,000	1,252,873
Huadong Medicine Company, Ltd., Class A	202,141	595,617
Industrial & Commercial Bank of China, Ltd., H Shares	4,549,000	3,019,505
Ping An Insurance Group Company of China, Ltd., H Shares	56,500	638,894
Shanghai International Port Group Company, Ltd., Class A	483,899	355,213
Sinopharm Group Company, Ltd., H Shares	460,400	1,498,109
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	36,519
Tong Ren Tang Technologies Company, Ltd., H Shares	102,000	94,405
Denmark 0.8%		4,212,930
Novo Nordisk A/S, B Shares	69,210	4,212,930
France 3.5%		19,101,355
Air Liquide SA	13,041	1,885,598
CNP Assurances	20,534	369,619
Danone SA	63,423	5,075,407
IPSOS	7,543	244,395
Rubis SCA	12,793	790,195
Sanofi	45,516	4,389,504
Sopra Steria Group	1,278	204,025
Vinci SA	55,444	6,142,612
Germany 2.1%		11,555,234
Bayer AG	63,305	5,080,594
Bertrandt AG	1,851	107,153
Fraport AG Frankfurt Airport Services Worldwide	4,063	302,195
Fresenius Medical Care AG & Company KGaA	8,217	631,766
Fresenius SE & Company KGaA	20,053	1,023,917
Henkel AG & Company KGaA	6,511	599,897
Muenchener Rueckversicherungs-Gesellschaft AG	3,346	986,539
Siemens AG	19,222	2,370,814
Software AG	13,569	452,359
Hong Kong 1.5%		8,148,250
China Everbright International, Ltd.	317,000	224,840
China Metal Recycling Holdings, Ltd. (B)(C)	1,799,400	0
China Mobile, Ltd.	303,000	2,490,556
China Overseas Land & Investment, Ltd.	502,000	1,613,643
China Resources Land, Ltd.	208,000	865,264
CK Infrastructure Holdings, Ltd.	119,500	833,729
Power Assets Holdings, Ltd.	75,000	541,456
Techtronic Industries Company, Ltd.	155,000	1,236,760
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings, Ltd.	123,000	$342,002
India 0.8%		4,531,797
Axis Bank, Ltd., GDR	19,456	994,392
Infosys, Ltd., ADR	319,217	3,498,618
Wipro, Ltd., ADR	10,685	38,787
Indonesia 0.5%		2,610,316
Astra International Tbk PT	299,600	138,307
Bank Rakyat Indonesia Persero Tbk PT	2,830,200	920,112
Telekomunikasi Indonesia Persero Tbk PT	5,594,900	1,551,897
Ireland 2.1%		11,599,369
Accenture PLC, Class A	21,034	4,316,387
Glanbia PLC	24,296	283,047
Medtronic PLC	60,637	6,999,935
Israel 1.3%		7,189,299
Check Point Software Technologies, Ltd. (C)	62,893	7,189,299
Italy 0.4%		2,044,456
Hera SpA	104,991	477,543
Snam SpA	292,352	1,566,913
Japan 4.8%		26,164,373
ABC-Mart, Inc.	6,700	429,844
Aeon Delight Company, Ltd.	4,200	144,110
Aica Kogyo Company, Ltd.	9,700	302,797
Air Water, Inc.	33,000	453,259
BML, Inc.	7,500	212,395
Cosmos Pharmaceutical Corp.	900	197,659
Daicel Corp.	25,400	240,444
Daiichikosho Company, Ltd.	3,200	155,448
Denka Company, Ltd.	14,300	386,308
East Japan Railway Company	12,200	1,074,230
Electric Power Development Company, Ltd.	27,200	613,395
Fuyo General Lease Company, Ltd.	2,300	143,460
Hankyu Hanshin Holdings, Inc.	13,400	543,667
Hitachi Transport System, Ltd.	8,300	238,275
Hoya Corp.	18,100	1,732,268
Itochu Techno-Solutions Corp.	15,000	441,732
Izumi Company, Ltd.	10,500	330,954
Kamigumi Company, Ltd.	13,400	286,326
KDDI Corp.	169,100	5,110,046
Keisei Electric Railway Company, Ltd.	19,900	719,923
Kuraray Company, Ltd.	32,600	391,868
Kureha Corp.	3,600	201,929
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Shares	Value
Japan (continued)
Maeda Road Construction Company, Ltd.	9,700	$327,860
NEC Networks & System Integration Corp.	2,300	85,966
Nippon Express Company, Ltd.	7,700	401,240
Nippon Telegraph & Telephone Corp.	180,800	4,609,865
Nippon Television Holdings, Inc.	22,500	303,987
Otsuka Corp.	1,900	74,090
Sawai Pharmaceutical Company, Ltd.	6,500	422,406
Sekisui Chemical Company, Ltd.	18,300	304,794
Seven & i Holdings Company, Ltd.	59,000	2,262,257
Stanley Electric Company, Ltd.	14,400	370,873
Taikisha, Ltd.	3,200	109,423
Takeda Pharmaceutical Company, Ltd.	35,600	1,367,161
The Chugoku Electric Power Company, Inc.	10,500	138,581
Tokyo Century Corp.	8,600	437,478
USS Company, Ltd.	6,600	119,788
Valor Holdings Company, Ltd.	13,900	242,914
Yaoko Company, Ltd.	4,600	235,353
Malaysia 0.2%		1,255,400
Tenaga Nasional BHD	414,700	1,255,400
Mexico 0.2%		881,287
Grupo Financiero Banorte SAB de CV, Series O	143,000	881,287
Netherlands 0.0%		197,108
Eurocommercial Properties NV	7,882	197,108
Peru 0.5%		2,700,827
Credicorp, Ltd.	13,074	2,700,827
Philippines 0.0%		154,954
PLDT, Inc.	7,965	154,954
Singapore 0.3%		1,414,180
Ascendas Real Estate Investment Trust	322,101	741,648
CapitaLand Mall Trust	108,200	198,930
ComfortDelGro Corp., Ltd.	299,400	473,602
South Africa 0.6%		3,431,352
Absa Group, Ltd.	64,389	585,953
Aspen Pharmacare Holdings, Ltd. (C)	45,207	347,980
Netcare, Ltd.	200,150	266,638
Remgro, Ltd.	24,892	300,769
Sanlam, Ltd.	70,884	347,089
Shoprite Holdings, Ltd.	22,524	174,822
Standard Bank Group, Ltd.	76,452	797,453
The Foschini Group, Ltd.	60,391	553,118
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Vodacom Group, Ltd.	7,401	$57,530
South Korea 2.0%		10,977,268
Hyundai Glovis Company, Ltd.	5,312	651,565
Hyundai Mobis Company, Ltd.	8,027	1,534,952
KT&G Corp.	20,654	1,641,243
Samsung Electronics Company, Ltd.	88,247	4,088,750
Samsung Fire & Marine Insurance Company, Ltd.	1,189	209,342
SK Telecom Company, Ltd.	12,392	2,373,873
SK Telecom Company, Ltd., ADR	22,515	477,543
Spain 0.3%		1,883,522
Industria de Diseno Textil SA	54,364	1,828,108
Prosegur Cia de Seguridad SA	14,052	55,414
Sweden 0.1%		595,881
Castellum AB	6,827	167,715
Intrum AB	15,454	428,166
Switzerland 1.7%		9,145,932
Chubb, Ltd.	19,856	3,017,913
Helvetia Holding AG	2,404	345,590
Nestle SA	15,521	1,711,853
Roche Holding AG	12,134	4,070,576
Taiwan 0.7%		3,972,298
Delta Electronics, Inc.	93,000	434,523
Taiwan Semiconductor Manufacturing Company, Ltd.	343,000	3,537,775
Thailand 0.2%		883,171
Bangkok Bank PCL	192,500	883,171
Turkey 0.4%		2,241,213
Akbank T.A.S. (C)	396,098	546,623
Haci Omer Sabanci Holding AS	502,579	817,097
KOC Holding AS	36,940	120,226
Turkcell Iletisim Hizmetleri AS	321,883	757,267
United Arab Emirates 0.0%		207,189
First Abu Dhabi Bank PJSC	49,382	207,189
United Kingdom 3.2%		17,772,742
British American Tobacco PLC	104,664	4,615,145
Britvic PLC	46,748	570,391
Euromoney Institutional Investor PLC	7,447	120,426
Greggs PLC	7,379	219,279
Halfords Group PLC	39,883	86,125
IG Group Holdings PLC	20,902	183,019
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	88,408	$2,266,975
Informa PLC	51,968	530,852
Meggitt PLC	71,933	639,921
Moneysupermarket.com Group PLC	135,255	580,588
Reckitt Benckiser Group PLC	21,876	1,810,748
Rightmove PLC	147,574	1,278,955
Spectris PLC	5,193	180,820
Unilever PLC	44,369	2,646,668
WH Smith PLC	11,919	375,480
WPP PLC	134,101	1,667,350
United States 38.2%		209,787,393
3M Company	10,342	1,640,862
Alphabet, Inc., Class A (C)	3,673	5,262,601
American Financial Group, Inc.	4,996	543,515
Amgen, Inc.	29,105	6,288,135
Anthem, Inc.	14,331	3,801,728
Archer-Daniels-Midland Company	47,225	2,113,791
AT&T, Inc.	214,383	8,065,082
Automatic Data Processing, Inc.	25,514	4,372,844
AutoZone, Inc. (C)	3,478	3,679,585
Bristol-Myers Squibb Company	75,113	4,728,363
Cadence Design Systems, Inc. (C)	31,807	2,293,603
Cerner Corp.	11,114	798,319
Cigna Corp.	38,257	7,359,882
Cinemark Holdings, Inc.	4,643	146,301
Cisco Systems, Inc.	178,188	8,191,302
Citrix Systems, Inc.	15,807	1,916,125
Cognizant Technology Solutions Corp., Class A	105,187	6,456,378
Colgate-Palmolive Company	22,970	1,694,727
Comcast Corp., Class A	181,504	7,839,158
Crane Company	2,670	228,178
CVS Health Corp.	74,649	5,062,695
Deluxe Corp.	9,690	467,058
eBay, Inc.	130,399	4,376,190
EnerSys	6,043	434,854
Eversource Energy	19,303	1,784,369
Expeditors International of Washington, Inc.	35,289	2,577,509
Exxon Mobil Corp.	27,728	1,722,463
F5 Networks, Inc. (C)	15,851	1,935,724
Fastenal Company	45,351	1,581,843
FedEx Corp.	7,483	1,082,341
Forward Air Corp.	2,163	141,568
Henry Schein, Inc. (C)	26,133	1,801,609
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hibbett Sports, Inc. (C)	12,813	$317,506
HNI Corp.	2,762	99,349
Hubbell, Inc.	3,320	475,524
IBM Corp.	38,847	5,583,479
ICF International, Inc.	1,218	106,685
Insperity, Inc.	17,843	1,558,943
Intuit, Inc.	4,998	1,401,339
John Wiley & Sons, Inc., Class A	3,926	171,252
Johnson & Johnson	62,108	9,246,018
Kellogg Company	22,609	1,542,160
Laboratory Corp. of America Holdings (C)	1,545	270,993
Mastercard, Inc., Class A	8,694	2,746,782
Matthews International Corp., Class A	8,141	303,822
McKesson Corp.	17,465	2,490,684
Merck & Company, Inc.	30,274	2,586,611
Meredith Corp.	1,878	56,434
Microsoft Corp.	17,072	2,906,167
Monmouth Real Estate Investment Corp.	9,326	136,439
Monster Beverage Corp. (C)	55,011	3,663,733
National Fuel Gas Company	7,007	302,632
NIKE, Inc., Class B	26,651	2,566,491
Oracle Corp.	129,089	6,770,718
Paychex, Inc.	25,728	2,206,691
PepsiCo, Inc.	11,994	1,703,388
Pfizer, Inc.	92,558	3,446,860
Philip Morris International, Inc.	21,170	1,750,759
Prosperity Bancshares, Inc.	5,795	406,809
Public Service Enterprise Group, Inc.	24,744	1,464,845
Regal Beloit Corp.	1,761	138,168
Reinsurance Group of America, Inc.	2,733	393,689
Ross Stores, Inc.	18,940	2,124,879
ScanSource, Inc. (C)	6,331	220,889
Signature Bank	5,666	803,949
Silgan Holdings, Inc.	22,957	708,453
Simon Property Group, Inc.	26,492	3,527,410
Sonoco Products Company	3,009	171,934
Starbucks Corp.	55,774	4,731,308
Target Corp.	35,892	3,974,680
Texas Roadhouse, Inc.	31,613	1,975,813
The Coca-Cola Company	30,150	1,760,760
The Estee Lauder Companies, Inc., Class A	10,942	2,135,441
The Hanover Insurance Group, Inc.	4,325	599,359
The Hershey Company	10,638	1,650,698
The Procter & Gamble Company	13,304	1,657,944
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

	Shares	Value
United States (continued)
The TJX Companies, Inc.	35,493	$2,095,507
The Toro Company	31,766	2,541,915
USANA Health Sciences, Inc. (C)	2,867	176,894
Verizon Communications, Inc.	37,410	2,223,650
Visa, Inc., Class A	14,616	2,908,146
VMware, Inc., Class A (C)	16,226	2,402,422
Walgreens Boots Alliance, Inc.	28,081	1,427,919
Walmart, Inc.	13,981	1,600,685
WEC Energy Group, Inc.	17,309	1,728,996
Wolverine World Wide, Inc.	13,652	430,994
Woodward, Inc.	1,181	137,362
Xcel Energy, Inc.	25,368	1,755,212
Xilinx, Inc.	43,196	3,649,198

Zimmer Biomet Holdings, Inc.	23,403	3,461,304
Preferred securities 0.1%		$367,100
(Cost $377,062)
Brazil 0.1%		367,100
Banco Bradesco SA	47,800	367,100

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.0%					$54,869,633
(Cost $53,863,427)
United States 10.0%					54,869,633
U.S. Treasury
Note	1.750	11-15-29		2,739,900	2,799,621
Note	2.000	02-15-25		2,081,400	2,148,476
Note	2.000	11-15-26		6,820,200	7,075,158
Note	2.250	11-15-25		5,106,900	5,353,667
Note	2.250	02-15-27		6,256,400	6,601,724
Note	2.250	08-15-27		3,891,800	4,117,403
Note	2.375	05-15-29		6,786,700	7,300,740
Note	2.625	02-15-29		1,009,300	1,105,854
Note	2.750	02-15-28		9,954,500	10,930,508
Note	2.875	05-15-28		1,994,800	2,213,449

Note	3.125	11-15-28		4,602,900	5,223,033
Corporate bonds 11.0%					$60,611,718
(Cost $60,908,442)
Australia 0.3%					1,815,775
Westpac Banking Corp.	0.500	05-17-24	EUR	800,000	914,519
Westpac Banking Corp.	0.750	07-22-21	EUR	800,000	901,256
Austria 0.1%					595,418
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	595,418
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Belgium 0.1%					$363,905
Belfius Bank SA	1.000	06-12-28	EUR	300,000	363,905
Denmark 3.9%					21,644,964
Nykredit Realkredit A/S	1.000	04-01-21	DKK	18,000,000	2,717,876
Nykredit Realkredit A/S	1.000	10-01-50	DKK	4,500,000	667,864
Nykredit Realkredit A/S	2.000	10-01-50	DKK	19,643,551	3,030,539
Nykredit Realkredit A/S	2.500	10-01-47	DKK	6,878,686	1,070,663
Nykredit Realkredit A/S	3.000	10-01-47	DKK	5,472,698	871,316
Realkredit Danmark A/S	1.000	04-01-21	DKK	42,000,000	6,341,694
Realkredit Danmark A/S	1.000	04-01-22	DKK	24,500,000	3,750,624
Realkredit Danmark A/S	1.000	04-01-24	DKK	7,000,000	1,097,505
Realkredit Danmark A/S	1.000	10-01-50	DKK	7,925,245	1,175,043
Realkredit Danmark A/S	2.000	10-01-50	DKK	5,980,994	921,840
France 4.0%					22,140,436
AXA Bank Europe SCF	0.375	03-23-23	EUR	700,000	793,880
AXA Bank Europe SCF	0.500	04-18-25	EUR	500,000	576,723
AXA Bank Europe SCF	1.375	04-18-33	EUR	1,100,000	1,412,278
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	674,965
BPCE SFH SA	0.375	02-10-23	EUR	2,100,000	2,382,713
BPCE SFH SA	0.625	05-29-31	EUR	1,100,000	1,300,032
BPCE SFH SA	1.000	06-08-29	EUR	1,000,000	1,221,704
BPCE SFH SA	3.750	09-13-21	EUR	1,600,000	1,893,489
Cie de Financement Foncier SA	0.625	02-10-23	EUR	800,000	913,784
Cie de Financement Foncier SA	0.875	09-11-28	EUR	1,000,000	1,204,406
Cie de Financement Foncier SA	2.000	05-07-24	EUR	2,700,000	3,292,937
Cie de Financement Foncier SA	3.500	11-05-20	EUR	1,500,000	1,712,095
Cie de Financement Foncier SA	4.375	04-15-21	EUR	300,000	351,734
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	692,680
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,100,000	1,337,208
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,379,808
Germany 1.6%					8,571,881
Berlin Hyp AG	0.000	10-10-22	EUR	900,000	1,008,614
DZ HYP AG	0.500	06-16-26	EUR	2,200,000	2,561,265
DZ HYP AG	0.875	04-17-34	EUR	500,000	612,651
Landesbank Hessen-Thueringen Girozentrale	0.000	11-23-20	EUR	700,000	778,828
Landesbank Hessen-Thueringen Girozentrale	0.000	07-03-24	EUR	1,900,000	2,137,987
Muenchener Hypothekenbank eG	1.375	04-16-21	EUR	1,300,000	1,472,536
Netherlands 0.3%					1,768,135
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	500,000	601,575
de Volksbank NV	0.500	01-30-26	EUR	800,000	926,267
de Volksbank NV	0.750	10-24-31	EUR	100,000	119,839
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

	Rate (%)	Maturity date		Par value^	Value
Netherlands (continued)
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	$120,454
New Zealand 0.2%					798,696
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	798,696
Norway 0.5%					2,912,508
DNB Boligkreditt AS	0.375	11-14-23	EUR	1,000,000	1,138,548
Eika Boligkreditt AS	0.875	02-01-29	EUR	800,000	958,683
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	700,000	815,277

Total investments (Cost $496,058,714) 94.3%	$518,160,369
Other assets and liabilities, net 5.7%	31,391,050
Total net assets 100.0%	$549,551,419

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing security.
18	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	99	Long	Mar 2020	$12,737,088	$13,041,703	$304,615
Euro-Bund Futures	3	Long	Mar 2020	569,576	582,918	13,342
ASX SPI 200 Index Futures	58	Short	Mar 2020	(6,610,567)	(6,634,234)	(23,667)
Canadian 10-Year Bond Futures	139	Short	Mar 2020	(14,628,293)	(14,926,167)	(297,874)
Euro STOXX 50 Index Futures	521	Short	Mar 2020	(21,670,022)	(20,899,631)	770,391
Euro-BOBL Futures	338	Short	Mar 2020	(50,248,724)	(50,598,600)	(349,876)
FTSE 100 Index Futures	117	Short	Mar 2020	(11,371,041)	(11,114,606)	256,435
Mini MSCI Emerging Markets Index Futures	402	Short	Mar 2020	(21,987,045)	(21,105,000)	882,045
Nikkei 225 Mini Index Futures	622	Short	Mar 2020	(13,440,918)	(13,013,465)	427,453
S&P 500 E-Mini Index Futures	624	Short	Mar 2020	(99,921,396)	(100,542,000)	(620,604)
						$1,362,260
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,561,000	JPY	261,898,018	GSI	3/4/2020	—	$(35,673)
AUD	2,164,000	SEK	14,021,582	JPM	3/4/2020	—	(9,113)
AUD	1,073,030	USD	735,627	BOA	3/3/2020	—	(16,989)
AUD	132,669	USD	91,472	BNP	3/3/2020	—	(2,620)
AUD	999,459	USD	691,974	JPM	3/3/2020	—	(22,609)
AUD	704,000	USD	481,550	BOA	3/4/2020	—	(10,053)
CAD	239,000	CHF	177,224	GSI	3/4/2020	—	(3,763)
CAD	875,361	GBP	497,000	BNP	3/4/2020	$4,638	—
CAD	453,000	JPY	37,715,154	BNP	3/4/2020	—	(6,301)
CAD	1,419,000	JPY	117,860,196	JPM	3/4/2020	—	(17,143)
CAD	957,000	NOK	6,557,998	JPM	3/4/2020	10,048	—
CAD	284,000	USD	216,818	BOA	3/3/2020	—	(2,228)
CAD	1,436,000	USD	1,102,145	JPM	3/3/2020	—	(17,107)
CAD	1,003,135	USD	768,000	JPM	3/4/2020	—	(10,035)
CHF	157,000	USD	161,099	BOA	3/3/2020	2,203	—
CHF	359,000	USD	369,524	GSI	3/3/2020	3,887	—
CHF	408,000	USD	421,727	JPM	3/3/2020	2,651	—
CHF	3,186,594	USD	3,256,970	BNP	3/4/2020	57,759	—
CHF	3,842,899	USD	3,912,339	GSI	3/4/2020	85,085	—
CHF	7,426,434	USD	7,580,710	JPM	3/4/2020	144,345	—
DKK	2,390,000	USD	356,640	BOA	3/3/2020	—	(1,275)
DKK	29,250,000	USD	4,368,808	GSI	3/3/2020	—	(19,673)
EUR	413,000	CAD	600,145	BOA	3/4/2020	5,359	—
EUR	6,273,000	GBP	5,334,354	GSI	3/4/2020	—	(80,268)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	283,000	JPY	34,546,973	BNP	3/4/2020	—	$(4,902)
EUR	470,000	JPY	57,129,797	GSI	3/4/2020	—	(5,877)
EUR	562,000	JPY	68,151,554	JPM	3/4/2020	—	(5,538)
EUR	23,197,620	USD	26,068,716	BOA	2/4/2020	—	(341,321)
EUR	349,000	USD	388,736	JPM	2/4/2020	—	(1,676)
EUR	4,444,715	USD	4,958,872	BOA	3/3/2020	—	(21,269)
EUR	426,626	USD	475,216	BNP	3/3/2020	—	(1,280)
EUR	738,550	USD	826,699	GSI	3/3/2020	—	(6,249)
EUR	4,484,704	USD	4,981,184	JPM	3/3/2020	$844	—
EUR	14,368,000	USD	15,953,701	BOA	3/4/2020	8,558	—
EUR	3,622,000	USD	4,035,153	BNP	3/4/2020	—	(11,260)
EUR	6,589,000	USD	7,337,077	GSI	3/4/2020	—	(16,968)
EUR	1,621,000	USD	1,822,834	JPM	3/4/2020	—	(21,969)
EUR	2,678,000	USD	2,969,283	BOA	4/17/2020	14,260	—
EUR	757,000	USD	844,842	BNP	4/17/2020	—	(1,473)
EUR	19,870,620	USD	22,033,376	GSI	5/4/2020	125,602	—
GBP	1,085,000	AUD	2,050,597	JPM	3/4/2020	60,453	—
GBP	1,194,340	EUR	1,399,000	BNP	3/4/2020	24,081	—
GBP	598,430	USD	784,327	BOA	3/3/2020	6,474	—
GBP	345,000	USD	451,148	BNP	3/3/2020	4,755	—
GBP	4,056,177	USD	5,314,141	GSI	3/3/2020	45,930	—
GBP	172,715	USD	226,354	JPM	3/3/2020	1,882	—
GBP	43,681	USD	57,702	BOA	3/4/2020	22	—
GBP	5,845,683	USD	7,701,644	BNP	3/4/2020	23,387	—
HKD	276,000	USD	35,486	BOA	3/3/2020	34	—
HKD	1,368,000	USD	175,676	BNP	3/3/2020	376	—
HKD	626,000	USD	79,928	GSI	3/3/2020	634	—
HKD	1,400,000	USD	180,103	JPM	3/3/2020	67	—
JPY	549,862,290	AUD	7,296,000	JPM	3/4/2020	195,731	—
JPY	5,758,356,192	EUR	47,699,433	BNP	3/4/2020	230,046	—
JPY	44,194,106	EUR	362,000	JPM	3/4/2020	6,301	—
JPY	81,855,655	GBP	575,000	JPM	3/4/2020	—	(3,300)
JPY	89,202,922	NZD	1,260,000	BNP	3/4/2020	9,723	—
JPY	38,941,939	NZD	534,000	JPM	3/4/2020	14,628	—
JPY	8,665,000	USD	79,420	BOA	3/3/2020	663	—
JPY	47,880,785	USD	441,361	BNP	3/3/2020	1,159	—
JPY	38,768,000	USD	355,678	GSI	3/3/2020	2,621	—
JPY	604,125,000	USD	5,552,668	JPM	3/3/2020	30,731	—
JPY	3,020,966,449	USD	27,949,914	BOA	3/4/2020	—	(28,342)
JPY	3,020,966,450	USD	27,926,082	BNP	3/4/2020	—	(4,509)
JPY	901,331,912	USD	8,258,000	GSI	3/4/2020	72,647	—
JPY	740,166,536	USD	6,800,000	JPM	3/4/2020	41,060	—
NOK	13,499,762	GBP	1,160,000	JPM	3/4/2020	—	(65,090)
20	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	17,018,569	JPY	202,518,000	GSI	3/4/2020	—	$(21,347)
NOK	14,688,322	NZD	2,491,000	GSI	3/4/2020	—	(13,660)
NZD	1,388,308	CAD	1,194,000	BOA	3/4/2020	—	(4,471)
SEK	2,885,402	CHF	302,000	GSI	3/4/2020	—	(14,024)
SEK	3,687,167	CHF	383,000	JPM	3/4/2020	—	(14,886)
SEK	5,561,860	EUR	533,000	BOA	3/4/2020	—	(13,634)
SEK	13,788,483	GBP	1,105,000	GSI	3/4/2020	—	(26,065)
SEK	5,021,825	JPY	58,418,000	GSI	3/4/2020	—	(17,598)
SEK	20,382,331	NOK	19,187,000	BOA	3/4/2020	$33,812	—
SEK	31,828,314	NZD	5,081,000	BNP	3/4/2020	25,080	—
SEK	123,000	USD	12,966	BNP	3/3/2020	—	(173)
SEK	939,000	USD	100,584	GSI	3/3/2020	—	(2,920)
SEK	120,000	USD	12,774	JPM	3/3/2020	—	(293)
SEK	214,246,335	USD	22,757,154	BOA	3/4/2020	—	(472,694)
SGD	46,000	USD	34,043	BOA	3/3/2020	—	(332)
USD	868,869	AUD	1,263,843	BOA	3/3/2020	22,437	—
USD	2,097,185	AUD	3,086,831	BNP	3/3/2020	29,847	—
USD	243,350	AUD	355,259	GSI	3/3/2020	5,423	—
USD	219,448	AUD	319,735	JPM	3/3/2020	5,313	—
USD	24,800,670	AUD	36,230,415	BNP	3/4/2020	535,705	—
USD	599,306	CAD	789,000	BOA	3/3/2020	3,140	—
USD	20,825,959	CAD	27,650,028	BNP	3/3/2020	—	(66,332)
USD	277,669	CAD	364,000	JPM	3/3/2020	2,631	—
USD	917,000	CAD	1,193,043	BOA	3/4/2020	15,541	—
USD	32,214,766	CAD	42,536,227	BNP	3/4/2020	74,549	—
USD	357,233	CHF	347,000	BOA	3/3/2020	—	(3,696)
USD	6,712,422	CHF	6,658,854	GSI	3/3/2020	—	(213,727)
USD	161,698	CHF	156,000	JPM	3/3/2020	—	(564)
USD	2,647,058	DKK	17,733,000	BOA	3/3/2020	10,367	—
USD	26,020,862	DKK	175,355,000	BNP	3/3/2020	—	(52,387)
USD	90,379	DKK	604,000	GSI	3/3/2020	571	—
USD	2,068,323	DKK	14,000,000	JPM	3/3/2020	—	(13,314)
USD	1,437,158	EUR	1,302,000	BOA	2/4/2020	—	(6,829)
USD	2,646,549	EUR	2,374,000	BNP	2/4/2020	13,657	—
USD	2,823,330	EUR	2,520,224	BOA	3/3/2020	23,630	—
USD	84,809,632	EUR	76,554,562	BNP	3/3/2020	—	(234,316)
USD	1,073,224	EUR	970,713	JPM	3/3/2020	—	(5,134)
USD	7,667,541	EUR	6,871,104	BOA	3/4/2020	34,026	—
USD	41,843,461	EUR	37,509,571	BNP	3/4/2020	171,867	—
USD	57,126,399	EUR	51,029,567	BOA	4/17/2020	274,688	—
USD	600,275	EUR	539,000	GSI	4/17/2020	—	(221)
USD	25,116,561	GBP	19,366,992	BOA	3/3/2020	—	(476,127)
USD	18,288	GBP	13,969	BNP	3/3/2020	—	(172)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	794,600	GBP	597,779	GSI	3/3/2020	$4,660	—
USD	297,483	GBP	225,931	JPM	3/3/2020	—	$(1,075)
USD	1,818,443	GBP	1,376,579	BOA	3/4/2020	—	(697)
USD	1,813,634	GBP	1,376,580	BNP	3/4/2020	—	(5,507)
USD	7,043,094	GBP	5,385,000	JPM	3/4/2020	—	(73,148)
USD	157,190	HKD	1,222,000	BOA	3/3/2020	—	(73)
USD	4,023,195	HKD	31,478,000	BNP	3/3/2020	—	(27,805)
USD	62,821	HKD	490,000	GSI	3/3/2020	—	(238)
USD	30,295,698	JPY	3,298,487,672	BOA	3/3/2020	—	(189,334)
USD	393,361	JPY	43,177,000	GSI	3/3/2020	—	(5,686)
USD	3,761,272	JPY	409,497,000	JPM	3/3/2020	—	(23,350)
USD	952,000	JPY	103,636,452	GSI	3/4/2020	—	(5,870)
USD	908,000	JPY	98,231,662	JPM	3/4/2020	84	—
USD	981,997	NOK	8,986,159	BOA	3/4/2020	4,923	—
USD	805,000	NOK	7,216,335	JPM	3/4/2020	20,361	—
USD	8,729,752	NZD	13,311,689	BOA	3/4/2020	122,120	—
USD	8,698,045	NZD	13,311,689	GSI	3/4/2020	90,413	—
USD	693,408	SEK	6,583,000	BOA	3/3/2020	8,720	—
USD	17,553	SEK	164,000	GSI	3/3/2020	495	—
USD	30,082	SEK	285,000	JPM	3/3/2020	439	—
USD	7,831,085	SEK	73,725,446	BOA	3/4/2020	162,661	—
USD	6,844,000	SEK	64,913,257	BNP	3/4/2020	92,160	—
USD	765,000	SEK	7,342,724	JPM	3/4/2020	1,259	—
USD	59,900	SGD	81,000	BOA	3/3/2020	540	—
USD	1,345,792	SGD	1,837,000	GSI	3/3/2020	—	(436)
USD	84,868	SGD	115,000	JPM	3/3/2020	591	—
USD	35,837	ZAR	532,208	BOA	3/3/2020	503	—
ZAR	39,000	USD	2,693	BOA	3/3/2020	—	(104)
ZAR	12,000	USD	804	GSI	3/3/2020	—	(7)
						$3,030,857	$(2,804,119)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CDX.NA.HY.33	275,220	USD	$ 275,220	5.000%	Quarterly	Dec 2024	$ (25,189)	$ 1,644	$ (23,545)
DB	iTraxx Europe Crossover Series 32 Version 1	442,000	EUR	490,202	5.000%	Quarterly	Dec 2024	(63,306)	(3,657)	(66,963)
JPM	iTraxx Europe Crossover Series 32 Version 1	442,000	EUR	490,202	5.000%	Quarterly	Dec 2024	(63,782)	(3,709)	(67,491)
				$1,255,624				$(152,277)	$(5,722)	$(157,999)
22	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BNP	BNP Paribas
BOA	Bank of America, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $500,308,965. Net unrealized appreciation aggregated to $19,282,403, of which $28,603,495 related to gross unrealized appreciation and $9,321,092 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $496,058,714)	$518,160,369
Unrealized appreciation on forward foreign currency contracts	3,030,857
Receivable for futures variation margin	2,795,767
Cash	9,271,023
Foreign currency, at value (Cost $6,036,475)	6,049,341
Collateral held at broker for futures contracts	10,041,546
Dividends and interest receivable	4,052,712
Receivable for fund shares sold	95,644
Receivable for investments sold	330,212
Other assets	143,146
Total assets	553,970,617
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,804,119
Swap contracts, at value (net unamortized upfront payment of $(152,277))	157,999
Payable for investments purchased	530,083
Payable for fund shares repurchased	620,304
Payable to affiliates
Accounting and legal services fees	2,338
Transfer agent fees	42,402
Distribution and service fees	228
Trustees' fees	5,657
Other liabilities and accrued expenses	256,068
Total liabilities	4,419,198
Net assets	$549,551,419
Net assets consist of
Paid-in capital	$1,093,542,551
Total distributable earnings (loss)	(543,991,132)
Net assets	$549,551,419

24	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($38,493,464 ÷ 4,198,385 shares)[1]	$9.17
Class C ($41,730,855 ÷ 4,661,632 shares)[1]	$8.95
Class I ($317,625,686 ÷ 34,205,482 shares)	$9.29
Class R2 ($554,402 ÷ 60,760 shares)	$9.12
Class R6 ($112,341,469 ÷ 12,048,160 shares)	$9.32
Class NAV ($38,805,543 ÷ 4,163,257 shares)	$9.32
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	25

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)

Investment income
Dividends	$4,664,992
Interest	1,883,853
Less foreign taxes withheld	(178,081)
Total investment income	6,370,764
Expenses
Investment management fees	3,209,380
Distribution and service fees	301,221
Accounting and legal services fees	59,508
Transfer agent fees	299,571
Trustees' fees	8,400
Custodian fees	109,630
State registration fees	42,822
Printing and postage	59,148
Professional fees	112,118
Other	76,159
Total expenses	4,277,957
Less expense reductions	(24,143)
Net expenses	4,253,814
Net investment income	2,116,950
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	44,070,929
Futures contracts	(28,213,759)
Forward foreign currency contracts	966,313
Written options	363,476
Swap contracts	8,109,968
25,296,927
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,619,609)
Futures contracts	6,439,491
Forward foreign currency contracts	(1,771,938)
Written options	(234,081)
Swap contracts	(8,562,192)
(13,748,329)
Net realized and unrealized gain	11,548,598
Increase in net assets from operations	$13,665,548
26	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$2,116,950	$43,813,084
Net realized gain	25,296,927	55,351,532
Change in net unrealized appreciation (depreciation)	(13,748,329)	(91,308,763)
Increase in net assets resulting from operations	13,665,548	7,855,853
Distributions to shareholders
From earnings
Class A	(7,249,302)	—
Class C	(7,396,250)	—
Class I	(74,709,636)	—
Class R2	(106,878)	—
Class R6	(22,147,213)	—
Class NAV	(4,683,945)	—
Total distributions	(116,293,224)	—
From fund share transactions	(168,320,641)	(2,996,015,289)
Total decrease	(270,948,317)	(2,988,159,436)
Net assets
Beginning of period	820,499,736	3,808,659,172
End of period	$549,551,419	$820,499,736
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

Financial highlights
CLASS A SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.54	$10.12	$10.30	$9.94	$11.27	$11.25
Net investment income[2]	0.02	0.20	0.14	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.17	0.22	(0.32)	0.30	(0.69)	0.53
Total from investment operations	0.19	0.42	(0.18)	0.36	(0.65)	0.56
Less distributions
From net investment income	(1.56)	—	—	—	(0.68)	(0.54)
Net asset value, end of period	$9.17	$10.54	$10.12	$10.30	$9.94	$11.27
Total return (%)[3,4]	2.11 [5]	4.15	(1.75)	3.62	(6.00)	5.15
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$51	$114	$194	$1,047	$1,080
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [6]	1.69	1.65	1.65	1.64	1.67
Expenses including reductions	1.55 [6]	1.69	1.64	1.64	1.63	1.66
Net investment income	0.39 [6]	2.02	1.35	0.57	0.34	0.23
Portfolio turnover (%)	145 [7]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.29	$9.95	$10.19	$9.91	$11.23	$11.21
Net investment income (loss)[2]	(0.01)	0.13	0.06	— [3]	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.15	0.21	(0.30)	0.28	(0.67)	0.53
Total from investment operations	0.14	0.34	(0.24)	0.28	(0.71)	0.48
Less distributions
From net investment income	(1.48)	—	—	—	(0.61)	(0.46)
Net asset value, end of period	$8.95	$10.29	$9.95	$10.19	$9.91	$11.23
Total return (%)[4,5]	1.70 [6]	3.42	(2.36)	2.83	(6.61)	4.43
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$52	$91	$162	$309	$293
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26 [7]	2.39	2.35	2.35	2.34	2.37
Expenses including reductions	2.25 [7]	2.39	2.34	2.34	2.33	2.36
Net investment income (loss)	(0.31) [7]	1.35	0.61	(0.05)	(0.35)	(0.45)
Portfolio turnover (%)	145 [8]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

CLASS I SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.67	$10.22	$10.36	$9.97	$11.30	$11.29
Net investment income[2]	0.04	0.22	0.17	0.10	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.17	0.23	(0.31)	0.29	(0.68)	0.53
Total from investment operations	0.21	0.45	(0.14)	0.39	(0.61)	0.59
Less distributions
From net investment income	(1.59)	—	—	—	(0.72)	(0.58)
Net asset value, end of period	$9.29	$10.67	$10.22	$10.36	$9.97	$11.30
Total return (%)[3]	2.32 [4]	4.40	(1.35)	3.91	(5.67)	5.38
Ratios and supplemental data
Net assets, end of period (in millions)	$318	$535	$2,413	$3,481	$5,316	$5,093
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26 [5]	1.41	1.35	1.33	1.32	1.36
Expenses including reductions	1.25 [5]	1.40	1.35	1.33	1.31	1.34
Net investment income	0.74 [5]	2.21	1.66	1.01	0.67	0.56
Portfolio turnover (%)	145 [6]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.49	$10.08	$10.27	$9.92	$11.25	$11.24
Net investment income (loss)[2]	0.02	0.20	0.12	0.08	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.16	0.21	(0.31)	0.27	(0.66)	0.53
Total from investment operations	0.18	0.41	(0.19)	0.35	(0.65)	0.52
Less distributions
From net investment income	(1.55)	—	—	—	(0.68)	(0.51)
Net asset value, end of period	$9.12	$10.49	$10.08	$10.27	$9.92	$11.25
Total return (%)[3]	2.16 [4]	4.07	(1.85)	3.53	(6.08)	4.75
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60 [5]	1.78	1.75	1.72	1.75	1.99
Expenses including reductions	1.60 [5]	1.77	1.74	1.71	1.74	1.97
Net investment income (loss)	0.35 [5]	1.99	1.17	0.78	0.09	(0.06)
Portfolio turnover (%)	145 [6]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

CLASS R6 SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.71	$10.24	$10.38	$9.97	$11.30	$11.29
Net investment income[2]	0.04	0.24	0.19	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.17	0.23	(0.33)	0.30	(0.69)	0.51
Total from investment operations	0.21	0.47	(0.14)	0.41	(0.60)	0.60
Less distributions
From net investment income	(1.60)	—	—	—	(0.73)	(0.59)
Net asset value, end of period	$9.32	$10.71	$10.24	$10.38	$9.97	$11.30
Total return (%)[3]	2.33 [4]	4.59	(1.35)	4.11	(5.55)	5.51
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$150	$546	$693	$639	$557
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15 [5]	1.29	1.26	1.24	1.23	1.26
Expenses including reductions	1.15 [5]	1.29	1.24	1.22	1.20	1.23
Net investment income	0.82 [5]	2.33	1.79	1.08	0.81	0.77
Portfolio turnover (%)	145 [6]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$10.71	$10.23	$10.37	$9.96	$11.29	$11.28
Net investment income[2]	0.04	0.21	0.19	0.11	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.17	0.27	(0.33)	0.30	(0.68)	0.52
Total from investment operations	0.21	0.48	(0.14)	0.41	(0.60)	0.60
Less distributions
From net investment income	(1.60)	—	—	—	(0.73)	(0.59)
Net asset value, end of period	$9.32	$10.71	$10.23	$10.37	$9.96	$11.29
Total return (%)[3]	2.33 [4]	4.59	(1.35)	4.12	(5.56)	5.51
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$32	$643	$936	$1,119	$1,260
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [5]	1.28	1.24	1.22	1.21	1.24
Expenses including reductions	1.13 [5]	1.27	1.23	1.22	1.20	1.23
Net investment income	0.74 [5]	2.07	1.81	1.12	0.75	0.68
Portfolio turnover (%)	145 [6]	50	59	59	80	80

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (formerly known as John Hancock Global Absolute Return Strategies Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,268,601	—	$1,268,601	—
Brazil	651,176	$651,176	—	—
Canada	19,266,599	19,266,599	—	—
China	16,466,446	—	16,429,927	$36,519
Denmark	4,212,930	—	4,212,930	—
France	19,101,355	—	19,101,355	—
Germany	11,555,234	—	11,555,234	—
Hong Kong	8,148,250	—	8,148,250	—
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
India	$4,531,797	$3,537,405	$994,392	—
Indonesia	2,610,316	—	2,610,316	—
Ireland	11,599,369	11,316,322	283,047	—
Israel	7,189,299	7,189,299	—	—
Italy	2,044,456	—	2,044,456	—
Japan	26,164,373	—	26,164,373	—
Malaysia	1,255,400	—	1,255,400	—
Mexico	881,287	881,287	—	—
Netherlands	197,108	—	197,108	—
Peru	2,700,827	2,700,827	—	—
Philippines	154,954	—	154,954	—
Singapore	1,414,180	—	1,414,180	—
South Africa	3,431,352	—	3,431,352	—
South Korea	10,977,268	477,543	10,499,725	—
Spain	1,883,522	—	1,883,522	—
Sweden	595,881	—	595,881	—
Switzerland	9,145,932	3,017,913	6,128,019	—
Taiwan	3,972,298	—	3,972,298	—
Thailand	883,171	—	883,171	—
Turkey	2,241,213	—	2,241,213	—
United Arab Emirates	207,189	—	207,189	—
United Kingdom	17,772,742	—	17,772,742	—
United States	209,787,393	209,787,393	—	—
Preferred securities	367,100	367,100	—	—
U.S. Government and Agency obligations	54,869,633	—	54,869,633	—
Corporate bonds	60,611,718	—	60,611,718	—
Total investments in securities	$518,160,369	$259,192,864	$258,930,986	$36,519
Derivatives:
Assets
Futures	$2,654,281	$2,654,281	—	—
Forward foreign currency contracts	3,030,857	—	$3,030,857	—
Liabilities
Futures	(1,292,021)	(1,292,021)	—	—
Forward foreign currency contracts	(2,804,119)	—	(2,804,119)	—
Swap contracts	(157,999)	—	(157,999)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2020 were $1,845.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2019, the fund has a short-term capital loss carryforward of $589,233,065 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities, and treasury inflation protected securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	39

the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2020, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and treasuries markets, and maintain diversity of the fund. The fund held futures contracts with USD notional values ranging from $252.5 million to $332.1 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in current exchange rates, gain exposure to foreign currencies and maintain diversity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from $762.2 million to $1.3 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
40	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

During the six months ended January 31, 2020, the fund used purchased options contracts to manage against anticipated currency exchange rates and changes in securities markets, gain exposure to foreign currency exchange rates and certain securities markets, and maintain diversity of the fund. The fund held purchased options contracts with market values ranging up to $6.3 million, as measured at each quarter end. There were no open purchased options contracts as of January 31, 2020.
During the six months ended January 31, 2020, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets. The fund held written option contracts with market values ranging up to $2.4 million, as measured at each quarter end. There were no open written option contracts as of January 31, 2020.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended January 31, 2020, the fund used interest rate swap contracts to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to treasuries markets. The fund held interest rate swaps with total USD notional amounts ranging up to $1.0 billion, as measured at each quarter end. There were no open interest rate swap contracts as of January 31, 2020.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	41

Credit default swaps — Buyer
During the six months ended January 31, 2020, the fund used credit default swap contracts as a buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $1.3 million to $12.8 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended January 31, 2020, the fund used credit default swap contracts as a seller to take a long position in the exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging up to $217.9 million, as measured at each quarter end.There were no open CDS contracts where the fund acted as seller as of January 31, 2020.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the six months ended January 31, 2020, the fund used inflation swaps to manage inflation duration of the fund, manage against changes in inflation, and maintain diversity of the fund. The fund held inflation swaps with total USD notional amounts ranging up to $204.5 million, as measured at each quarter end. There were no open inflation swaps as of January 31, 2020.
Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
42	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

During the six months ended January 31, 2020, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets. The fund held variance swaps with total USD notional amounts ranging up to $2.7 million, as measured at each quarter end. There were no open variance swaps as of January 31, 2020.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$317,957	$(647,750)
Equity	Receivable/payable for futures variation margin	Futures [1]	2,336,324	(644,271)
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	3,030,857	(2,804,119)
Credit	Swap contracts, at value	Credit default swaps[2]	—	(157,999)
			$5,685,138	$(4,254,139)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$(7,752,522)	—	—	$9,396,548	$1,644,026
Currency	$511,982	(20,461,237)	$966,313	—	—	(18,982,942)
Credit	—	—	—	—	1,114,856	1,114,856
Equity	(2,415,138)	—	—	$363,476	(2,401,436)	(4,453,098)
Total	$(1,903,156)	$(28,213,759)	$966,313	$363,476	$8,109,968	$(20,677,158)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	43

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$4,513,390	—	—	$(9,471,784)	$(4,958,394)
Currency	$(398,525)	—	$(1,771,938)	—	—	(2,170,463)
Credit	—	—	—	—	(1,648,297)	(1,648,297)
Equity	483,955	1,926,101	—	$(234,081)	2,557,889	4,733,864
Total	$85,430	$6,439,491	$(1,771,938)	$(234,081)	$(8,562,192)	$(4,043,290)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply; (c) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (d) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (e) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. Prior to August 28, 2019, the annual rates were (a) 1.300% of the first $200 million of the fund’s average daily net assets; and (b) 1.250% of the next $300 million of the fund’s average daily net assets provided that net assets were less than or equal to $500 million. If net assets exceeded $500 million, the following rates applied; (a) 1.200% of the first $3.0 billion of the fund’s average daily net assets; (b) 1.150% of the next $2.5 billion of the fund’s average daily net assets; (c) 1.120% of the next $1.5 billion of the fund’s average daily net assets; (d) 1.100% of the next $3.0 billion of the fund’s average daily net assets; and (e) 1.070% of the fund’s average daily net assets in excess of $10.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. Effective August 28, 2019, Standard Life Investments (Corporate Funds) Limited was replaced by Nordea Investment Management North America, Inc. as the fund's subadvisor. The fund is not responsible for payment of the subadvisory fees.
44	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,656
Class C	1,751
Class I	14,521
Class R2	25
Class	Expense reduction
Class R6	$4,756
Class NAV	1,434
Total	$24,143

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.99% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,371 for the six months ended January 31, 2020. Of this amount, $2,289 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,082 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	45

1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2020, CDSCs received by the Distributor amounted to $362 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$66,261	$26,889
Class C	233,458	28,428
Class I	—	236,073
Class R2	1,502	43
Class R6	—	8,138
Total	$301,221	$299,571
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$39,513,911	4	2.085%	($9,154)
46	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2020 and for the year ended July 31, 2019 were as follows:
	Six Months Ended 1-31-20		Year Ended 7-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	263,907	$2,405,398	625,188	$6,274,834
Distributions reinvested	796,538	7,136,984	—	—
Repurchased	(1,705,933)	(15,758,133)	(7,014,344)	(70,656,381)
Net decrease	(645,488)	$(6,215,751)	(6,389,156)	$(64,381,547)
Class C shares
Sold	37,555	$332,346	60,123	$597,810
Distributions reinvested	814,617	7,144,191	—	—
Repurchased	(1,286,877)	(11,579,524)	(4,113,011)	(40,562,259)
Net decrease	(434,705)	$(4,102,987)	(4,052,888)	$(39,964,449)
Class I shares
Sold	1,868,561	$17,306,760	19,544,689	$197,475,809
Distributions reinvested	7,893,840	71,518,197	—	—
Repurchased	(25,688,155)	(239,541,381)	(205,587,752)	(2,086,260,407)
Net decrease	(15,925,754)	$(150,716,424)	(186,043,063)	$(1,888,784,598)
Class R2 shares
Sold	8,548	$78,871	15,686	$158,107
Distributions reinvested	10,219	91,053	—	—
Repurchased	(26,752)	(243,864)	(77,295)	(781,172)
Net decrease	(7,985)	$(73,940)	(61,609)	$(623,065)
Class R6 shares
Sold	253,121	$2,373,944	1,684,518	$17,501,312
Distributions reinvested	2,302,851	20,909,885	—	—
Repurchased	(4,498,069)	(41,576,983)	(41,036,851)	(416,128,560)
Net decrease	(1,942,097)	$(18,293,154)	(39,352,333)	$(398,627,248)
Class NAV shares
Sold	1,322,824	$12,115,240	58,894	$607,546
Distributions reinvested	515,853	4,683,945	—	—
Repurchased	(620,486)	(5,717,570)	(59,948,659)	(604,241,928)
Net increase (decrease)	1,218,191	$11,081,615	(59,889,765)	$(603,634,382)
Total net decrease	(17,737,838)	$(168,320,641)	(295,788,814)	$(2,996,015,289)
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	47

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $695,370,380 and $661,035,231, respectively, for the six months ended January 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $138,745,760 and $150,201,985, respectively, for the six months ended January 31, 2020.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At January 31, 2020, funds within the John Hancock group of funds complex held 7.1% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
48	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Nordea Investment Management North America, Inc.

Portfolio Manager

Dr. Asbjørn Trolle Hansen
Dr. Claus Vorm
Kurt Kongsted

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND       49

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1078041	395SA 1/20 3/2020

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable

(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 9, 2020

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 9, 2020